UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-23147
                                                    -----------

                     First Trust Exchange-Traded Fund VIII
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                       Date of fiscal year end: August 31
                                               -----------

                   Date of reporting period: August 31, 2019
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust CEF Income Opportunity ETF (FCEF)

        First Trust Municipal CEF Income Opportunity ETF (MCEF)

----------------------------
       Annual Report
     For the Year Ended
      August 31, 2019
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                                AUGUST 31, 2019

Shareholder Letter...........................................................  1
Fund Performance Overview
   First Trust CEF Income Opportunity ETF (FCEF).............................  2
   First Trust Municipal CEF Income Opportunity ETF (MCEF)...................  5
Notes to Fund Performance Overview...........................................  8
Portfolio Commentary.........................................................  9
Understanding Your Fund Expenses............................................. 12
Portfolio of Investments
   First Trust CEF Income Opportunity ETF (FCEF)............................. 13
   First Trust Municipal CEF Income Opportunity ETF (MCEF)................... 15
Statements of Assets and Liabilities......................................... 17
Statements of Operations..................................................... 18
Statements of Changes in Net Assets.......................................... 19
Financial Highlights......................................................... 20
Notes to Financial Statements................................................ 21
Report of Independent Registered Public Accounting Firm...................... 27
Additional Information....................................................... 28
Board of Trustees and Officers............................................... 33
Privacy Policy............................................................... 35

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Funds, you may obtain an understanding of how the market environment affected each Fund's performance. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2019

Dear Shareholders:

One thing we can all agree on and expect: headline news coming out of Washington, DC continues to influence the financial markets. The tariff skirmishes and the Federal Reserve's (the "Fed") response to the now seventeen-month saga that began in March 2018, seem to be grabbing our attention the most.

The Fed lowered the upper bound of the target rate from 2.50% to 2.25% on July 31 and indicated it could go lower. Many have questioned the necessity of these rate cuts, especially in light of what we believe is a healthy economy.

If there is any proof to be found, we have witnessed a resilient market despite the twists and turns on the global stage. As the first quarter of 2019 came to a close, the markets rebounded from their lows at the end of 2018.

By the end of August, bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned a solid 9.10% for the calendar year-to-date 2019, and stocks did even better for the same period. Calendar year-to-date, the S&P 500(R) Index and the MSCI All Country World Index returned 18.34% and 13.80%, respectively.

Remember, no one can predict the inevitable and expected market fluctuations. Speak periodically with your investment professional, who can provide insight when it comes to investing and discovering opportunities when they arise.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

The First Trust CEF Income Opportunity ETF (the "Fund") seeks to provide current income with a secondary emphasis on total return. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FCEF."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL            CUMULATIVE
                                                                             TOTAL RETURNS           TOTAL RETURNS
                                                         1 Year Ended     Inception (9/27/16)     Inception (9/27/16)
                                                           8/31/19            to 8/31/19              to 8/31/19
FUND PERFORMANCE
NAV                                                         3.18%                8.40%                  26.58%
Market Price                                                3.24%                8.41%                  26.63%

INDEX PERFORMANCE
Prior Blended Benchmark (1) (2)                              N/A                  N/A                     N/A
Russell 3000(R) Index                                       1.31%               12.67%                  41.77%
Blended Benchmark (3)                                       3.41%                7.78%                  24.52%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

-----------------------------
(1) Prior to August 1, 2019, the Fund's primary benchmark was a blended index (the "Prior Blended Benchmark") composed 60% of the Morningstar US All Equity CEF Index and 40% of the Morningstar US All Taxable Fixed Income CEF Index (the "Morningstar Closed-End Fund Indices"). Effective August 1, 2019, Morningstar, Inc., the index provider of the Morningstar Closed-End Fund Indices, ceased calculating the Morningstar Closed-End Fund Indices. Accordingly, the Russell 3000(R) Index, a broad-based index composed of the equity securities of the 3,000 largest publicly-traded U.S. companies, was selected to replace the Prior Blended Benchmark as the Fund's primary benchmark.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(3) A blended benchmark (the "Blended Benchmark") comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on
      NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Cohen & Steers REIT and Preferred and
   Income Fund, Inc.                               4.58%
PIMCO Dynamic Credit and Mortgage
   Income Fund                                     4.51
BlackRock Science & Technology Trust               4.46
Cohen & Steers Infrastructure Fund, Inc.           4.14
Eaton Vance Tax-Advantaged Dividend
   Income Fund                                     3.90
DoubleLine Income Solutions Fund                   3.89
Ares Dynamic Credit Allocation Fund, Inc.          3.89
Nuveen Credit Strategies Income Fund               3.87
Eaton Vance Tax-Advantaged Global
   Dividend Income Fund                            3.81
John Hancock Tax-Advantaged Dividend
   Income Fund                                     3.68
                                                --------
     Total                                        40.73%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
WORLD REGIONS                                  INVESTMENTS
----------------------------------------------------------
North America                                     78.28%
Europe                                            12.64
Asia                                               9.08
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
MARKET CAPITALIZATION                          INVESTMENTS
----------------------------------------------------------
Large                                             35.66%
Mega                                              30.30
Mid                                               25.12
Small                                              7.19
Micro                                              1.73
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
CREDIT QUALITY (4)                             INVESTMENTS
----------------------------------------------------------
AAA                                                6.52%
AA                                                 0.70
A                                                  1.87
BBB                                               15.28
BB                                                28.15
B                                                 32.14
CCC-D                                              8.48
NR                                                 6.86
                                                --------
     Total                                       100.00%
                                                ========

-----------------------------
(4) The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 SEPTEMBER 27, 2016 - AUGUST 31, 2019

            First Trust CEF Income      Russell 3000(R)       Blended
               Opportunity ETF               Index           Benchmark
9/28/16            $10,000                  $10,000           $10,000
2/28/17             10,698                   11,058            10,693
8/31/17             11,348                   11,637            11,267
2/28/18             11,572                   12,853            11,410
8/31/18             12,267                   13,993            12,041
2/28/19             12,044                   13,502            11,833
8/31/19             12,657                   14,176            12,452

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 28, 2016 (commencement of trading) through August 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17         178             13               0             1
9/1/17 - 8/31/18          137              0               0             0
9/1/18 - 8/31/19          143              1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17          42              0               0             0
9/1/17 - 8/31/18          115              0               0             0
9/1/18 - 8/31/19          105              1               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

The First Trust Municipal CEF Income Opportunity ETF (the "Fund") seeks to provide current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges which invest primarily in municipal debt securities, some or all of which pay interest that is exempt from regular federal income taxes. The Fund may also invest in exchange-traded funds. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "MCEF."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL            CUMULATIVE
                                                                             TOTAL RETURNS           TOTAL RETURNS
                                                         1 Year Ended     Inception (9/27/16)     Inception (9/27/16)
                                                           8/31/19            to 8/31/19              to 8/31/19
FUND PERFORMANCE
NAV                                                         12.96%               2.86%                   8.58%
Market Price                                                12.84%               2.82%                   8.46%

INDEX PERFORMANCE
Morningstar US National & High Yield Municipal CEF
   Index (1) (2)                                              N/A                 N/A                     N/A
Bloomberg Barclays Municipal Bond Index                      8.72%               3.52%                  10.65%
First Trust Municipal Closed-End Fund Total Return
   Index (3)                                                15.37%               3.89%                  11.82%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

-----------------------------
(1) Prior to August 1, 2019, the Morningstar US National & High Yield Municipal CEF Index served as the Fund's primary benchmark. Effective August 1, 2019, Morningstar, Inc., the index provider of the Morningstar US National & High Yield Municipal CEF Index, ceased calculating the Morningstar US National & High Yield Municipal CEF Index. Accordingly, the Bloomberg Barclays Municipal Bond Index, a broad-based index composed of tax-exempt bonds, was selected to replace the Morningstar US National & High Yield Municipal CEF Index as the Fund's primary benchmark.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(3) The First Trust Municipal Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Nuveen AMT-Free Municipal Credit Income
   Fund                                            4.98%
Nuveen AMT-Free Quality Municipal Income
   Fund                                            4.62
BlackRock Municipal 2030 Target Term Trust         4.61
Nuveen Municipal Value Fund, Inc.                  4.18
BlackRock Muni Intermediate Duration
   Fund, Inc.                                      4.14
Nuveen Quality Municipal Income Fund               4.10
BlackRock MuniYield Quality Fund III, Inc.         3.79
Nuveen Municipal Credit Income Fund                3.67
Nuveen Enhanced Municipal Value Fund               3.59
Western Asset Municipal Partners Fund, Inc.        3.51
                                                --------
     Total                                        41.19%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
TOP STATE EXPOSURE                             INVESTMENTS
----------------------------------------------------------
Illinois                                          11.30%
California                                         9.76
Texas                                              7.73
Florida                                            7.54
New York                                           6.52
                                                --------
     Total                                        42.85%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY (4)                             INVESTMENTS
----------------------------------------------------------
AAA                                                8.57%
AA                                                28.19
A                                                 27.28
BBB                                               18.73
BB                                                 4.78
B                                                  3.62
CCC-D                                              1.44
NR                                                 7.39
                                                --------
     Total                                       100.00%
                                                ========

-----------------------------
(4) The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           SEPTEMBER 27, 2016 - AUGUST 31, 2019

            First Trust Municipal CEF       Bloomberg Barclays       First Trust Municipal
             Income Opportunity ETF        Municipal Bond Index      Closed-End Fund Index
9/28/16              $10,000                     $10,000                    $10,000
2/28/17                9,433                       9,758                      9,359
8/31/17                9,919                      10,128                      9,978
2/28/18                9,415                      10,003                      9,399
8/31/18                9,613                      10,178                      9,693
2/28/19                9,889                      10,416                     10,017
8/31/19               10,859                      11,066                     11,182

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 28, 2016 (commencement of trading) through August 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17         207             17               0             0
9/1/17 - 8/31/18          188              0               0             1
9/1/18 - 8/31/19          169              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17          10              0               0             0
9/1/17 - 8/31/18           63              0               0             0
9/1/18 - 8/31/19           81              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2019 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust CEF Income Opportunity ETF ("FCEF") and the First Trust Municipal CEF Income Opportunity ETF ("MCEF" and together with FCEF, the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, and is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the portfolios.

                              PORTFOLIO MANAGEMENT

Ken Fincher, Senior Vice President of First Trust, and Jordan Ramsland, Vice President of First Trust are the Funds' portfolio managers and have responsibility for the day-to-day management of each Fund's investment portfolio. Mr. Fincher has nearly 30 years of experience in financial markets. His current responsibilities include management of two First Trust exchange-traded funds and separately managed accounts that invest primarily in closed-end funds. He has also helped develop new product structures in the closed-end fund space. Mr. Fincher has been named Outstanding Individual Contributor to the Closed-End Fund Sector in 2007, 2006, 2005 and 2004 by financial analysts and his peers in the closed-end fund community and served on the Closed-End Fund committee of the Investment Company Institute. Mr. Fincher received a B.A. in financial administration from Michigan State University and an M.B.A. from Loyola University Graduate School of Business. Mr. Ramsland joined First Trust in 2013, and his current responsibilities include research and management of strategies that invest primarily in closed-end funds. He is responsible for updating and maintaining First Trust's proprietary closed-end fund models as part of the investment process for the First Trust closed-end fund exchange-traded funds and separately managed accounts. Mr. Ramsland graduated from Palm Beach Atlantic University in 2011 with a B.S. in Finance.

                                   COMMENTARY

FCEF

MARKET RECAP

Effective August 1, 2019, Morningstar, Inc. ceased calculating the indices that comprised the blended index that served as the Fund's primary benchmark. Accordingly, the Russell 3000(R) Index, a broad-based index composed of the equity securities of the 3,000 largest publicly-traded U.S. companies, was selected as the Fund's new primary benchmark. Additionally, a blended benchmark (the "Blended Benchmark"), comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on net asset value ("NAV")) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, was selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio.

Through the fiscal year ended August 31, 2019, the Russell 3000(R) Index returned 1.31% and the Blended Benchmark returned 3.41%.

PERFORMANCE ANALYSIS

On a NAV basis through the fiscal year ended August 31, 2019, the Fund provided a total return of 3.18%. The Fund's NAV total return underperformed the new Blended Benchmark's total return by 0.23%. The Fund's share price return of 3.24% underperformed the Blended Benchmark's total return by 0.17%.

The primary factors of underperformance relative to the Blended Benchmark are due primarily to portfolio allocation, as fixed income funds outpaced the performance of their equity cousins. Equity closed-end fund allocation selection provided excess return of 0.04%, while taxable fixed income closed-end fund allocation selection provided excess return of -0.08%, according to Bloomberg for the first eleven months of the year. The Fund carried a cash position of approximately 3.6% during the fiscal year, which negatively impacted the Fund by 0.37%. In the final month of the fiscal year, FCEF, as compared to the components of the Blended Benchmark, the equity portion of the portfolio provided excess return of 0.31% while the taxable fixed income posted excess return of -0.22% versus the benchmark.

MARKET AND FUND OUTLOOK

During the fiscal year ended August 31, 2019, the Equity and Taxable Fixed Income Closed-End Fund ("CEF") market experienced six initial public offerings ("IPOs") and two funds that transferred into the CEF format totaling just over $3.2 billion dollars. The newer funds began utilizing a twelve-year term structure with all upfront costs being borne by the sponsor. The funds also contain a provision that near the end of the twelve-year life, a vote of shareholders may enable the funds to become perpetual. This new, longer dated term structure may help the IPO market to accelerate, though we think fewer sponsors will play due to the significant upfront cost required.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2019 (UNAUDITED)

Corporate actions in the CEF space ramped up during the year, as activism continued to take hold. Fund tender offers along with liquidations took place, often times driven by shareholders looking to monetize the underlying fund discount. From the sponsor side, due to a continued weak IPO market, the CEF market continued to raise funds through rights offerings. Sponsors also continue to fine tune their fund line-ups by suggesting fund mergers in order to gain better economies of scale.

We believe actively managing exposure to CEFs will become more important as economic growth continues to slow. In the secondary market, taxable fixed income fund sponsors have begun to institute distribution rates to match a fund's potential total return rather than just relying on the income. We believe the end goal here is to narrow outstanding fund discounts and to potentially head off any dissident shareholder actions which might result in a proxy battle. On the equity side, sponsors are beginning to right size their distributions as the economy may be headed into a slower growth cycle. These adjustments may come as a shock to some, but, in our view, are long overdue.

The acceptance of a new IPO structure, which was met with strong demand, is helpful in broadening the options available to investors looking to utilize CEFs in their portfolio. Though issuance has been light to date, the calendar is building, and we anticipate that sponsors will continue to craft portfolios which meet the needs of today's investors.

We will continue to focus on buying funds based on fundamentals, while seeking to identify opportunities that can provide strategy investors with the potential for an attractive total return, whether it be on the equity or fixed income side of the ledger.

MCEF

MARKET RECAP

Effective August 1, 2019, Morningstar, Inc. ceased calculating the Morningstar US National & High Yield Municipal CEF Index, the index that served as the Fund's primary benchmark. Accordingly, the Bloomberg Barclays Municipal Bond Index, a broad-based index composed of tax-exempt bonds, was selected to replace the Morningstar US National & High Yield Municipal CEF Index as the Fund's primary benchmark. Additionally, the First Trust Municipal Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, was selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio.

Through the fiscal year ended August 31, 2019, the Bloomberg Barclays Municipal Bond Index returned 8.72% and the First Trust Municipal Closed-End Fund Total Return Index returned 15.37%. Performance during the year trended lower the first four months before trending higher after year-end. Strength in the underlying share price of municipal closed-end funds helped to narrow the average fund discount.

Drivers related to the strength during the period included reduction in short-term borrowing cost, fewer Fund distribution cuts, and underlying strength in municipal credits.

PERFORMANCE ANALYSIS

On a net asset value ("NAV") basis through the fiscal year ended August 31, 2019, the Fund provided a total return of 12.96%. The Fund's secondary benchmark, the First Trust Municipal Closed-End Fund Total Return Index provided a total return of 15.37% over the same period. The Fund's NAV total return trailed the secondary benchmark's total return by 2.41%. The Fund's share price return of 12.84% trailed the secondary benchmark's total return by 2.53%.

Allocation and security selection were the primary reason for underperformance, relative to the secondary benchmark, during the first eleven months of the fiscal year. The Fund continued to move away from shorter duration holdings as the prospective for longer duration municipal holdings brightened on lower short-term rates. The Fund has been overweight shorter duration funds which has been a drag on returns. Allocation effect resulted in underperformance versus the benchmark of -1.18% while security selection caused slippage of -0.54%. During the final month, utilizing the new secondary benchmark, it was found that once again allocation effect resulted in underperformance (-0.15%), while security selection posted a small positive result (0.14%). Movement away from the previous defensive positioning was beginning to help.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2019 (UNAUDITED)

The Fund began to move away from its defensive posture in late 2018 as rates began to fall and the outlook for bonds improved on expectations that the economy would slow. Holdings in short duration exchange-traded funds were eliminated and the Fund also worked to reduce exposure to many of the lower yielding term funds introduced in the past few years. While there may still exist some distribution adjustments in secondary traded funds, the presence of high demand for fixed income securities along with lower borrowing costs was enough of a catalyst to help push out portfolio duration.

MARKET AND FUND OUTLOOK

We believe fixed income investors will continue to benefit as the Federal Reserve keeps short rates low and prospects of an economic slowdown. Lower short rates will aid leveraged municipal closed-end funds by keeping the cost of borrowing for the funds low, in our opinion. We believe a strong secondary market will help to further narrow fund discounts and may result in demand for new offerings from fund sponsors. Similar to the equity and taxable CEF markets, we believe strong secondary demand for funds may eventually lead to a few new offerings in the term format.

The Fund will continue to move away from its defensive posture as lower rates, a slowing economy and improved investor demand push long duration leveraged municipal CEF prices higher. We believe the municipal market will continue to move higher in the short term, though we are expecting a year-end pullback brought about by retail investor tax selling. This type of pullback will allow the Fund to take advantage of short-term mispricing of funds, in our opinion.

We will continue to focus on buying funds based on fundamentals, while seeking to identify opportunities that can provide strategy investors with the potential for an attractive total return.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2019 (UNAUDITED)

As a shareholder of First Trust CEF Income Opportunity ETF or First Trust Municipal CEF Income Opportunity ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------
                                                                                      ANNUALIZED
                                                                                     EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING         ENDING        BASED ON THE      DURING THE
                                                   ACCOUNT VALUE    ACCOUNT VALUE      SIX MONTH       SIX MONTH
                                                   MARCH 1, 2019   AUGUST 31, 2019    PERIOD (a)     PERIOD (a) (b)
-------------------------------------------------------------------------------------------------------------------
FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
Actual                                               $1,000.00        $1,051.00          0.85%           $4.39
Hypothetical (5% return before expenses)             $1,000.00        $1,020.92          0.85%           $4.33

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
Actual                                               $1,000.00        $1,098.00          0.75%           $3.97
Hypothetical (5% return before expenses)             $1,000.00        $1,021.42          0.75%           $3.82


(a) Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which each Fund invests.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March 1, 2019 through August 31, 2019), multiplied by 184/365 (to reflect the six-month period).

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2019

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 96.9%
               CAPITAL MARKETS -- 96.9%
       46,647  Advent Convertible Income Fund           $     667,519
       30,171  AllianzGI Convertible & Income
                  2024 Target Term Fund                       282,702
       24,188  Apollo Tactical Income Fund, Inc.              354,354
       93,574  Ares Dynamic Credit Allocation
                  Fund, Inc.                                1,397,060
       38,989  Barings Global Short Duration
                  High Yield Fund                             678,409
       26,665  BlackRock Corporate High Yield
                  Fund, Inc.                                  280,249
       32,507  BlackRock Income Trust, Inc.                   195,692
       30,077  BlackRock Multi-Sector Income
                  Trust                                       509,504
       48,560  BlackRock Science & Technology
                  Trust                                     1,603,937
       36,000  BlackRock Science & Technology
                  Trust II                                    747,360
       56,355  Blackstone / GSO Strategic Credit
                  Fund                                        803,622
        6,404  Central Securities Corp.                       196,667
       56,132  Cohen & Steers Infrastructure
                  Fund, Inc.                                1,489,743
       69,904  Cohen & Steers REIT and
                  Preferred and Income Fund, Inc.           1,645,540
       71,363  DoubleLine Income Solutions
                  Fund                                      1,398,715
       12,719  Eaton Vance Enhanced Equity
                  Income Fund                                 190,022
       49,991  Eaton Vance Short Duration
                  Diversified Income Fund                     655,882
       59,436  Eaton Vance Tax-Advantaged
                  Dividend Income Fund                      1,402,690
       86,666  Eaton Vance Tax-Advantaged
                  Global Dividend Income Fund               1,368,456
       25,289  Eaton Vance Tax-Advantaged
                  Global Dividend Opportunities
                  Fund                                        631,972
       53,265  Gabelli Dividend & Income
                  Trust (The)                               1,103,651
       20,869  General American Investors
                  Co., Inc.                                   737,510
       11,622  John Hancock Financial
                  Opportunities Fund                          354,239
       50,918  John Hancock Tax-Advantaged
                  Dividend Income Fund                      1,321,322
       12,020  KKR Income Opportunities Fund                  183,666
       15,115  Lazard Global Total Return and
                  Income Fund, Inc.                           233,980
       40,157  Macquarie Global Infrastructure
                  Total Return Fund, Inc.                     933,249
        8,008  Morgan Stanley China A Share
                  Fund, Inc.                                  167,688
      185,680  Nuveen Credit Strategies Income
                  Fund                                      1,392,600


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       68,371  Nuveen Preferred & Income
                  Opportunities Fund                    $     679,608
       33,253  Nuveen Real Asset Income and
                  Growth Fund                                 563,306
       22,513  Nuveen Short Duration Credit
                  Opportunities Fund                          339,046
       46,513  Nuveen Tax-Advantaged
                  Dividend Growth Fund                        762,813
       79,455  PGIM Global High Yield Fund,
                  Inc.                                      1,120,315
       67,484  PIMCO Dynamic Credit and
                  Mortgage Income Fund                      1,622,315
       39,079  Principal Real Estate Income
                  Fund                                        769,465
       19,435  Royce Micro-Cap Trust, Inc.                    152,565
       46,727  Royce Value Trust, Inc.                        627,544
       18,652  Source Capital, Inc.                           661,027
       38,204  Tekla Healthcare Investors                     715,561
       62,057  Tekla Healthcare Opportunities
                  Fund                                      1,068,622
       23,009  Tekla Life Sciences Investors                  356,870
       26,141  Templeton Emerging Markets
                  Fund                                        370,679
       35,810  Tortoise Pipeline & Energy Fund,
                  Inc.                                        459,800
       35,603  Tortoise Power and Energy
                  Infrastructure Fund, Inc.                   646,906
       33,323  Tri-Continental Corp.                          879,394
       55,940  Western Asset Emerging Markets
                  Debt Fund, Inc.                             759,665
       56,101  Western Asset High Income
                  Opportunity Fund, Inc.                      281,066
       16,236  Western Asset Inflation-Linked
                  Opportunities & Income Fund                 181,681
                                                        -------------
               TOTAL CLOSED-END FUNDS
                  -- 96.9%                                 35,946,248
               (Cost $36,015,377)                       -------------

               MONEY MARKET FUNDS -- 2.9%
    1,077,647  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 1.95% (a)           1,077,647
               (Cost $1,077,647)                        -------------

               TOTAL INVESTMENTS -- 99.8%                  37,023,895
               (Cost $37,093,024) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                          60,704
                                                        -------------
               NET ASSETS -- 100.0%                     $  37,084,599
                                                        =============


                        See Notes to Financial Statements                Page 13

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

(a)   Rate shown reflects yield as of August 31, 2019.

(b) Aggregate cost for federal income tax purposes is $37,100,017. As of August 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,461,049 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,537,171. The net unrealized depreciation was $76,122.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                           LEVEL 2         LEVEL 3
                          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                           QUOTED        OBSERVABLE      UNOBSERVABLE
                           PRICES          INPUTS           INPUTS
                        ---------------------------------------------
Closed-End Funds*       $ 35,946,248     $        --     $         --
Money Market Funds         1,077,647              --               --
                        ---------------------------------------------
Total Investments       $ 37,023,895     $        --     $         --
                        =============================================

* See Portfolio of Investments for industry breakout.


Page 14                 See Notes to Financial Statements

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2019

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 94.0%
               CAPITAL MARKETS -- 94.0%
       14,176  BlackRock Florida Municipal
                  2020 Term Trust                       $     204,134
       17,635  BlackRock Investment Quality
                  Municipal Trust, Inc.                       276,164
       22,964  BlackRock Long-Term Municipal
                  Advantage Trust                             301,288
       29,487  BlackRock Muni Intermediate
                  Duration Fund, Inc.                         432,869
       20,236  BlackRock Municipal 2030
                  Target Term Trust                           482,629
       14,182  BlackRock Municipal Income
                  Investment Quality Trust                    206,064
       19,153  BlackRock Municipal Income
                  Trust                                       271,015
       13,971  BlackRock Municipal Income
                  Trust II                                    216,271
       17,398  BlackRock MuniHoldings
                  Investment Quality Fund                     236,613
        7,903  BlackRock MuniHoldings
                  Quality Fund, Inc.                          100,842
       14,308  BlackRock MuniYield Quality
                  Fund, Inc.                                  214,620
       23,123  BlackRock MuniYield Quality
                  Fund II, Inc.                               302,449
       28,963  BlackRock MuniYield Quality
                  Fund III, Inc.                              396,503
       12,558  DTF Tax-Free Income, Inc.                      177,068
       15,587  Eaton Vance Municipal Income
                  2028 Term Trust                             330,912
       18,879  Eaton Vance Municipal Income
                  Trust                                       244,483
       14,473  Invesco Municipal Trust                        184,386
        8,123  Invesco Pennsylvania Value
                  Municipal Income Trust                      111,854
       27,050  Invesco Quality Municipal
                  Income Trust                                349,756
       15,522  Invesco Trust for Investment
                  Grade Municipals                            204,270
       16,115  MainStay MacKay Defined Term
                  Municipal Opportunities Fund                340,349
        8,714  Neuberger Berman Municipal
                  Fund, Inc.                                  135,067
       31,006  Nuveen AMT-Free Municipal
                  Credit Income Fund                          520,591
       33,708  Nuveen AMT-Free Quality
                  Municipal Income Fund                       483,373
        2,912  Nuveen Connecticut Quality
                  Municipal Income Fund                        39,487
       25,215  Nuveen Enhanced Municipal
                  Value Fund                                  375,199
        7,754  Nuveen Intermediate Duration
                  Municipal Term Fund                         105,687
        8,075  Nuveen Intermediate Duration
                  Quality Municipal Term Fund                 111,370



SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       27,064  Nuveen Municipal 2021 Target
                  Term Fund                             $     263,062
       23,363  Nuveen Municipal Credit Income
                  Fund                                        384,088
       22,462  Nuveen Municipal High Income
                  Opportunity Fund                            323,902
       41,569  Nuveen Municipal Value Fund,
                  Inc.                                        437,722
        3,925  Nuveen North Carolina Quality
                  Municipal Income Fund                        53,773
       29,500  Nuveen Quality Municipal
                  Income Fund                                 429,225
        5,240  Nuveen Select Tax-Free Income
                  Portfolio                                    83,106
       26,036  Western Asset Intermediate Muni
                  Fund, Inc.                                  241,874
        5,573  Western Asset Municipal Defined
                  Opportunity Trust, Inc.                     119,764
       10,276  Western Asset Municipal High
                  Income Fund, Inc.                            79,433
       23,739  Western Asset Municipal
                  Partners Fund, Inc.                         367,480
                                                        -------------
               TOTAL CLOSED-END FUNDS
                  -- 94.0%                                 10,138,742
               (Cost $9,832,775)                        -------------

               EXCHANGE-TRADED FUNDS -- 3.0%
               CAPITAL MARKETS -- 3.0%
        5,002  VanEck Vectors High-Yield
                  Municipal Index ETF                         324,630
               (Cost $316,299)                          -------------

               TOTAL INVESTMENTS -- 97.0%                  10,463,372
               (Cost $10,149,074) (a)
               NET OTHER ASSETS AND
                  LIABILITIES -- 3.0%                         322,019
                                                        -------------
               NET ASSETS -- 100.0%                     $  10,785,391
                                                        =============

(a) Aggregate cost for federal income tax purposes is $10,152,693. As of August 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $364,649 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $53,970. The net unrealized appreciation was $310,679.


                        See Notes to Financial Statements                Page 15

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                           LEVEL 2         LEVEL 3
                          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                           QUOTED        OBSERVABLE     UNOBSERVABLE
                           PRICES          INPUTS          INPUTS
                        ---------------------------------------------
Closed-End Funds*       $ 10,138,742     $        --    $          --
Exchange-Traded Funds*       324,630              --               --
                        ---------------------------------------------
Total Investments       $ 10,463,372     $        --    $          --
                        =============================================

* See Portfolio of Investments for industry breakout.


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2019

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
ASSETS:
Investments, at value..................................................      $    37,023,895        $    10,463,372
Cash...................................................................                   --                274,066
Receivables:
   Capital shares sold.................................................                   --                979,393
   Dividends...........................................................               87,465                 24,922
                                                                             ---------------        ---------------
   Total Assets........................................................           37,111,360             11,741,753
                                                                             ---------------        ---------------
LIABILITIES:
Payables:
   Investment advisory fees............................................               26,761                  6,253
   Investment securities purchased.....................................                   --                950,109
                                                                             ---------------        ---------------
   Total Liabilities...................................................               26,761                956,362
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    37,084,599        $    10,785,391
                                                                             ===============        ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $    37,137,029        $    10,545,335
Par value..............................................................               17,050                  5,500
Accumulated distributable earnings (loss)..............................              (69,480)               234,556
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    37,084,599        $    10,785,391
                                                                             ===============        ===============
NET ASSET VALUE, per share.............................................      $         21.75        $         19.61
                                                                             ===============        ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            1,705,000                550,002
                                                                             ===============        ===============
Investments, at cost...................................................      $    37,093,024        $    10,149,074
                                                                             ===============        ===============


                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2019

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
INVESTMENT INCOME:
Dividends..............................................................      $     1,822,847        $       425,864
                                                                             ---------------        ---------------
   Total investment income.............................................            1,822,847                425,864
                                                                             ---------------        ---------------
EXPENSES:
Investment advisory fees...............................................              324,695                 75,318
                                                                             ---------------        ---------------
   Total expenses......................................................              324,695                 75,318
                                                                             ---------------        ---------------
NET INVESTMENT INCOME (LOSS)...........................................            1,498,152                350,546
                                                                             ---------------        ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................              637,106                (13,576)
   In-kind redemptions.................................................              308,872               (219,171)
   Distribution of capital gains from investment companies.............              177,887                  3,474
                                                                             ---------------        ---------------
Net realized gain (loss)...............................................            1,123,865               (229,273)
Net change in unrealized appreciation (depreciation) on investments....           (1,972,125)               883,685
                                                                             ---------------        ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             (848,260)               654,412
                                                                             ---------------        ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $       649,892        $     1,004,958
                                                                             ===============        ===============


Page 18                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FIRST TRUST                        FIRST TRUST
                                                                          CEF INCOME                    MUNICIPAL CEF INCOME
                                                                       OPPORTUNITY ETF                    OPPORTUNITY ETF
                                                                            (FCEF)                             (MCEF)
                                                               --------------------------------   --------------------------------
                                                                    YEAR             YEAR              YEAR             YEAR
                                                                    ENDED            ENDED             ENDED            ENDED
                                                                  8/31/2019        8/31/2018         8/31/2019        8/31/2018
                                                               ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss).............................      $     1,498,152  $     1,094,764   $       350,546  $       478,480
Net realized gain (loss).................................            1,123,865        1,519,642          (229,273)         (25,147)
Net change in unrealized appreciation (depreciation).....           (1,972,125)         202,496           883,685         (942,279)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations.......................................              649,892        2,816,902         1,004,958         (488,946)
                                                               ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations....................................           (2,101,900)                          (340,376)
Net investment income....................................                            (1,571,800)                          (478,497)
Net realized gain........................................                              (180,975)                                --
Return of capital........................................                   --               --                --          (13,754)
                                                               ---------------  ---------------   ---------------  ---------------
Total distributions to shareholders......................           (2,101,900)      (1,752,775)         (340,376)        (492,251)
                                                               ---------------  ---------------   ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold................................            7,834,038       21,813,751         1,919,382        3,745,622
Cost of shares redeemed..................................          (15,050,996)      (8,641,468)       (5,252,800)      (2,751,117)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.........................           (7,216,958)      13,172,283        (3,333,418)         994,505
                                                               ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets..................           (8,668,966)      14,236,410        (2,668,836)          13,308
NET ASSETS:
Beginning of period......................................           45,753,565       31,517,155        13,454,227       13,440,919
                                                               ---------------  ---------------   ---------------  ---------------
End of period............................................      $    37,084,599  $    45,753,565   $    10,785,391  $    13,454,227
                                                               ===============  ===============   ===============  ===============
Accumulated net investment income (loss)
   at end of period......................................                       $        23,208                    $            --
                                                                                ===============                    ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..................            2,055,000        1,455,000           750,002          700,002
Shares sold..............................................              400,000        1,000,000           100,000          200,000
Shares redeemed..........................................             (750,000)        (400,000)         (300,000)        (150,000)
                                                               ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period........................            1,705,000        2,055,000           550,002          750,002
                                                               ===============  ===============   ===============  ===============


                        See Notes to Financial Statements                Page 19

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)


                                                                  YEAR ENDED AUGUST 31,       PERIOD
                                                                  ----------------------      ENDED
                                                                     2019        2018     8/31/2017 (a)
                                                                  ----------  ----------  --------------
Net asset value, beginning of period............................   $  22.26    $  21.66      $  20.05
                                                                   --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................       0.82        0.78          1.02
Net realized and unrealized gain (loss).........................      (0.18)       0.93          1.61
                                                                   --------    --------      --------
Total from investment operations................................       0.64        1.71          2.63
                                                                   --------    --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................      (0.96)      (1.01)        (0.79)
Net realized gain...............................................      (0.19)      (0.10)        (0.12)
Return of capital...............................................         --          --         (0.11)
                                                                   --------    --------      --------
Total distributions.............................................      (1.15)      (1.11)        (1.02)
                                                                   --------    --------      --------
Net asset value, end of period..................................   $  21.75    $  22.26      $  21.66
                                                                   ========    ========      ========
TOTAL RETURN (b)................................................       3.18%       8.09%        13.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................   $ 37,085    $ 45,754      $ 31,517
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)...............       0.85%       0.85%         0.85% (d)
Ratio of net investment income (loss) to average net assets.....       3.92%       3.14%         5.99% (d)
Portfolio turnover rate (e).....................................         13%         15%           23%


FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

                                                                  YEAR ENDED AUGUST 31,       PERIOD
                                                                  ----------------------      ENDED
                                                                     2019        2018     8/31/2017 (a)
                                                                  ----------  ----------  --------------
Net asset value, beginning of period............................   $  17.94    $  19.20      $  20.05
                                                                   --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................       0.62        0.64          0.61
Net realized and unrealized gain (loss).........................       1.65       (1.24)        (0.80)
                                                                   --------    --------      --------
Total from investment operations................................       2.27       (0.60)        (0.19)
                                                                   --------    --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................      (0.60)      (0.64)        (0.61)
Return of capital...............................................         --       (0.02)        (0.05)
                                                                   --------    --------      --------
Total distributions.............................................      (0.60)      (0.66)        (0.66)
                                                                   --------    --------      --------
Net asset value, end of period..................................   $  19.61    $  17.94      $  19.20
                                                                   ========    ========      ========
TOTAL RETURN (b)................................................      12.96%      (3.09)%       (0.81)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................   $ 10,785    $ 13,454      $ 13,441
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)...............       0.75%       0.75%         0.75% (d)
Ratio of net investment income (loss) to average net assets.....       3.49%       3.54%         3.59% (d)
Portfolio turnover rate (e).....................................         20%         11%           18%


(a) Inception date is September 27, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 20                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of seven funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

    First Trust CEF Income Opportunity ETF - (Nasdaq ticker "FCEF")
    First Trust Municipal CEF Income Opportunity ETF - (Nasdaq ticker "MCEF")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund and principally invests in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges ("Closed-End Funds"). FCEF's primary investment objective is to provide current income with a secondary emphasis on total return. MCEF's investment objective is to provide current income. Each Fund seeks to achieve its investment objective(s) by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in Closed-End Funds. MCEF invests in Closed-End Funds ("Municipal Closed-End Funds") which invest primarily in municipal debt securities, some or all of which pay interest that is exempt from regular federal income taxes ("Municipal Securities"). MCEF may also invest in exchange-traded funds. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Because the shares of Closed-End Funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company, investors seek to buy and sell shares of Closed-End Funds in the secondary market.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of August 31, 2019, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2019 was as follows:

                                                       Distributions  Distributions  Distributions  Distributions
                                                         paid from      paid from      paid from      paid from
                                                         Ordinary        Capital      Tax-Exempt      Return of
                                                          Income          Gains         Income         Capital
                                                       -------------  -------------  -------------  -------------
First Trust CEF Income Opportunity ETF                 $   1,678,056  $     423,844  $          --  $          --
First Trust Municipal CEF Income Opportunity ETF               3,749             --        336,627             --

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2018 was as follows:

                                                       Distributions  Distributions  Distributions  Distributions
                                                         paid from      paid from      paid from      paid from
                                                         Ordinary        Capital      Tax-Exempt      Return of
                                                          Income          Gains         Income         Capital
                                                       -------------  -------------  -------------  -------------
First Trust CEF Income Opportunity ETF                 $   1,571,800  $     180,975  $          --  $          --
First Trust Municipal CEF Income Opportunity ETF               4,522             --        473,975         13,754

As of August 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                       Accumulated        Net
                                                       Undistributed   Capital and    Unrealized
                                                         Ordinary         Other      Appreciation
                                                          Income       Gain (Loss)   (Depreciation)
                                                       -------------  -------------  -------------
First Trust CEF Income Opportunity ETF                 $          --  $       6,642  $     (76,122)
First Trust Municipal CEF Income Opportunity ETF              10,170        (86,293)       310,679

D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

In addition, the First Trust Municipal CEF Income Opportunity ETF intends to invest in such Municipal Closed-End Funds to allow it to qualify to pass through "exempt dividends" as defined in the Internal Revenue Code.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017, 2018, and 2019 remain open to federal and state audit. As of August 31, 2019, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2019, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                               Non-Expiring
                                                               Capital Loss
                                                               Carryforwards
                                                               -------------
First Trust CEF Income Opportunity ETF                         $          --
First Trust Municipal CEF Income Opportunity ETF                      86,293

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2019, the Funds had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2019, the adjustments for each Fund were as follows:

                                                                        Accumulated
                                                        Accumulated     Net Realized
                                                       Net Investment   Gain (Loss)       Paid-in
                                                       Income (Loss)   on Investments     Capital
                                                       --------------  --------------  --------------
First Trust CEF Income Opportunity ETF                 $      228,703  $     (928,588) $      699,885
First Trust Municipal CEF Income Opportunity ETF                   --         219,171        (219,171)

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

F. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. FCEF and MCEF have each agreed to pay First Trust an annual unitary management fee equal to 0.85% and 0.75% of its average daily net assets, respectively. In addition, each Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2019, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $  5,539,297    $  4,871,575
First Trust Municipal CEF Income Opportunity ETF                   2,050,363       2,120,379

For the fiscal year ended August 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $  6,981,063    $ 14,022,948
First Trust Municipal CEF Income Opportunity ETF                   1,865,229       5,103,757

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2020.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
VIII:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First Trust CEF Income Opportunity ETF and First Trust Municipal CEF Income Opportunity ETF (the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII (the "Trust"), including the portfolios of investments, as of August 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended August 31, 2019 and 2018, and the period from September 27, 2016 (commencement of operations) through August 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the two portfolios included within the First Trust Exchange-Traded Fund VIII as of August 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the years ended August 31, 2019 and 2018, and for the period from September 27, 2016 (commencement of operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 24, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended August 31, 2019, the following percentages of income dividend paid by the Funds qualified for the dividends received deduction available to corporations:

                                                                  Dividends Received Deduction
                                                                  ----------------------------
First Trust CEF Income Opportunity ETF                                         *
First Trust Municipal CEF Income Opportunity ETF                               *

* The actual percentage of income dividends that qualified for the dividend received deduction will be available to corporate shareholders shortly after the calendar year end.

For the taxable year ended August 31, 2019, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:

                                                                   Qualified Dividend Income
                                                                  ----------------------------
First Trust CEF Income Opportunity ETF                                         **
First Trust Municipal CEF Income Opportunity ETF                               **

** The actual qualified dividend income distributions will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after the calendar year end.

For the taxable year ended August 31, 2019, the following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement. The First Trust Municipal CEF Income Opportunity ETF designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2019:

Federal and State Income Tax                                               Percentages
-------------------------------------                                    ---------------
Tax-Exempt Interest Dividends                                                98.90%
Alternative Minimum Tax (AMT)                                                11.19%

For the fiscal year ended August 31, 2019, the amount of long-term capital gain distributions designated by First Trust CEF Income Opportunity ETF was $423,844 which is taxable at the applicable capital gain tax rates for federal income tax purposes.

For the tax year ended August 31, 2019, the First Trust CEF Income Opportunity ETF designated $362,301, or amounts necessary, as long-term capital gain. During the tax year, Fund shareholders redeemed amounts in excess of our long-term capital gain and of these proceeds, $362,301, or amounts necessary, represents long-term capital gain from the Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.


              NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following two series of the Trust (each a "Fund" and collectively, the "Funds"):

   First Trust CEF Income Opportunity ETF (FCEF)
   First Trust Municipal CEF Income Opportunity ETF (MCEF)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. The Board noted that each Fund is an actively-managed ETF and noted that the Advisor's CEF Management Team is responsible for the day-to-day management of the Funds' investments. The Board considered the background and experience of the members of the CEF Management Team, including the Board's prior meetings with members of the Team. The Board considered the Advisor's statement that it applies the same oversight model internally with its CEF Management Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board noted that because each Fund will invest in underlying funds, it will incur acquired fund fees and expenses, which are not payable out of the unitary fee, and that such fees and expenses will change over time as assets are reallocated among the underlying funds. The Board considered that, to the extent any of the underlying funds are other funds in the First Trust Fund Complex, the Advisor has agreed to offset the unitary fee paid by each Fund related to the Fund's assets invested in the affiliated underlying funds. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios (excluding

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

acquired fund fees and expenses) were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for FCEF was below the median total (net) expense ratio of the peer funds in its Expense Group and that the unitary fee for MCEF was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that there were no other actively-managed ETFs in the Funds' Expense Groups, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information comparing each Fund's performance for the one-year period ended December 31, 2018 to the performance of the funds in the applicable Performance Universe and a benchmark index. Based on the information provided, the Board noted that each Fund underperformed its Performance Universe median but outperformed its benchmark index for the one-year period ended December 31, 2018.

On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2018 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                TERM OF OFFICE                                                 THE FIRST TRUST      DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                  FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS                OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;          163          None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.           163          Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial            163          Director of Trust
(1956)                                             and Management Consulting)                                     Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),          163          None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to
                                                   September 2014), Dew Learning LLC
                                                   (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust              163          None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

                              POSITION AND             TERM OF OFFICE
       NAME                      OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
 AND YEAR OF BIRTH             WITH TRUST                  SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term   Managing Director and Chief Financial Officer
(1966)                Officer                                             (January 2016 to Present), Controller (January 2011
                                                      o Since Inception   to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer
                                                                          (January 2016 to Present), BondWave LLC
                                                                          (Software Development Company) and Stonebridge
                                                                          Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term   Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                   President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since Inception   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term   General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                       First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception   Counsel, BondWave LLC; Secretary, Stonebridge
                                                                          Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term   Managing Director, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term   Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                             and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1966)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1970)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust TCW Opportunistic Fixed Income ETF (FIXD)

        First Trust TCW Unconstrained Plus Bond ETF (UCON)

----------------------------
       Annual Report
     For the Year Ended
      August 31, 2019
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                                AUGUST 31, 2019

Shareholder Letter...........................................................  1
Fund Performance Overview
   First Trust TCW Opportunistic Fixed Income ETF (FIXD).....................  2
   First Trust TCW Unconstrained Plus Bond ETF (UCON)........................  5
Notes to Fund Performance Overview...........................................  8
Portfolio Commentary.........................................................  9
Understanding Your Fund Expenses............................................. 12
Portfolio of Investments
   First Trust TCW Opportunistic Fixed Income ETF (FIXD)..................... 13
   First Trust TCW Unconstrained Plus Bond ETF (UCON)........................ 34
Statements of Assets and Liabilities......................................... 53
Statements of Operations..................................................... 54
Statements of Changes in Net Assets.......................................... 55
Financial Highlights......................................................... 56
Notes to Financial Statements................................................ 57
Report of Independent Registered Public Accounting Firm...................... 68
Additional Information....................................................... 69
Board of Trustees and Officers............................................... 74
Privacy Policy............................................................... 76

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Funds, you may obtain an understanding of how the market environment affected each Fund's performance. The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2019

Dear Shareholders:

One thing we can all agree on and expect: headline news coming out of Washington, DC continues to influence the financial markets. The tariff skirmishes and the Federal Reserve's (the "Fed") response to the now seventeen-month saga that began in March 2018, seem to be grabbing our attention the most.

The Fed lowered the upper bound of the target rate from 2.50% to 2.25% on July 31 and indicated it could go lower. Many have questioned the necessity of these rate cuts, especially in light of what we believe is a healthy economy.

If there is any proof to be found, we have witnessed a resilient market despite the twists and turns on the global stage. As the first quarter of 2019 came to a close, the markets rebounded from their lows at the end of 2018.

By the end of August, bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned a solid 9.10% for the calendar year-to-date 2019, and stocks did even better for the same period. Calendar year-to-date, the S&P 500(R) Index and the MSCI All Country World Index returned 18.34% and 13.80%, respectively.

Remember, no one can predict the inevitable and expected market fluctuations. Speak periodically with your investment professional, who can provide insight when it comes to investing and discovering opportunities when they arise.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

The investment objective of the First Trust TCW Opportunistic Fixed Income ETF (the "Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities. The Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; collateralized loan obligations (CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FIXD."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL            CUMULATIVE
                                                                             TOTAL RETURNS           TOTAL RETURNS
                                                         1 Year Ended     Inception (2/14/17)     Inception (2/14/17)
                                                           8/31/19            to 8/31/19              to 8/31/19
FUND PERFORMANCE
NAV                                                         10.33%               5.01%                  13.25%
Market Price                                                10.51%               5.08%                  13.43%

INDEX PERFORMANCE
Bloomberg Barclays U.S. Aggregate Bond Index                10.17%               4.83%                  12.74%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
ASSET CLASSIFICATION                           INVESTMENTS
----------------------------------------------------------
U.S. Government Bonds and Notes                   32.38%
U.S. Government Agency Mortgage-Backed
   Securities                                     25.60
Corporate Bonds                                   15.29
Money Market Funds                                 8.19
Asset-Backed Securities                            6.78
Mortgage-Backed Securities                         6.30
Foreign Corporate Bonds                            4.25
Foreign Sovereign Bonds                            0.54
U.S. Treasury Bills                                0.37
Municipal Bonds                                    0.27
Capital Preferred Securities                       0.03
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY(1)                              INVESTMENTS
----------------------------------------------------------
Government/Agency                                 58.35%
AAA                                                9.47
AA+                                                0.83
AA                                                 0.36
AA-                                                0.24
A+                                                 0.87
A                                                  0.94
A-                                                 2.20
BBB+                                               4.95
BBB                                                5.71
BBB-                                               3.59
BB+                                                0.18
BB                                                 0.75
BB-                                                0.39
B+                                                 0.56
B                                                  0.70
B-                                                 0.63
CCC+                                               0.10
CCC                                                1.58
CC                                                 0.12
D                                                  0.56
NR                                                 6.92
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF FIXED-
                                                 INCOME
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
U.S. Treasury Note 1.75%, 07/31/24                 7.09%
U.S. Treasury Note 1.50%, 08/31/21                 7.06
U.S. Treasury Bond 2.25%, 08/15/49                 4.47
Federal National Mortgage Association,
   Pool TBA, 3.00%, 04/25/49                       3.39
U.S. Treasury Note 1.75%, 07/31/21                 3.14
U.S. Treasury Note 1.25%, 08/31/24                 2.61
U.S. Treasury Bond 2.88%, 05/15/49                 2.06
U.S. Treasury Note 1.63%, 06/30/21                 1.67
U.S. Treasury Note 1.75%, 06/30/24                 1.62
U.S. Treasury Note 2.38%, 05/15/29                 1.41
                                                --------
   Total                                          34.52%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD) (CONTINUED)

               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   FEBRUARY 14, 2017 - AUGUST 31, 2019

                     First Trust TCW         Bloomberg Barclays
                   Opportunistic Fixed         U.S. Aggregate
                       Income ETF                Bond Index
2/14/17                  $10,000                  $10,000
2/28/17                   10,068                   10,066
8/31/17                   10,323                   10,342
2/28/18                   10,130                   10,116
8/31/18                   10,265                   10,233
2/28/19                   10,470                   10,437
8/31/19                   11,325                   11,274

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2017 (commencement of trading) through August 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/17 - 8/31/17         117              0               0             0
9/1/17 - 8/31/18          180              1               0             0
9/1/18 - 8/31/19          224              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/17 - 8/31/17          21              0               0             0
9/1/17 - 8/31/18           71              0               0             0
9/1/18 - 8/31/19           26              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

The investment objective of the First Trust TCW Unconstrained Plus Bond ETF (the "Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of fixed income securities. The Fund's investment sub-advisor, TCW Investment Management Company LLC, manages the Fund's portfolio in an "unconstrained" manner, meaning that its investment universe is not limited to the securities of any particular index and it has discretion to invest in fixed income securities of any type or credit quality, including up to 70% of its net assets in high yield (or "junk") securities, up to 60% of its net assets in securities issued by issuers with significant ties to emerging market countries and up to 50% of its net assets in securities denominated in non-U.S. currencies. Pursuant to the investment strategy, the Fund may invest principally in the following types of fixed income securities: securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; collateralized loan obligations (CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in preferred stock and common stock. Under normal market conditions, the Fund's average portfolio duration will vary from between 0 to 10 years. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol "UCON."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL           CUMULATIVE
                                                                              TOTAL RETURNS          TOTAL RETURNS
                                                           1 Year Ended     Inception (6/4/18)     Inception (6/4/18)
                                                             8/31/19            to 8/31/19             to 8/31/19
FUND PERFORMANCE
NAV                                                           6.15%               5.82%                  7.28%
Market Price                                                  5.98%               5.95%                  7.44%

INDEX PERFORMANCE
ICE BofAML US Dollar 3-Month Deposit Offered Rate
   Average Index                                              2.60%               2.56%                  3.18%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
ASSET CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Corporate Bonds                                   40.34%
U.S. Government Agency Mortgage-Backed
   Securities                                     25.28
Mortgage-Backed Securities                        10.92
Foreign Corporate Bonds                            8.18
Asset-Backed Securities                            6.83
U.S. Treasury Bills                                5.24
Foreign Sovereign Bonds                            1.53
Money Market Funds                                 1.04
Municipal Bonds                                    0.37
U.S. Government Bonds and Notes                    0.27
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
Government/Agency                                 30.79%
AAA                                                1.18
AA+                                                0.57
AA                                                 0.65
AA-                                                0.86
A+                                                 2.80
A                                                  2.80
A-                                                 7.22
BBB+                                              11.55
BBB                                               11.83
BBB-                                               8.32
BB+                                                0.88
BB                                                 1.48
BB-                                                0.90
B+                                                 0.71
B                                                  2.00
B-                                                 1.21
CCC+                                               0.29
CCC                                                6.84
CC                                                 1.37
D                                                  0.18
NR                                                 5.57
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
U.S. Treasury Bill 0.00%, 10/10/19                 3.57%
U.S. Treasury Bill 0.00%, 10/31/19                 1.42
Morgan Stanley, Global Medium-Term
   Note 3.70%, 10/23/24                            0.90
GE Capital International Funding Co.
   Unlimited Co. (USD) 4.42%, 11/15/35             0.88
JPMorgan Chase & Co., 4.20%, 07/23/29              0.81
Federal National Mortgage Association,
   Pool BL1137, 3.73%, 01/01/29                    0.79
Federal National Mortgage Association,
   Series 2017-M15, Class A1, 3.06%, 09/25/27      0.71
Freddie Mac Multifamily Structured Pass
   Through Certificates, Series 2018-KJ21,
   Class A1, 3.11%, 06/25/25                       0.69
Goldman Sachs Group, (The), Inc.,
   4.22%, 05/01/29                                 0.68
Citigroup, Inc., 2.90%, 12/08/21                   0.68
                                                --------
   Total                                          11.13%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/ Agency". Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON) (CONTINUED)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JUNE 4, 2018 - AUGUST 31, 2019

                     First Trust TCW            ICE BofAML US Dollar
                   Opportunistic Fixed         3-Month Deposit Offered
                       Income ETF                Rate Average Index
6/4/18                   $10,000                       $10,000
8/31/18                   10,106                        10,057
2/28/19                   10,323                        10,185
8/31/19                   10,728                        10,318

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 5, 2018 (commencement of trading) through August 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/5/18 - 8/31/18           50              0               0             0
9/1/18 - 8/31/19          203              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/5/18 - 8/31/18           13              0               0             0
9/1/18 - 8/31/19           46              0               0             1

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2019 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First Trust TCW Opportunistic Fixed Income ETF ("FIXD") and the First Trust TCW Unconstrained Plus Bond ETF ("UCON") (each a "Fund"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") serves as investment sub-advisor. In this capacity, TCW is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. TCW, with principal offices at 865 South Figueroa Street, Los Angeles, California 90017, was founded in 1996, and is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW Group"). TCW, together with TCW Group and its other subsidiaries, which provide investment management and investment advisor services, had approximately $211 billion under management or committed to management, including $178 billion of U.S. fixed income investments, as of August 31, 2019.

                           PORTFOLIO MANAGEMENT TEAM

TAD RIVELLE, CHIEF INVESTMENT OFFICER OF THE FIXED INCOME GROUP OF TCW

STEPHEN M. KANE, CFA, GENERALIST PORTFOLIO MANAGER IN THE FIXED INCOME GROUP OF TCW

LAIRD LANDMANN, CO-DIRECTOR AND GENERALIST PORTFOLIO MANAGER IN THE FIXED INCOME GROUP OF TCW

BRIAN T. WHALEN, CFA, GENERALIST PORTFOLIO MANAGER IN THE FIXED INCOME GROUP OF TCW

                                   COMMENTARY

MARKET RECAP

During the latter part of 2018, markets were weighed down by concerns over the U.S./China trade war and a flattening yield curve, as well as expectations for continued Federal Reserve (the "Fed") tightening after two rate hikes were implemented in September and December. A reversal in sentiment materialized and volatility eased to start 2019 as the Fed softened its rhetoric, providing cover for higher valuations. In July, the Fed reduced rates by 25 basis points ("bps") for the first time since 2007, the impetus being weak global data (especially in manufacturing) and persistently low-cost pressures (though investors had expected a deeper cut, i.e., 50 bps). Nevertheless, with the implementation of tariffs between the world's two largest economies and a worsening outlook in trade negotiations, volatility returned near the end of the 12-month period ended August 31, 2019, exacerbated by global recessionary concerns.

The bid for safety pushed U.S. Treasury yields lower (with 2-Year and beyond each falling over 100 bps) and the yield curve inverted, notably between the 3-Month and 10-Year, the part of the curve whose inversion has historically presaged multiple recessions. Global yields also plummeted (many into negative territory), with a 3-Month/10-Year inversion also occurring in a host of other countries. Spread sectors posted solid positive performance amidst falling yields, though spreads ended the reporting period modestly wider due largely to the year-end increase in yield premiums as investors began to price in the effects of higher short-term rates and a flatter yield curve. With this widening largely reversed in the first quarter of 2019, corporate credit ended the period up more than 13% and only 7 bps wider, while securitized credit was led by commercial mortgage-backed securities ("CMBS") which gained 10.7%. Agency mortgage-backed securities ("MBS") (+7.1%), however, struggled over the period, widening by 18 bps as the Fed reduced purchases, and lower rates renewed concerns about prepayment activity.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PERFORMANCE ANALYSIS

The First Trust TCW Opportunistic Fixed Income ETF (the "Fund") returned 10.33% based on net asset value ("NAV") and 10.51% based on market price, for the 12-month period ended August 31, 2019, while the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index") gained 10.17% for the same period. Given the disciplined lengthening of Fund duration relative to the Index in last year's rate run-up, performance has benefitted in the yield decline since the start of

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2019 (UNAUDITED)

the year, significantly contributing to performance versus the Index (and in keeping with our dollar-cost averaging methodology, duration positioning has subsequently been reduced as rates have come down). Also significant to performance was the underweight to corporate credit as yield premiums increased given the aforementioned macro volatility. A focus on more defensive areas such as communications, healthcare, and real estate investment trusts ("REITs") benefitted relative returns as these areas held up relatively well, while opportunistic additions late last year were additive as price weakness presented buy opportunities in selective corporate names that recovered significantly in the first quarter. Meanwhile, a modest drag came from the underweight to non-U.S. sovereign credit as yield spreads compressed amid accommodative language from global central banks. Among securitized products, legacy non-agency MBS holdings boosted performance as the sector continued to benefit from favorable demand and shrinking supply, while smaller contributions came from the overweight to CMBS and asset-backed securities ("ABS") as these sectors outpaced the Index on a duration-adjusted basis. Finally, the use of derivatives in the Fund over the past year was primarily for hedging purposes and had minimal impact on performance.

MARKET AND FUND OUTLOOK

Following a prolonged, albeit not especially vigorous, expansion, the Fund has increasingly viewed current conditions as late-cycle in character, with a slowing pace of growth a consequence. Given the decidedly tightening posture of the Fed between late 2016 and early 2019 - nine rate hikes and significant balance sheet reduction - it's not surprising that activity would turn down somewhat, particularly with a flatter yield curve reducing the incentives for financial intermediaries to expand their lending books. Add in the uncertainty of trade policy and you have players in the real economy deferring capital investment (weakening business confidence) and production volume (falling ISM manufacturing), putting further downward pressure on potential growth. Mitigating the more challenging attributes noted above, unemployment remains very low and consumer spending has held up well. Housing will be an area to watch, in our opinion, as lower interest rates should be stimulative, but could lose conviction if conditions start to turn more demonstrably.

Portfolio strategy and potential repositioning will continue to be guided by the Fund's views on valuations across the allocable sectors. Overall, the Fund remains conservative, emphasizing higher quality and non-cyclical parts of the corporate market, and senior areas of securitized markets. Additionally, duration positioning has been reduced somewhat as Treasury yields have fallen, ending the period near neutral versus the Index. In the corporate sector, small yield premiums and historically high leverage influence our preference for defensive and regulated sectors like large U.S. money center banks with limited re-leveraging risk and reasonable yield premiums, and high quality, less risk sensitive industrials. Although positioning reflects some caution, we continue to look for attractive relative value opportunities across a wide variety of sectors as we actively manage the Fund. A modest allocation to select high yield corporate and emerging market bonds was also maintained. Securitized products, which can provide protection from excesses in credit markets and offer opportunities for attractive risk-adjusted returns, represent a relative overweight. CMBS exposure favors agency issues, though the allocation may be trimmed in favor of potentially better opportunities elsewhere. The ABS overweight is focused on high quality non-traditional collateral like government guaranteed student loan receivables. Finally, non-agency MBS holdings emphasize securities with better relative quality and near term cash flows, while agency MBS exposure is largely in line with the Index.

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PERFORMANCE ANALYSIS

The First Trust TCW Unconstrained Plus Bond ETF (the "Fund") returned 6.15% based on net asset value ("NAV") and 5.98% based on market price, for the 12-month period ended August 31, 2019, while the ICE BofAML US Dollar 3-Month Deposit Offered Rate Average Index gained 2.60% for the same period. Performance was driven, in part, by the duration position of the Fund, which started the reporting period at 2.1 years and was gradually reduced amid softer rates, to
1.8 years at the end of August. Also significant to performance was the allocation to corporate credit, despite periods of yield spread widening, and the emphasis on more defensive areas such as consumer non-cyclicals, communications, and large U.S. money center banks. Notably, disciplined additions late last year were additive as price weakness presented buy opportunities in selective corporate names that recovered significantly in the first quarter, with the biggest contributions coming from banking, non-cyclicals, and communications. Additionally, smaller, but still meaningful contribution came from high yield and emerging market debt holdings. Among securitized products, the largest contribution came from agency-backed CMBS, and residential legacy non-agency MBS backed by option adjustable-rate mortgage and subprime collateral, which continued to benefit from favorable demand and shrinking supply. Finally, the use of derivatives in the Fund over the past year was primarily for hedging purposes and had minimal impact on performance.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2019 (UNAUDITED)

MARKET AND FUND OUTLOOK

Following a prolonged, albeit not especially vigorous, expansion, the Fund has increasingly viewed current conditions as late-cycle in character, with a slowing pace of growth a consequence. Given the decidedly tightening posture of the Fed between late 2016 and early 2019 - nine rate hikes and significant balance sheet reduction - it's not surprising that activity would turn down somewhat, particularly with a flatter yield curve reducing the incentives for financial intermediaries to expand their lending books. Add in the uncertainty of trade policy and you have players in the real economy deferring capital investment (weakening business confidence) and production volume (falling ISM manufacturing), putting further downward pressure on potential growth. Mitigating the more challenging attributes noted above, unemployment remains very low and consumer spending has held up well. Housing will be an area to watch, in our opinion, as lower interest rates should be stimulative, but could lose conviction if conditions start to turn more demonstrably.

Portfolio strategy and potential repositioning will continue to be guided by the Fund's views on valuations across the allocable sectors. Overall, the Fund remains conservative, emphasizing higher quality and non-cyclical parts of the corporate market, and senior areas of securitized markets, while the duration position of the Fund has been reduced somewhat as Treasury yields have fallen, ending the period at 1.8 years. In the corporate sector, small yield premiums and historically high leverage influence our preference for defensive and regulated sectors like U.S. financials with limited re-leveraging risk and reasonable yield premiums, and high quality, less risk sensitive industrials. Although positioning reflects some caution, we continue to look for attractive relative value opportunities across a wide variety of sectors as we actively manage the Fund. A modest allocation to select high yield corporate and emerging market bonds is also maintained. Securitized products, which continue to provide protection from excesses in credit markets and offer opportunities for attractive risk-adjusted returns, represent a sizable position. CMBS exposure favors agency issues, though the allocation may be trimmed in favor of potentially better opportunities elsewhere, while ABS issuers are focused on high quality non-traditional collateral such as government guaranteed student loan receivables. Finally, non-agency MBS holdings emphasize securities with better relative quality and near-term cash flows.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2019 (UNAUDITED)

As a shareholder of First Trust TCW Opportunistic Fixed Income ETF or First Trust TCW Unconstrained Plus Bond ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING           ENDING          BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX MONTH         SIX MONTH
                                                   MARCH 1, 2019     AUGUST 31, 2019      PERIOD (a)        PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
Actual                                               $1,000.00          $1,081.70            0.55%             $2.89
Hypothetical (5% return before expenses)             $1,000.00          $1,022.43            0.55%             $2.80

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
Actual                                               $1,000.00          $1,039.20            0.75%             $3.85
Hypothetical (5% return before expenses)             $1,000.00          $1,021.42            0.75%             $3.82


(a) These expense ratios reflect an expense waiver. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March 1, 2019 through August 31, 2019), multiplied by 184/365 (to reflect the six-month period).

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT BONDS AND NOTES -- 36.0%

$   15,717,000  U.S. Treasury Bond..................................................     2.88%       05/15/49    $   18,935,608
    38,610,000  U.S. Treasury Bond..................................................     2.25%       08/15/49        41,057,814
     8,699,059  U.S. Treasury Inflation Indexed Bond (a)............................     1.00%       02/15/49        10,310,640
     6,677,504  U.S. Treasury Inflation Indexed Note (a)............................     0.50%       04/15/24         6,818,074
     1,510,236  U.S. Treasury Inflation Indexed Note (a)............................     0.13%       07/15/24         1,523,112
     7,721,487  U.S. Treasury Inflation Indexed Note (a)............................     0.25%       07/15/29         7,956,922
     9,440,000  U.S. Treasury Note..................................................     2.13%       05/31/21         9,529,237
    15,340,000  U.S. Treasury Note..................................................     1.63%       06/30/21        15,360,373
    28,770,000  U.S. Treasury Note..................................................     1.75%       07/31/21        28,891,373
    64,945,000  U.S. Treasury Note..................................................     1.50%       08/31/21        64,939,927
    14,680,000  U.S. Treasury Note..................................................     1.75%       06/30/24        14,916,543
    64,090,000  U.S. Treasury Note..................................................     1.75%       07/31/24        65,162,756
    24,125,000  U.S. Treasury Note..................................................     1.25%       08/31/24        23,964,324
    12,005,000  U.S. Treasury Note..................................................     2.38%       05/15/29        12,940,078
     1,955,000  U.S. Treasury Note..................................................     1.63%       08/15/29         1,976,841
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................     324,283,622
                (Cost $317,217,106)                                                                              --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 28.5%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.8%
                Federal Home Loan Mortgage Corporation
       243,097     Series 2017-4656, Class EZ.......................................     4.00%       02/15/47           281,980
                Federal National Mortgage Association
     3,249,199     Series 2012-20, Class ZT.........................................     3.50%       03/25/42         3,543,774
     2,882,004     Series 2012-84, Class VZ.........................................     3.50%       08/25/42         3,166,728
     1,458,966     Series 2018-38, Class PA.........................................     3.50%       06/25/47         1,523,940
     1,653,203     Series 2018-86, Class JA.........................................     4.00%       05/25/47         1,759,023
       728,893     Series 2018-94, Class KD.........................................     3.50%       12/25/48           765,026
       992,521     Series 2019-1, Class KP..........................................     3.25%       02/25/49         1,025,051
     1,227,703     Series 2019-20, Class BA.........................................     3.50%       02/25/48         1,280,203
       350,000     Series 2019-52, Class PA (b).....................................     3.00%       09/25/49           353,445
                Government National Mortgage Association
       672,255     Series 2018-115, Class DE........................................     3.50%       08/20/48           696,792
       595,541     Series 2018-124, Class NW........................................     3.50%       09/20/48           616,762
       941,938     Series 2019-71, Class PT.........................................     3.00%       06/20/49           971,782
                                                                                                                 --------------
                                                                                                                     15,984,506
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.3%
                Federal National Mortgage Association
     1,245,000     Series 2018-M1, Class A2 (c).....................................     3.09%       12/25/27         1,334,966
                Freddie Mac Multifamily Structured Pass-Through Certificates
     5,150,000     Series 2014-K038, Class A2.......................................     3.39%       03/25/24         5,482,159
       118,448     Series 2016-KF16, Class A, 1 Mo. LIBOR + 0.63% (d)...............     2.85%       03/25/26           118,515
       331,478     Series 2017-KJ18, Class A1.......................................     2.46%       03/25/22           333,806
     1,041,023     Series 2017-Q006, Class APT2 (d).................................     2.49%       09/25/26         1,102,420
     1,250,000     Series 2018-K155, Class A2.......................................     3.75%       11/25/32         1,435,152
     1,520,000     Series 2018-K157, Class A2 (d)...................................     3.99%       05/25/33         1,788,108
     1,000,000     Series 2018-K158, Class A2 (d)...................................     3.90%       12/25/30         1,169,068
       695,000     Series 2018-K158, Class A3 (d)...................................     3.90%       10/25/33           822,119
     2,855,000     Series 2019-K093, Class AM.......................................     2.73%       05/25/29         3,016,686


                        See Notes to Financial Statements                Page 13

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                JP Morgan Structure Products
$    1,617,000     Series JPM-2275 (b)..............................................     2.53%       10/25/34    $    1,646,055
     2,000,000     Series JPM-2280 (b)..............................................     2.28%       10/25/29         2,014,063
                                                                                                                 --------------
                                                                                                                     20,263,117
                                                                                                                 --------------
                PASS-THROUGH SECURITIES -- 24.4%
                Federal Home Loan Mortgage Corporation
       249,700     Pool C91981......................................................     3.00%       02/01/38           256,008
       158,810     Pool G07961......................................................     3.50%       03/01/45           166,413
       170,271     Pool G08692......................................................     3.00%       02/01/46           175,647
     5,065,661     Pool G08715......................................................     3.00%       08/01/46         5,217,989
       100,131     Pool G08721......................................................     3.00%       09/01/46           103,117
     1,157,547     Pool G08726......................................................     3.00%       10/01/46         1,191,773
     2,692,469     Pool G08732......................................................     3.00%       11/01/46         2,767,362
     1,240,857     Pool G08737......................................................     3.00%       12/01/46         1,275,052
       390,100     Pool G08738......................................................     3.50%       12/01/46           406,049
       642,951     Pool G08741......................................................     3.00%       01/01/47           661,299
       413,750     Pool G08747......................................................     3.00%       02/01/47           425,075
       408,495     Pool G08748......................................................     3.50%       02/01/47           425,511
     1,343,364     Pool G08750......................................................     3.00%       03/01/47         1,380,104
       620,604     Pool G08766......................................................     3.50%       06/01/47           644,222
     1,511,545     Pool G08788......................................................     3.50%       11/01/47         1,565,825
     3,878,353     Pool G08791......................................................     3.00%       12/01/47         3,984,503
     1,332,732     Pool G08795......................................................     3.00%       01/01/48         1,369,019
       697,466     Pool G08800......................................................     3.50%       02/01/48           722,416
     1,450,326     Pool G08816......................................................     3.50%       06/01/48         1,496,817
       286,628     Pool G08833......................................................     5.00%       07/01/48           306,472
        57,510     Pool G08838......................................................     5.00%       09/01/48            61,474
     1,233,395     Pool G08843......................................................     4.50%       10/01/48         1,300,975
       260,766     Pool G08844......................................................     5.00%       10/01/48           278,943
       767,374     Pool G08849......................................................     5.00%       11/01/48           820,068
       901,424     Pool G16085......................................................     2.50%       02/01/32           918,581
       644,293     Pool G16350......................................................     2.50%       10/01/32           657,004
       991,890     Pool G16396......................................................     3.50%       02/01/33         1,030,801
     2,631,328     Pool G16524......................................................     3.50%       05/01/33         2,753,869
     1,039,395     Pool G16598......................................................     2.50%       12/01/31         1,058,925
     2,851,538     Pool G18622......................................................     2.50%       12/01/31         2,894,453
       335,947     Pool G18670......................................................     3.00%       12/01/32           345,057
       121,980     Pool G18691......................................................     3.00%       06/01/33           125,279
       458,975     Pool G18713......................................................     3.50%       11/01/33           477,171
       832,756     Pool G60080......................................................     3.50%       06/01/45           876,072
       543,069     Pool G60440......................................................     3.50%       03/01/46           571,310
     1,403,797     Pool G60658......................................................     3.50%       07/01/46         1,483,076
       882,757     Pool G61556......................................................     3.50%       08/01/48           925,039
     1,588,820     Pool G67700......................................................     3.50%       08/01/46         1,671,448
       751,964     Pool G67703......................................................     3.50%       04/01/47           791,047
     3,664,047     Pool G67706......................................................     3.50%       12/01/47         3,854,495
     2,866,566     Pool G67707......................................................     3.50%       01/01/48         3,032,971
     2,816,140     Pool G67708......................................................     3.50%       03/01/48         2,950,942
     3,337,124     Pool G67709......................................................     3.50%       03/01/48         3,510,315
     3,273,332     Pool G67710......................................................     3.50%       03/01/48         3,420,895


Page 14                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$    4,830,481     Pool G67714......................................................     4.00%       07/01/48    $    5,170,813
     6,769,115     Pool G67717......................................................     4.00%       11/01/48         7,243,143
     2,138,091     Pool G67718......................................................     4.00%       01/01/49         2,271,646
       358,172     Pool Q44452......................................................     3.00%       11/01/46           368,577
       987,221     Pool Q50135......................................................     3.50%       08/01/47         1,023,484
       549,109     Pool U90772......................................................     3.50%       01/01/43           575,616
     1,682,352     Pool WA3208......................................................     3.98%       04/01/34         1,945,665
     1,925,299     Pool ZA4692......................................................     3.50%       06/01/46         2,011,847
     1,530,520     Pool ZS9844......................................................     3.50%       07/01/46         1,599,285
     1,947,611     Pool ZT0536......................................................     3.50%       03/01/48         2,039,810
     1,196,292     Pool ZT0542......................................................     4.00%       07/01/48         1,279,953
       452,738     Pool ZT1403......................................................     3.50%       11/01/33           470,450
     1,422,017     Pool ZT1703......................................................     4.00%       01/01/49         1,510,098
                Federal National Mortgage Association
       883,055     Pool AM1619......................................................     2.34%       12/01/22           898,023
       114,788     Pool AM5673......................................................     3.65%       04/01/23           121,657
     1,600,000     Pool AM6501......................................................     3.32%       08/01/26         1,735,461
       117,280     Pool AM7122......................................................     3.61%       11/01/34           133,448
        92,481     Pool AM7817......................................................     3.31%       01/01/27           100,013
        42,415     Pool AN0550......................................................     3.63%       02/01/31            48,163
       120,000     Pool AN2786......................................................     2.76%       09/01/36           125,885
       201,885     Pool AN4665......................................................     3.49%       02/01/32           228,270
       789,770     Pool AN7227......................................................     3.20%       10/01/29           864,325
       700,000     Pool AN7274......................................................     3.10%       11/01/29           762,667
       332,648     Pool AS9334......................................................     3.00%       03/01/32           342,092
     1,750,000     Pool BL0844......................................................     3.87%       02/01/29         2,003,335
     2,274,100     Pool BM1903......................................................     3.50%       08/01/47         2,391,099
     2,468,902     Pool BM3260......................................................     3.50%       01/01/48         2,579,778
     1,263,481     Pool BM4299......................................................     3.00%       03/01/30         1,299,508
     1,261,261     Pool BM4304......................................................     3.00%       02/01/30         1,297,185
     1,850,811     Pool BM4472......................................................     3.50%       07/01/48         1,945,889
     1,152,909     Pool CA0907......................................................     3.50%       12/01/47         1,205,654
     1,025,238     Pool CA0996......................................................     3.50%       01/01/48         1,073,881
     2,566,091     Pool CA1187......................................................     3.50%       02/01/48         2,668,970
     1,635,212     Pool CA1710......................................................     4.50%       05/01/48         1,729,215
     1,083,314     Pool CA1711......................................................     4.50%       05/01/48         1,145,952
       731,258     Pool CA2208......................................................     4.50%       08/01/48           773,503
     1,264,919     Pool CA2327......................................................     4.00%       09/01/48         1,357,633
     1,856,766     Pool FM1134......................................................     3.00%       04/01/48         1,910,116
       729,265     Pool MA1146......................................................     4.00%       08/01/42           776,935
       314,660     Pool MA2145......................................................     4.00%       01/01/45           332,884
     1,640,238     Pool MA2670......................................................     3.00%       07/01/46         1,689,476
     1,444,871     Pool MA2806......................................................     3.00%       11/01/46         1,488,019
        49,170     Pool MA2896......................................................     3.50%       02/01/47            51,118
     2,247,563     Pool MA3057......................................................     3.50%       07/01/47         2,330,851
       175,671     Pool MA3088......................................................     4.00%       08/01/47           183,929
       672,458     Pool MA3147......................................................     3.00%       10/01/47           690,643
     2,061,020     Pool MA3210......................................................     3.50%       12/01/47         2,133,967
       257,738     Pool MA3238......................................................     3.50%       01/01/48           266,995


                        See Notes to Financial Statements                Page 15

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$    1,937,876     Pool MA3239......................................................     4.00%       01/01/48    $    2,028,278
     1,003,389     Pool MA3276......................................................     3.50%       02/01/48         1,038,584
       688,605     Pool MA3336......................................................     3.50%       04/01/38           715,816
       567,377     Pool MA3410......................................................     3.50%       07/01/33           589,408
     1,157,384     Pool MA3537......................................................     4.50%       12/01/48         1,219,600
     4,275,000     Pool TBA (e).....................................................     2.50%       02/25/46         4,301,107
     1,075,000     Pool TBA (e).....................................................     5.00%       08/25/48         1,148,066
    30,550,000     Pool TBA (e).....................................................     3.00%       04/25/49        31,156,226
                Government National Mortgage Association
       456,345     Pool MA1157......................................................     3.50%       07/20/43           484,971
       492,217     Pool MA4069......................................................     3.50%       11/20/46           513,941
       279,191     Pool MA4195......................................................     3.00%       01/20/47           289,238
       351,422     Pool MA4196......................................................     3.50%       01/20/47           366,900
       167,337     Pool MA4453......................................................     4.50%       05/20/47           176,274
       180,177     Pool MA4586......................................................     3.50%       07/20/47           188,090
     1,178,223     Pool MA4588......................................................     4.50%       07/20/47         1,241,069
     2,859,679     Pool MA4651......................................................     3.00%       08/20/47         2,954,882
     1,651,334     Pool MA4652......................................................     3.50%       08/20/47         1,723,735
     1,687,954     Pool MA4719......................................................     3.50%       09/20/47         1,761,863
       184,510     Pool MA4722......................................................     5.00%       09/20/47           197,462
       147,506     Pool MA4777......................................................     3.00%       10/20/47           152,265
     4,165,133     Pool MA4778......................................................     3.50%       10/20/47         4,347,479
     3,586,831     Pool MA4836......................................................     3.00%       11/20/47         3,702,542
     4,020,499     Pool MA4837......................................................     3.50%       11/20/47         4,196,762
     1,419,215     Pool MA4838......................................................     4.00%       11/20/47         1,487,352
       243,697     Pool MA4901......................................................     4.00%       12/20/47           255,503
       935,820     Pool MA4961......................................................     3.00%       01/20/48           966,010
     1,504,338     Pool MA4962......................................................     3.50%       01/20/48         1,568,843
     2,341,288     Pool MA4963......................................................     4.00%       01/20/48         2,449,716
     1,356,957     Pool MA5078......................................................     4.00%       03/20/48         1,417,420
     2,970,707     Pool MA5136......................................................     3.50%       04/20/48         3,095,481
     3,160,742     Pool MA5399......................................................     4.50%       08/20/48         3,316,874
     1,151,064     Pool MA5466......................................................     4.00%       09/20/48         1,200,360
       352,216     Pool MA5467......................................................     4.50%       09/20/48           368,954
     1,168,224     Pool MA5597......................................................     5.00%       11/20/48         1,229,002
       803,745     Pool MA6030......................................................     3.50%       07/20/49           823,612
     2,965,000     Pool MA6080......................................................     3.00%       08/20/49         3,013,850
     2,050,000     Pool TBA (e).....................................................     3.00%       04/20/47         2,113,781
     5,065,000     Pool TBA (e).....................................................     4.50%       07/20/48         5,294,903
       430,000     Pool TBA (e).....................................................     5.00%       08/20/48           451,769
                                                                                                                 --------------
                                                                                                                    220,095,797
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................     256,343,420
                (Cost $249,288,231)                                                                              --------------

CORPORATE BONDS -- 17.0%

                AEROSPACE/DEFENSE -- 0.1%
       405,000  L3Harris Technologies, Inc. (f).....................................     4.40%       06/15/28           458,521
       100,000  Northrop Grumman Corp...............................................     2.93%       01/15/25           103,571
                                                                                                                 --------------
                                                                                                                        562,092
                                                                                                                 --------------


Page 16                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                AGRICULTURE -- 0.2%
$      280,000  BAT Capital Corp....................................................     4.39%       08/15/37    $      282,217
       545,000  BAT Capital Corp....................................................     4.54%       08/15/47           547,414
       730,000  Reynolds American, Inc..............................................     5.85%       08/15/45           823,078
                                                                                                                 --------------
                                                                                                                      1,652,709
                                                                                                                 --------------
                AIRLINES -- 0.3%
     1,127,881  American Airlines Pass-Through Trust, Series 2014-1, Class A........     3.70%       10/01/26         1,192,733
       128,688  American Airlines Pass-Through Trust, Series 2015-2, Class AA.......     3.60%       09/22/27           136,622
       999,744  Continental Airlines Pass-Through Trust, Series 2007-1, Class A.....     5.98%       04/19/22         1,060,629
       138,383  Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1........     6.72%       01/02/23           147,496
       545,237  US Airways Pass-Through Trust, Series 2012-1, Class A...............     5.90%       10/01/24           608,757
                                                                                                                 --------------
                                                                                                                      3,146,237
                                                                                                                 --------------
                AUTO MANUFACTURERS -- 1.2%
     1,965,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                   0.90% (d) (f)....................................................     3.06%       02/15/22         1,973,769
       885,000  Ford Motor Credit Co. LLC...........................................     2.34%       11/02/20           881,266
     4,190,000  Ford Motor Credit Co. LLC...........................................     3.20%       01/15/21         4,211,852
       285,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (d)..................     3.22%       10/12/21           282,109
       300,000  Ford Motor Credit Co. LLC...........................................     3.81%       10/12/21           305,449
     1,246,000  Ford Motor Credit Co. LLC...........................................     5.60%       01/07/22         1,318,074
       230,000  Ford Motor Credit Co. LLC...........................................     3.34%       03/28/22           231,280
       150,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.08% (d)..................     3.37%       08/03/22           147,617
       655,000  Ford Motor Credit Co. LLC...........................................     4.25%       09/20/22           677,626
       750,000  General Motors Financial Co., Inc...................................     3.15%       01/15/20           751,436
                                                                                                                 --------------
                                                                                                                     10,780,478
                                                                                                                 --------------
                BANKS -- 1.7%
       180,000  Bank of America Corp. (g)...........................................     3.00%       12/20/23           184,860
     1,100,000  Bank of America Corp. (g)...........................................     3.42%       12/20/28         1,164,611
       850,000  Bank of America Corp., Global Medium-Term Note (g)..................     3.59%       07/21/28           909,202
        75,000  Bank of America Corp., Medium-Term Note (g).........................     3.09%       10/01/25            77,959
       210,000  Bank of America Corp., Medium-Term Note (g).........................     4.27%       07/23/29           237,149
       300,000  Bank of New York Mellon (The) Corp., Medium-Term Note (g)...........     2.66%       05/16/23           305,098
     1,000,000  Citigroup, Inc. (g).................................................     3.14%       01/24/23         1,023,041
       600,000  Citigroup, Inc. (g).................................................     3.52%       10/27/28           636,340
     1,000,000  Goldman Sachs Group, (The), Inc. (g)................................     2.88%       10/31/22         1,013,986
       750,000  Goldman Sachs Group, (The), Inc. (g)................................     2.91%       07/24/23           762,277
        75,000  Goldman Sachs Group, (The), Inc. (g)................................     3.27%       09/29/25            78,078
       550,000  Goldman Sachs Group, (The), Inc. (g)................................     3.69%       06/05/28           585,211
       695,000  Goldman Sachs Group, (The), Inc. (g)................................     3.81%       04/23/29           747,344
     1,890,000  JPMorgan Chase & Co. (g)............................................     4.02%       12/05/24         2,032,544
       500,000  JPMorgan Chase & Co.................................................     3.90%       07/15/25           543,430
       425,000  Morgan Stanley, Global Medium-Term Note (g).........................     4.43%       01/23/30           484,440
       400,000  PNC Bank N.A........................................................     3.80%       07/25/23           424,610
       690,000  PNC Bank N.A., Bank Note............................................     2.50%       01/22/21           694,923
     1,480,000  Wells Fargo & Co....................................................     3.07%       01/24/23         1,514,206
     1,000,000  Wells Fargo & Co....................................................     3.00%       04/22/26         1,036,184
       250,000  Wells Fargo & Co....................................................     3.00%       10/23/26           260,021
       350,000  Wells Fargo & Co., Medium-Term Note (g).............................     3.58%       05/22/28           375,533
                                                                                                                 --------------
                                                                                                                     15,091,047
                                                                                                                 --------------
                BEVERAGES -- 0.1%
       200,000  Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.......     4.90%       02/01/46           238,800


                        See Notes to Financial Statements                Page 17

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                BEVERAGES (CONTINUED)
$      635,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.75%       01/23/29    $      742,025
       200,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.44%       10/06/48           227,492
                                                                                                                 --------------
                                                                                                                      1,208,317
                                                                                                                 --------------
                BIOTECHNOLOGY -- 0.3%
       727,000  Amgen, Inc..........................................................     4.40%       05/01/45           828,361
       120,000  Baxalta, Inc........................................................     4.00%       06/23/25           130,111
       250,000  Celgene Corp........................................................     3.88%       08/15/25           271,323
       400,000  Celgene Corp........................................................     4.63%       05/15/44           487,638
       200,000  Celgene Corp........................................................     5.00%       08/15/45           253,986
       175,000  Gilead Sciences, Inc................................................     3.65%       03/01/26           188,307
       380,000  Gilead Sciences, Inc................................................     4.15%       03/01/47           430,353
                                                                                                                 --------------
                                                                                                                      2,590,079
                                                                                                                 --------------
                CHEMICALS -- 0.2%
     1,744,000  International Flavors & Fragrances, Inc.............................     5.00%       09/26/48         1,968,761
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.0%
       240,000  Matthews International Corp. (f)....................................     5.25%       12/01/25           229,200
        50,000  Service Corp. International.........................................     4.50%       11/15/20            50,135
                                                                                                                 --------------
                                                                                                                        279,335
                                                                                                                 --------------
                DIVERSIFIED FINANCIAL SERVICES -- 0.3%
       485,000  Air Lease Corp......................................................     3.50%       01/15/22           498,763
       670,000  Air Lease Corp......................................................     3.25%       03/01/25           684,807
       500,000  Raymond James Financial, Inc........................................     3.63%       09/15/26           527,605
       450,000  Raymond James Financial, Inc........................................     4.95%       07/15/46           551,536
                                                                                                                 --------------
                                                                                                                      2,262,711
                                                                                                                 --------------
                ELECTRIC -- 1.5%
       200,000  Ameren Illinois Co..................................................     3.70%       12/01/47           223,890
       750,000  Cleco Power LLC.....................................................     6.00%       12/01/40           989,778
       500,000  Consolidated Edison Co. of New York, Inc............................     4.50%       05/15/58           605,782
       155,000  Duke Energy Carolinas LLC...........................................     3.70%       12/01/47           172,690
       700,000  Duke Energy Progress LLC............................................     3.25%       08/15/25           744,460
       750,000  Duquesne Light Holdings, Inc. (f)...................................     6.40%       09/15/20           778,270
       750,000  Entergy Texas, Inc..................................................     3.45%       12/01/27           780,367
     1,250,000  Interstate Power & Light Co.........................................     3.25%       12/01/24         1,311,739
     1,000,000  Kansas City Power & Light Co........................................     3.65%       08/15/25         1,075,924
       400,000  LG&E & KU Energy LLC................................................     3.75%       11/15/20           406,102
       830,000  Metropolitan Edison Co. (f).........................................     4.00%       04/15/25           888,198
       900,000  NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.55% (d)......     2.69%       08/28/21           900,064
     1,150,000  PNM Resources, Inc..................................................     3.25%       03/09/21         1,163,412
       825,000  Public Service Co. of New Mexico....................................     3.85%       08/01/25           869,242
       300,000  Southwestern Electric Power Co......................................     3.55%       02/15/22           308,403
       700,000  Trans-Allegheny Interstate Line Co. (f).............................     3.85%       06/01/25           750,842
       750,000  Tucson Electric Power Co............................................     5.15%       11/15/21           785,781
       355,000  Virginia Electric & Power Co........................................     4.60%       12/01/48           445,947
                                                                                                                 --------------
                                                                                                                     13,200,891
                                                                                                                 --------------
                ENTERTAINMENT -- 0.1%
       740,000  Churchill Downs, Inc. (f)...........................................     4.75%       01/15/28           765,900
                                                                                                                 --------------


Page 18                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                ENVIRONMENTAL CONTROL -- 0.0%
$      260,000  Clean Harbors, Inc. (f).............................................     5.13%       07/15/29    $      277,550
       150,000  Republic Services, Inc..............................................     2.90%       07/01/26           156,081
                                                                                                                 --------------
                                                                                                                        433,631
                                                                                                                 --------------
                FOOD -- 0.8%
        29,000  B&G Foods, Inc......................................................     4.63%       06/01/21            29,203
     1,000,000  Campbell Soup Co., 3 Mo. LIBOR + 0.63% (d)..........................     3.04%       03/15/21           999,375
       804,000  Conagra Brands, Inc.................................................     3.80%       10/22/21           827,405
     1,280,000  Kraft Heinz Foods Co................................................     3.00%       06/01/26         1,259,725
       650,000  Kraft Heinz Foods Co................................................     4.63%       01/30/29           701,866
       555,000  Kraft Heinz Foods Co................................................     5.00%       06/04/42           573,486
     1,245,000  Kraft Heinz Foods Co................................................     5.20%       07/15/45         1,315,184
       195,000  Kraft Heinz Foods Co................................................     4.38%       06/01/46           187,652
     1,227,000  Kroger (The) Co.....................................................     5.40%       01/15/49         1,466,240
        20,000  Lamb Weston Holdings, Inc. (f)......................................     4.63%       11/01/24            21,008
        22,000  Post Holdings, Inc. (f).............................................     5.50%       12/15/29            23,341
                                                                                                                 --------------
                                                                                                                      7,404,485
                                                                                                                 --------------
                GAS -- 0.1%
       500,000  Southern Co. Gas Capital Corp.......................................     2.45%       10/01/23           505,048
       400,000  Southern Co. Gas Capital Corp.......................................     5.88%       03/15/41           524,550
       200,000  Spire, Inc..........................................................     3.54%       02/27/24           206,618
                                                                                                                 --------------
                                                                                                                      1,236,216
                                                                                                                 --------------
                HEALTHCARE-PRODUCTS -- 0.3%
       300,000  Becton Dickinson and Co.............................................     3.25%       11/12/20           303,406
     1,000,000  Becton Dickinson and Co.............................................     2.89%       06/06/22         1,016,849
       300,000  Boston Scientific Corp..............................................     3.45%       03/01/24           315,422
       180,000  Teleflex, Inc.......................................................     4.63%       11/15/27           191,003
       525,000  Zimmer Biomet Holdings, Inc.........................................     2.70%       04/01/20           526,185
                                                                                                                 --------------
                                                                                                                      2,352,865
                                                                                                                 --------------
                HEALTHCARE-SERVICES -- 1.0%
       150,000  Anthem, Inc.........................................................     3.30%       01/15/23           155,081
       120,000  Anthem, Inc.........................................................     3.65%       12/01/27           127,498
       275,000  Centene Corp........................................................     5.63%       02/15/21           279,125
        51,000  CHS/Community Health Systems, Inc. (f)..............................     8.63%       01/15/24            51,128
       100,000  CHS/Community Health Systems, Inc. (f)..............................     8.00%       03/15/26            96,250
        75,000  Cigna Holding Co....................................................     3.05%       10/15/27            76,646
       128,000  HCA, Inc............................................................     4.75%       05/01/23           137,700
       500,000  HCA, Inc............................................................     5.00%       03/15/24           546,635
       400,000  HCA, Inc............................................................     5.13%       06/15/39           443,030
     1,540,000  HCA, Inc............................................................     5.25%       06/15/49         1,725,993
       500,000  Humana, Inc.........................................................     3.15%       12/01/22           513,399
       360,000  Humana, Inc.........................................................     2.90%       12/15/22           367,521
       785,000  Humana, Inc.........................................................     3.95%       08/15/49           822,939
       450,000  Kaiser Foundation Hospitals.........................................     3.50%       04/01/22           469,328
       200,000  New York and Presbyterian (The) Hospital............................     3.56%       08/01/36           221,162
        10,000  Tenet Healthcare Corp...............................................     4.75%       06/01/20            10,175
       500,000  Tenet Healthcare Corp...............................................     6.00%       10/01/20           519,750
       627,000  Tenet Healthcare Corp...............................................     4.50%       04/01/21           649,258
       101,000  Tenet Healthcare Corp...............................................     4.63%       07/15/24           104,283
     1,440,000  UnitedHealth Group, Inc.............................................     3.75%       07/15/25         1,567,621


                        See Notes to Financial Statements                Page 19

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                HEALTHCARE-SERVICES (CONTINUED)
$      200,000  WellCare Health Plans, Inc. (f).....................................     5.38%       08/15/26    $      213,750
                                                                                                                 --------------
                                                                                                                      9,098,272
                                                                                                                 --------------
                HOUSEHOLD PRODUCTS/WARES -- 0.0%
       245,000  Spectrum Brands, Inc................................................     5.75%       07/15/25           256,025
                                                                                                                 --------------
                INSURANCE -- 0.4%
       800,000  Berkshire Hathaway Finance Corp.....................................     4.20%       08/15/48           962,321
       700,000  Farmers Exchange Capital III (f) (g)................................     5.45%       10/15/54           832,349
       600,000  Farmers Insurance Exchange (f)......................................     8.63%       05/01/24           733,798
       400,000  Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (d) (f)........     4.70%       12/15/24           400,018
       620,000  Pricoa Global Funding I (f).........................................     3.45%       09/01/23           651,001
       240,000  Teachers Insurance & Annuity Association of America (f) (g).........     4.38%       09/15/54           253,683
                                                                                                                 --------------
                                                                                                                      3,833,170
                                                                                                                 --------------
                MEDIA -- 0.7%
       300,000  CBS Corp............................................................     2.50%       02/15/23           302,549
       200,000  CBS Corp............................................................     3.70%       06/01/28           212,061
       633,000  CCO Holdings LLC / CCO Holdings Capital Corp. (f)...................     5.38%       06/01/29           678,101
       725,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     4.91%       07/23/25           801,744
       300,000  Comcast Corp........................................................     4.65%       07/15/42           366,597
       100,000  Comcast Corp........................................................     3.97%       11/01/47           112,959
       805,000  Comcast Corp........................................................     4.70%       10/15/48         1,010,097
       850,000  CSC Holdings LLC (f)................................................     6.63%       10/15/25           912,118
       200,000  CSC Holdings LLC (f)................................................     5.38%       02/01/28           214,052
        34,000  CSC Holdings LLC (f)................................................     6.50%       02/01/29            38,165
       150,000  Time Warner Cable LLC...............................................     5.88%       11/15/40           171,025
       700,000  Time Warner Cable LLC...............................................     5.50%       09/01/41           765,610
       500,000  Viacom, Inc.........................................................     3.88%       04/01/24           528,459
                                                                                                                 --------------
                                                                                                                      6,113,537
                                                                                                                 --------------
                MISCELLANEOUS MANUFACTURING -- 0.7%
       460,000  General Electric Co., Global Medium-Term Note.......................     4.63%       01/07/21           470,522
     1,000,000  General Electric Co., Global Medium-Term Note.......................     6.88%       01/10/39         1,275,984
       470,000  General Electric Co., Medium-Term Note..............................     4.65%       10/17/21           486,932
     2,775,000  General Electric Co., Medium-Term Note..............................     6.75%       03/15/32         3,404,799
       535,000  General Electric Co., Medium-Term Note..............................     5.88%       01/14/38           618,652
                                                                                                                 --------------
                                                                                                                      6,256,889
                                                                                                                 --------------
                OIL & GAS -- 0.2%
       273,000  Antero Resources Corp...............................................     5.13%       12/01/22           252,525
       665,000  Antero Resources Corp...............................................     5.00%       03/01/25           578,549
       120,000  CrownRock L.P. / CrownRock Finance, Inc. (f)........................     5.63%       10/15/25           119,250
        33,000  Endeavor Energy Resources L.P. / EER Finance, Inc. (f)..............     5.75%       01/30/28            34,733
         7,000  Gulfport Energy Corp................................................     6.38%       05/15/25             5,075
       400,000  Hess Corp...........................................................     5.60%       02/15/41           445,592
       110,000  Matador Resources Co................................................     5.88%       09/15/26           107,113
       315,000  Occidental Petroleum Corp...........................................     3.50%       08/15/29           321,058
        60,000  Parsley Energy LLC / Parsley Finance Corp. (f)......................     5.25%       08/15/25            61,200
        30,000  Parsley Energy LLC / Parsley Finance Corp. (f)......................     5.63%       10/15/27            31,050
                                                                                                                 --------------
                                                                                                                      1,956,145
                                                                                                                 --------------


Page 20                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                OIL & GAS SERVICES -- 0.0%
$      125,000  USA Compression Partners L.P. / USA Compression Finance Corp........     6.88%       04/01/26    $      128,750
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.3%
       650,000  Amcor Finance USA, Inc. (f).........................................     4.50%       05/15/28           714,971
        76,000  Berry Global, Inc. (f)..............................................     4.88%       07/15/26            79,990
        50,000  Crown Americas LLC / Crown Americas Capital Corp. V.................     4.25%       09/30/26            52,063
        50,000  Graphic Packaging International LLC.................................     4.88%       11/15/22            52,625
       600,000  Packaging Corp. of America..........................................     2.45%       12/15/20           600,868
       145,366  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
                   Group Issuer Lu..................................................     5.75%       10/15/20           145,911
       300,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
                   Group Issuer Lu, 3 Mo. LIBOR + 3.50% (d) (f).....................     5.80%       07/15/21           300,375
       355,000  WRKCo, Inc..........................................................     4.90%       03/15/29           405,746
                                                                                                                 --------------
                                                                                                                      2,352,549
                                                                                                                 --------------
                PHARMACEUTICALS -- 1.3%
       400,000  AbbVie, Inc.........................................................     4.40%       11/06/42           424,279
       450,000  AbbVie, Inc.........................................................     4.88%       11/14/48           506,643
     1,250,000  Bayer US Finance II LLC (f).........................................     4.38%       12/15/28         1,366,010
     1,000,000  Bayer US Finance II LLC (f).........................................     4.88%       06/25/48         1,125,780
       460,000  Bayer US Finance LLC (f)............................................     3.38%       10/08/24           474,856
       610,000  Bristol-Myers Squibb Co. (f)........................................     4.13%       06/15/39           712,238
       600,000  Cigna Corp..........................................................     4.38%       10/15/28           671,305
     1,600,000  Cigna Corp..........................................................     4.90%       12/15/48         1,895,616
       150,000  CVS Health Corp.....................................................     3.88%       07/20/25           159,208
       400,000  CVS Health Corp.....................................................     4.30%       03/25/28           436,552
     2,955,000  CVS Health Corp.....................................................     5.05%       03/25/48         3,447,176
       535,000  Elanco Animal Health, Inc...........................................     4.27%       08/28/23           560,587
        75,000  Johnson & Johnson...................................................     3.63%       03/03/37            84,569
                                                                                                                 --------------
                                                                                                                     11,864,819
                                                                                                                 --------------
                PIPELINES -- 1.2%
       300,000  Enbridge Energy Partners L.P........................................     5.50%       09/15/40           361,941
       145,000  Energy Transfer Operating L.P.......................................     5.20%       02/01/22           153,859
       400,000  Energy Transfer Operating L.P.......................................     4.05%       03/15/25           421,419
       198,000  Energy Transfer Operating L.P.......................................     5.50%       06/01/27           227,874
       260,000  Energy Transfer Operating L.P.......................................     5.15%       03/15/45           276,607
       405,000  EQM Midstream Partners L.P..........................................     5.50%       07/15/28           410,519
       650,000  Kinder Morgan, Inc..................................................     5.30%       12/01/34           757,987
        55,000  NGPL PipeCo LLC (f).................................................     4.38%       08/15/22            56,925
       279,270  Pipeline Funding Co. LLC (f)........................................     7.50%       01/15/30           354,254
       150,000  Plains All American Pipeline L.P. / PAA Finance Corp................     2.85%       01/31/23           150,778
       200,000  Plains All American Pipeline L.P. / PAA Finance Corp................     3.85%       10/15/23           207,707
        50,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.65%       10/15/25            53,650
       244,000  Rockies Express Pipeline LLC (f)....................................     5.63%       04/15/20           250,040
       860,000  Rockies Express Pipeline LLC (f)....................................     6.88%       04/15/40           955,288
       451,455  Ruby Pipeline LLC (f)...............................................     6.00%       04/01/22           472,177
       325,000  Sabine Pass Liquefaction LLC........................................     5.63%       03/01/25           365,153
     1,200,000  Spectra Energy Partners L.P.........................................     4.60%       06/15/21         1,239,550
     1,126,000  Sunoco Logistics Partners Operations L.P............................     5.40%       10/01/47         1,257,422
       145,000  TC PipeLines L.P....................................................     4.65%       06/15/21           149,646
     1,250,000  TC PipeLines L.P....................................................     3.90%       05/25/27         1,308,447
       400,000  Williams Cos (The), Inc.............................................     4.50%       11/15/23           430,872


                        See Notes to Financial Statements                Page 21

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                PIPELINES (CONTINUED)
$      600,000  Williams Cos (The), Inc.............................................     4.55%       06/24/24    $      650,159
                                                                                                                 --------------
                                                                                                                     10,512,274
                                                                                                                 --------------
                REAL ESTATE INVESTMENT TRUSTS -- 2.4%
       250,000  Alexandria Real Estate Equities, Inc................................     4.30%       01/15/26           275,974
       112,000  American Campus Communities Operating Partnership L.P...............     3.35%       10/01/20           113,403
       800,000  American Campus Communities Operating Partnership L.P...............     4.13%       07/01/24           862,686
       250,000  American Campus Communities Operating Partnership L.P...............     3.63%       11/15/27           265,173
       215,000  American Tower Corp.................................................     3.00%       06/15/23           220,813
       785,000  Boston Properties L.P...............................................     3.20%       01/15/25           817,278
       175,000  Boston Properties L.P...............................................     2.75%       10/01/26           177,931
       625,000  CC Holdings GS V LLC / Crown Castle GS III Corp.....................     3.85%       04/15/23           659,267
       750,000  CubeSmart L.P.......................................................     4.38%       02/15/29           830,816
       500,000  Digital Realty Trust L.P............................................     3.63%       10/01/22           519,759
     1,000,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.25%       06/01/25         1,101,980
       140,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       04/15/26           154,022
     1,210,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.30%       01/15/29         1,350,093
       475,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.00%       01/15/30           481,227
       399,000  HCP, Inc............................................................     4.25%       11/15/23           428,940
       475,000  HCP, Inc............................................................     3.88%       08/15/24           510,828
       600,000  HCP, Inc............................................................     3.25%       07/15/26           621,159
     1,175,000  Healthcare Realty Trust, Inc........................................     3.75%       04/15/23         1,220,602
     1,000,000  Hudson Pacific Properties L.P.......................................     4.65%       04/01/29         1,124,605
     1,000,000  Kilroy Realty L.P...................................................     3.45%       12/15/24         1,049,036
     1,300,000  Kimco Realty Corp...................................................     3.40%       11/01/22         1,346,891
       750,000  Liberty Property L.P................................................     4.38%       02/01/29           842,637
       200,000  Life Storage L.P....................................................     3.88%       12/15/27           214,100
        40,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     5.63%       05/01/24            43,850
        80,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     4.50%       01/15/28            82,200
       750,000  National Retail Properties, Inc.....................................     3.80%       10/15/22           781,889
       176,000  National Retail Properties, Inc.....................................     3.30%       04/15/23           181,729
       350,000  Piedmont Operating Partnership L.P..................................     3.40%       06/01/23           355,430
        22,000  SBA Communications Corp.............................................     4.88%       09/01/24            22,853
       300,000  SL Green Operating Partnership L.P..................................     3.25%       10/15/22           306,712
       550,000  SL Green Realty Corp................................................     4.50%       12/01/22           581,523
       750,000  UDR, Inc., Medium-Term Note, Series 0001............................     4.63%       01/10/22           787,047
     1,000,000  Ventas Realty L.P...................................................     2.65%       01/15/25         1,013,072
       400,000  Ventas Realty L.P...................................................     3.85%       04/01/27           429,226
       550,000  WEA Finance LLC (f).................................................     3.15%       04/05/22           563,383
       300,000  Welltower, Inc......................................................     4.95%       01/15/21           309,481
       650,000  Welltower, Inc......................................................     5.25%       01/15/22           695,667
        75,000  Welltower, Inc......................................................     4.50%       01/15/24            81,224
       500,000  Welltower, Inc......................................................     4.00%       06/01/25           537,385
                                                                                                                 --------------
                                                                                                                     21,961,891
                                                                                                                 --------------
                RETAIL -- 0.2%
       966,000  Rite Aid Corp. (f)..................................................     6.13%       04/01/23           783,667
       500,000  Walgreens Boots Alliance, Inc.......................................     3.30%       11/18/21           512,002
       150,000  Walgreens Boots Alliance, Inc.......................................     3.80%       11/18/24           159,111
                                                                                                                 --------------
                                                                                                                      1,454,780
                                                                                                                 --------------


Page 22                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                SEMICONDUCTORS -- 0.1%
$      750,000  Broadcom Corp. / Broadcom Cayman Finance Ltd........................     2.38%       01/15/20    $      749,734
                                                                                                                 --------------
                SOFTWARE -- 0.1%
       211,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                   Inc. (f).........................................................     5.75%       03/01/25           213,154
       440,000  SS&C Technologies, Inc. (f).........................................     5.50%       09/30/27           462,825
                                                                                                                 --------------
                                                                                                                        675,979
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 1.2%
       200,000  AT&T, Inc...........................................................     4.30%       02/15/30           222,483
       640,000  AT&T, Inc...........................................................     4.30%       12/15/42           674,805
       322,000  AT&T, Inc...........................................................     4.80%       06/15/44           360,318
     1,400,000  AT&T, Inc...........................................................     4.35%       06/15/45         1,491,804
       650,000  AT&T, Inc...........................................................     4.75%       05/15/46           727,121
       500,000  AT&T, Inc...........................................................     5.15%       11/15/46           588,883
       215,000  Level 3 Financing, Inc..............................................     5.38%       01/15/24           219,300
       185,000  Qwest Corp..........................................................     7.25%       09/15/25           209,040
     1,000,000  SES GLOBAL Americas Holdings G.P. (f)...............................     5.30%       03/25/44         1,035,022
       171,000  Sprint Communications, Inc. (f).....................................     7.00%       03/01/20           174,848
       141,000  Sprint Corp.........................................................     7.63%       03/01/26           158,801
       624,375  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (f).........................................     3.36%       09/20/21           628,309
     1,335,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (f).........................................     4.74%       03/20/25         1,418,438
     1,335,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (f).........................................     5.15%       03/20/28         1,441,799
     1,190,000  Verizon Communications, Inc. (f)....................................     4.02%       12/03/29         1,344,797
                                                                                                                 --------------
                                                                                                                     10,695,768
                                                                                                                 --------------
                TRANSPORTATION -- 0.0%
       270,000  Union Pacific Corp..................................................     3.95%       09/10/28           303,834
                                                                                                                 --------------
                TOTAL CORPORATE BONDS..........................................................................     153,150,170
                (Cost $144,757,158)                                                                              --------------

ASSET-BACKED SECURITIES -- 7.6%

                Argent Securities, Inc.
       255,000     Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.49% (d)................     2.64%       10/25/35           255,685
                Asset Backed Funding Certificates Trust
       132,197     Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.14% (d)..............     2.29%       09/25/36           130,239
                Barings CLO Ltd.
       400,000     Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (d) (f)............     3.08%       01/20/28           398,231
                BlueMountain CLO Ltd.
       550,000     Series 2013-2A, Class A1R, 3 Mo. LIBOR + 1.18% (d) (f)...........     3.46%       10/22/30           549,278
                Brazos Higher Education Authority, Inc.
       270,000     Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (d).................     3.18%       11/25/33           271,304
       300,000     Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (d).................     3.28%       10/27/36           301,082
                Carrington Mortgage Loan Trust
     1,470,000     Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.35% (d)..............     2.50%       02/25/36         1,461,547
                Citigroup Mortgage Loan Trust
        14,125     Series 2006-HE1, Class M2, 1 Mo. LIBOR + 0.51% (d)...............     2.66%       01/25/36            14,162
     1,600,000     Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.29% (d)...............     2.44%       08/25/36         1,577,605


                        See Notes to Financial Statements                Page 23

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Dryden CLO Ltd.
$      700,000     Series 2018-71A, Class A, 3 Mo. LIBOR + 1.15% (d) (f)............     3.45%       01/15/29    $      700,170
                Dryden Senior Loan Fund
       900,000     Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (d) (f)...........     3.20%       04/15/29           892,886
       572,000     Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (d) (f).........     3.36%       08/15/30           571,756
                ECMC Group Student Loan Trust
     1,893,980     Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (d) (f).............     3.20%       05/25/67         1,916,281
                EFS Volunteer No 3 LLC
       180,991     Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (d) (f).............     3.15%       04/25/33           182,209
                First Franklin Mortgage Loan Trust
       286,475     Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.16% (d).............     2.31%       10/25/36           227,189
                GE-WMC Mortgage Securities LLC
     1,154,492     Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (d).................     2.81%       10/25/35         1,153,048
                GSAA Home Equity Trust
     1,700,000     Series 2005-6, Class M1, 1 Mo. LIBOR + 0.43% (d).................     2.58%       06/25/35         1,729,515
        69,426     Series 2005-11, Class 3A1, 1 Mo. LIBOR + 0.27% (d)...............     2.42%       10/25/35            69,562
                JP Morgan Mortgage Acquisition Trust
       242,003     Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (d)..............     2.42%       05/25/36           240,426
     2,787,805     Series 2006-WF1, Class A6, steps up to 6.50% after Redemption
                      Date (h)......................................................     6.00%       07/25/36         1,412,257
       405,000     Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (d)..............     2.43%       01/25/37           395,939
                Legacy Mortgage Asset Trust
     3,837,814     Series 2019-GS1, Class A1 (d) (f)................................     4.00%       01/25/59         3,921,445
     2,439,102     Series 2019-GS4, Class A1 (d) (f)................................     3.44%       05/25/59         2,459,780
                Long Beach Mortgage Loan Trust
       992,257     Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.22% (d).................     2.37%       02/25/36           971,321
                Magnetite CLO Ltd.
       800,000     Series 2019-21A, Class A, 3 Mo. LIBOR + 1.28% (d) (f)............     3.91%       04/20/30           800,258
                Merrill Lynch First Franklin Mortgage Loan Trust
       402,353     Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (d)................     2.28%       06/25/37           327,520
                Mid-State Trust
       218,361     Series 2003-11, Class A1.........................................     4.86%       07/15/38           236,446
                Morgan Stanley ABS Capital I, Inc. Trust
     1,000,000     Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.38% (d)...............     2.53%       12/25/35           993,650
                Navient Student Loan Trust
       326,736     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (d).................     2.66%       06/25/31           323,886
       253,546     Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (d)..................     2.77%       03/25/83           249,362
        81,400     Series 2014-5, Class A, 1 Mo. LIBOR + 0.62% (d)..................     2.77%       03/25/83            79,809
       150,000     Series 2014-8, Class A3, 1 Mo. LIBOR + 0.60% (d).................     2.75%       05/27/49           148,449
       215,417     Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (d).................     2.75%       04/25/40           214,211
     1,750,000     Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (d) (f)............     3.65%       06/25/65         1,813,843
       300,000     Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (d) (f)............     3.20%       07/26/66           301,924
     4,003,830     Series 2017-5A, Class A, 1 Mo. LIBOR + 0.80% (d) (f).............     2.95%       07/26/66         4,012,238
                Nelnet Student Loan Trust
     1,556,099     Series 2008-3, Class A4, 3 Mo. LIBOR + 1.65% (d).................     3.78%       11/25/24         1,554,800
                New Century Home Equity Loan Trust
     2,600,000     Series 2005-4, Class M3, 1 Mo. LIBOR + 0.55% (d).................     2.70%       09/25/35         2,602,116
                Palmer Square Loan Funding Ltd.
       284,563     Series 2019-1A, Class A1, 3 Mo. LIBOR + 1.05% (d) (f)............     3.33%       04/20/27           283,549
                Residential Asset Mortgage Products, Inc.
       321,490     Series 2006-RZ1, Class M2, 1 Mo. LIBOR + 0.42% (d)...............     2.57%       03/25/36           322,565
     2,000,000     Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (d)...............     2.60%       03/25/36         2,003,559


Page 24                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Residential Asset Securities Corp.
$      260,000     Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (d)..............     2.43%       04/25/36    $      253,632
     1,445,000     Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (d)...............     2.48%       04/25/36         1,441,869
        63,278     Series 2006-KS4, Class A4, 1 Mo. LIBOR + 0.24% (d)...............     2.39%       06/25/36            63,342
                Saxon Asset Securities Trust
       793,447     Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (d)................     2.39%       05/25/47           660,187
                Securitized Asset-Backed Receivables LLC Trust
       249,745     Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.39% (d)...............     2.54%       10/25/35           249,536
                SLC Student Loan Trust
       400,000     Series 2005-2, Class A4, 3 Mo. LIBOR + 0.16% (d).................     2.57%       12/15/39           385,832
     1,770,000     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (d).................     2.57%       03/15/55         1,673,407
       130,000     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (d).................     2.57%       09/15/39           125,426
     2,314,788     Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (d)................     4.01%       12/15/32         2,372,139
                SLM Student Loan Trust
       199,296     Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.47% (d) (f)...........     2.88%       12/15/27           199,804
       250,000     Series 2005-5, Class A5, 3 Mo. LIBOR + 0.75% (d).................     3.03%       10/25/40           248,348
       661,632     Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (d)................     2.88%       01/25/41           652,979
       224,267     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.17% (d).................     2.45%       01/25/41           216,052
       600,000     Series 2006-8, Class A6, 3 Mo. LIBOR + 0.16% (d).................     2.44%       01/25/41           569,309
        98,162     Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (d).................     2.66%       10/25/24            98,090
        80,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (d)..................     3.03%       10/27/70            73,633
     1,017,065     Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (d).................     2.93%       01/25/22         1,001,633
       693,823     Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (d).................     3.03%       04/25/23           687,209
       130,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (d)..................     3.48%       01/25/83           124,454
       700,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (d)..................     3.48%       04/26/83           660,906
       293,638     Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (d).................     3.38%       07/25/23           292,729
       320,000     Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (d)..................     4.13%       07/26/83           320,003
       345,000     Series 2011-1, Class A2, 1 Mo. LIBOR + 1.15% (d).................     3.30%       10/25/34           349,247
     4,150,000     Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (d).................     3.35%       10/25/34         4,218,035
       843,695     Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (d)..................     2.85%       01/25/29           825,445
       837,472     Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (d)..................     2.80%       12/27/38           836,916
       319,092     Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (d).................     2.90%       05/26/26           315,762
     3,688,912     Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (d).................     2.80%       05/26/26         3,626,394
       555,000     Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (d)..................     3.95%       09/25/43           544,975
       159,904     Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (d)..................     2.60%       09/25/43           158,992
                Soundview Home Loan Trust
       107,862     Series 2006-2, Class M1, 1 Mo. LIBOR + 0.33% (d).................     2.48%       03/25/36           108,147
                Structured Asset Investment Loan Trust
     1,091,734     Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (d).................     2.95%       07/25/34         1,082,786
       366,107     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (d).................     2.88%       03/25/35           367,141
                Structured Asset Securities Corp. Mortgage Loan Trust
     1,350,000     Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.62% (d)...............     2.77%       05/25/35         1,346,150
                TCI-Flatiron CLO Ltd.
       700,000     Series 2016-1A, Class AR, 3 Mo. LIBOR + 1.22% (d) (f)............     3.52%       07/17/28           700,395
                Towd Point Mortgage Trust
       778,719     Series 2015-2, Class 1A13 (f)....................................     2.50%       11/25/60           779,887
                Treman Park CLO Ltd.
       850,000     Series 2015-1A, Class ARR, 3 Mo. LIBOR + 1.07% (d) (f)...........     3.35%       10/20/28           851,128
                Voya CLO Ltd.
       240,000     Series 2014-3A, Class A1R, 3 Mo. LIBOR + 0.72% (d) (f)...........     3.00%       07/25/26           239,479


                        See Notes to Financial Statements                Page 25

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Wachovia Student Loan Trust
$    1,188,557     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (d) (f).............     2.45%       04/25/40    $    1,149,454
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES..................................................................      67,941,954
                (Cost $67,803,028)                                                                               --------------

MORTGAGE-BACKED SECURITIES -- 7.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.2%
                Alternative Loan Trust
     1,162,841     Series 2005-56, Class 1A1, 1 Mo. LIBOR + 0.73% (d)...............     3.73%       11/25/35         1,188,882
     3,969,851     Series 2007-13, Class A1.........................................     6.00%       06/25/47         3,432,185
                American Home Mortgage Investment Trust
     2,843,781     Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (d)................     2.73%       11/25/45         2,822,750
                Banc of America Funding Trust
       715,000     Series 2014-R6, Class 2A13 (c) (f)...............................     2.53%       07/26/36           696,346
                BCAP LLC Trust
       686,410     Series 2015-RR5, Class 1A3 (c) (f)...............................     3.27%       08/26/36           677,885
                Bear Stearns ALT-A Trust
        55,707     Series 2004-6, Class 1A, 1 Mo. LIBOR + 0.64% (d).................     2.79%       07/25/34            55,897
                Bear Stearns Mortgage Funding Trust
       223,956     Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (d)..............     2.36%       07/25/36           217,833
       336,366     Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (d).............     2.31%       06/25/47           325,969
                CIM Trust
     3,399,332     Series 2017-3, Class A1, 1 Mo. LIBOR + 2.00% (d) (f).............     4.23%       01/25/57         3,469,259
     2,992,920     Series 2017-6, Class A1 (f)......................................     3.02%       06/25/57         3,024,679
     3,463,522     Series 2019-R1, Class A (f)......................................     3.25%       10/25/58         3,490,651
                Credit Suisse Mortgage Trust
       563,521     Series 2010-7R, Class 1A12 (f)...................................     4.00%       01/26/37           572,794
       776,052     Series 2010-8R, Class 4A5 (c) (f)................................     4.00%       12/26/35           784,882
       667,607     Series 2010-8R, Class 10A5 (c) (f)...............................     4.00%       04/26/47           668,868
       104,476     Series 2011-5R, Class 2A1 (c) (f)................................     3.90%       08/27/46           105,358
       607,568     Series 2014-2R, Class 19A1 (c) (f)...............................     3.00%       05/27/36           606,727
       206,617     Series 2015-8R, Class 3A1, 6 Mo. LIBOR + 1.50% (d) (f)...........     3.71%       11/25/37           205,760
     4,000,000     Series 2019-RPL8, Class A1 (b) (f)...............................     3.32%       10/25/58         3,999,990
                Deephaven Residential Mortgage Trust
       227,102     Series 2017-1A, Class A1 (c) (f).................................     2.73%       12/26/46           227,098
                GMACM Mortgage Loan Trust
     2,245,381     Series 2006-AR1, Class 1A1 (c)...................................     4.18%       04/19/36         2,111,140
     2,889,878     Series 2006-J1, Class A4.........................................     5.75%       04/25/36         2,929,600
                GreenPoint Mortgage Funding Trust
       198,535     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (d)..............     2.73%       02/25/36           193,428
                HarborView Mortgage Loan Trust
       626,137     Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.31% (d)..............     2.49%       11/19/35           604,342
     1,909,355     Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (d)................     3.15%       10/25/37         1,830,598
                HomeBanc Mortgage Trust
     1,519,083     Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (d).................     2.89%       12/25/34         1,531,841
                Impac CMB Trust
       391,772     Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (d)................     2.67%       04/25/35           390,886
     1,279,181     Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.54% (d)...............     2.69%       05/25/35         1,268,981
                IndyMac INDX Mortgage Loan Trust
     2,279,341     Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.30% (d)............     2.45%       07/25/35         2,212,991
                JP Morgan Mortgage Trust
     3,277,678     Series 2006-A4, Class 1A1 (c)....................................     4.51%       06/25/36         2,962,350


Page 26                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Lehman XS Trust
$      394,667     Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (d)..............     2.34%       11/25/46    $      376,265
                Merrill Lynch Alternative Note Asset Trust
     2,533,915     Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (d)..............     2.46%       07/25/47         2,410,953
                Morgan Stanley Mortgage Loan Trust
       801,310     Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (d)..............     3.12%       07/25/34           806,722
        94,193     Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (d)................     2.41%       04/25/35            93,442
                Morgan Stanley Resecuritization Trust
       251,131     Series 2015-R2, Class 1A1, 12 Mo. Treasury Average +
                      0.71% (d) (f).................................................     3.22%       12/27/46           253,758
                MortgageIT Trust
       143,368     Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (d).................     2.67%       12/25/35           142,209
                Opteum Mortgage Acceptance Corp.
     1,807,880     Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.38% (d)...............     2.53%       12/25/35         1,717,436
       576,203     Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.21% (d)...............     2.36%       04/25/36           551,788
                Structured Adjustable Rate Mortgage Loan Trust
        60,535     Series 2004-12, Class 3A1 (c)....................................     4.47%       09/25/34            61,693
                Structured Asset Mortgage Investments II Trust
     1,833,069     Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (d)..............     2.38%       02/25/36         1,684,843
     3,691,449     Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (d)...     3.98%       08/25/47         3,659,248
                WaMu Mortgage Pass-Through Certificates Trust
       161,075     Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (d).............     2.83%       01/25/45           159,922
       288,037     Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (d)............     2.41%       11/25/45           291,228
       389,542     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (d).....................................................     3.48%       02/25/46           397,662
       579,397     Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average +
                      0.94% (d).....................................................     3.44%       05/25/46           593,880
                                                                                                                 --------------
                                                                                                                     55,811,019
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.8%
                Banc of America Merrill Lynch Large Loan Commercial Mortgage
                   Securities Trust
       285,000     Series 2015-200P, Class A (f)....................................     3.22%       04/14/33           302,414
       465,000     Series 2018-PARK, Class A (c) (f)................................     4.23%       08/10/38           533,283
                CALI Mortgage Trust
       515,000     Series 2019-101C, Class A (f)....................................     3.96%       03/10/39           588,401
                CGRBS Commercial Mortgage Trust
       280,000     Series 2013-VN05, Class A (f)....................................     3.37%       03/13/35           295,784
                COMM Mortgage Trust
       225,000     Series 2012-CR5, Class A3........................................     2.54%       12/10/45           229,176
       315,000     Series 2012-CR5, Class A4........................................     2.77%       12/10/45           323,340
                Eleven Madison Mortgage Trust
       305,000     Series 2015-11MD, Class A (c) (f)................................     3.67%       09/10/35           331,397
                GRACE Mortgage Trust
       250,000     Series 2014-GRCE, Class A (f)....................................     3.37%       06/10/28           254,696
                Hudson Yards Mortgage Trust
       590,000     Series 2019-30HY, Class A (f)....................................     3.23%       07/10/39           637,475
                Irvine Core Office Trust
       235,000     Series 2013-IRV, Class A2 (c) (f)................................     3.28%       05/15/48           245,439
                JPMorgan Chase Commercial Mortgage Securities Trust
       285,289     Series 2012-HSBC, Class A (f)....................................     3.09%       07/05/32           294,632
       540,000     Series 2019-OSB, Class A (f).....................................     3.40%       06/05/39           593,345


                        See Notes to Financial Statements                Page 27

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Morgan Stanley Capital I Trust
$       50,000     Series 2014-MP, Class A (f)......................................     3.47%       08/11/33    $       51,364
                One Bryant Park Trust
       985,000     Series 2019-OBP, Class A (f).....................................     2.52%       09/13/49         1,005,962
                RBS Commercial Funding, Inc. Trust
        50,000     Series 2013-GSP, Class A (c) (f).................................     3.96%       01/15/32            53,078
                SFAVE Commercial Mortgage Securities Trust
       150,000     Series 2015-5AVE, Class A1 (c) (f)...............................     3.87%       01/05/43           167,133
                UBS-Barclays Commercial Mortgage Trust
       249,678     Series 2013-C6, Class A3.........................................     2.97%       04/10/46           257,582
                VNDO Mortgage Trust
       250,000     Series 2012-6AVE, Class A (f)....................................     3.00%       11/15/30           258,236
                Worldwide Plaza Trust
       780,000     Series 2017-WWP, Class A (f).....................................     3.53%       11/10/36           853,403
                                                                                                                 --------------
                                                                                                                      7,276,140
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................      63,087,159
                (Cost $62,102,527)                                                                               --------------


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS -- 4.7%

                ADVERTISING -- 0.0%
        59,000  Clear Channel International B.V. (USD) (f)..........................     8.75%       12/15/20            60,290
                                                                                                                 --------------
                AIRLINES -- 0.1%
       711,600  Air Canada Pass-Through Trust, Series 2017-1, Class AA (USD) (f)....     3.30%       01/15/30           745,980
                                                                                                                 --------------
                BANKS -- 0.6%
       400,000  Banco Nacional de Comercio Exterior SNC (USD) (f) (g)...............     3.80%       08/11/26           406,004
       200,000  Global Bank Corp. (USD) (f).........................................     4.50%       10/20/21           206,300
       800,000  Lloyds Bank PLC, Medium-Term Note (USD) (f).........................     5.80%       01/13/20           810,173
       450,000  Lloyds Banking Group PLC (USD) (g)..................................     2.91%       11/07/23           451,652
       650,000  Santander UK Group Holdings PLC (USD)...............................     2.88%       08/05/21           652,996
       500,000  Santander UK Group Holdings PLC (USD) (g)...........................     3.37%       01/05/24           509,322
     1,900,000  Santander UK Group Holdings PLC (USD) (g)...........................     4.80%       11/15/24         2,034,809
                                                                                                                 --------------
                                                                                                                      5,071,256
                                                                                                                 --------------
                BEVERAGES -- 0.1%
       245,000  Bacardi Ltd. (USD) (f)..............................................     4.70%       05/15/28           272,414
       385,000  Bacardi Ltd. (USD) (f)..............................................     5.30%       05/15/48           443,922
       250,000  Suntory Holdings Ltd. (USD) (f).....................................     2.55%       09/29/19           250,009
                                                                                                                 --------------
                                                                                                                        966,345
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.2%
       200,000  DP World Crescent Ltd. (USD) (f)....................................     4.85%       09/26/28           222,071
       889,000  IHS Markit Ltd. (USD) (f)...........................................     5.00%       11/01/22           950,222
       135,000  IHS Markit Ltd. (USD) (f)...........................................     4.00%       03/01/26           143,870
       250,000  IHS Markit Ltd. (USD)...............................................     4.75%       08/01/28           283,250
                                                                                                                 --------------
                                                                                                                      1,599,413
                                                                                                                 --------------


Page 28                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                DIVERSIFIED FINANCIAL SERVICES -- 1.6%
       375,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     4.50%       05/15/21    $      386,948
       800,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     5.00%       10/01/21           839,092
     1,000,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     4.88%       01/16/24         1,086,667
     3,200,000  Avolon Holdings Funding Ltd. (USD) (f)..............................     5.13%       10/01/23         3,405,440
       600,000  Fondo Mivivienda S.A., Series REGS (USD)............................     3.50%       01/31/23           618,900
     3,035,000  GE Capital International Funding Co. Unlimited Co. (USD)............     2.34%       11/15/20         3,015,206
     4,500,000  GE Capital International Funding Co. Unlimited Co. (USD)............     4.42%       11/15/35         4,583,105
       260,000  Park Aerospace Holdings Ltd. (USD) (f)..............................     4.50%       03/15/23           269,646
                                                                                                                 --------------
                                                                                                                     14,205,004
                                                                                                                 --------------
                ELECTRIC -- 0.0%
       200,000  Minejesa Capital B.V. (USD) (f).....................................     5.63%       08/10/37           222,812
                                                                                                                 --------------
                HOUSEHOLD PRODUCTS/WARES -- 0.0%
       200,000  Reckitt Benckiser Treasury Services PLC (USD) (f)...................     2.75%       06/26/24           203,593
                                                                                                                 --------------
                MEDIA -- 0.0%
       400,000  Virgin Media Secured Finance PLC (USD) (f)..........................     5.50%       08/15/26           419,500
                                                                                                                 --------------
                MINING -- 0.1%
        64,000  Corp. Nacional del Cobre de Chile, Series REGS (USD)................     4.50%       09/16/25            71,024
       300,000  Corp. Nacional del Cobre de Chile, Series REGS (USD)................     3.63%       08/01/27           321,693
       650,000  Indonesia Asahan Aluminium Persero PT (USD) (f).....................     6.53%       11/15/28           807,742
                                                                                                                 --------------
                                                                                                                      1,200,459
                                                                                                                 --------------
                OIL & GAS -- 0.7%
        20,000  Canadian Natural Resources Ltd. (USD)...............................     3.85%       06/01/27            21,241
       200,000  Ecopetrol S.A. (USD)................................................     5.88%       05/28/45           235,752
       630,000  KazMunayGas National Co. JSC, Series REGS (USD).....................     5.38%       04/24/30           732,063
       100,000  Petrobras Global Finance B.V. (USD).................................     5.75%       02/01/29           108,550
       215,000  Petroleos Mexicanos (USD)...........................................     6.50%       03/13/27           221,235
       430,000  Petroleos Mexicanos (USD)...........................................     5.35%       02/12/28           408,285
     1,555,000  Petroleos Mexicanos (USD)...........................................     6.50%       01/23/29         1,584,374
     2,430,000  Petroleos Mexicanos (USD)...........................................     6.75%       09/21/47         2,320,650
       210,930  Transocean Pontus Ltd. (USD) (f)....................................     6.13%       08/01/25           214,917
       200,000  Transocean Poseidon Ltd. (USD) (f)..................................     6.88%       02/01/27           209,250
                                                                                                                 --------------
                                                                                                                      6,056,317
                                                                                                                 --------------
                OIL & GAS SERVICES -- 0.0%
       112,500  Transocean Phoenix 2 Ltd. (USD) (f).................................     7.75%       10/15/24           119,390
        18,750  Transocean Proteus Ltd. (USD) (f)...................................     6.25%       12/01/24            19,266
                                                                                                                 --------------
                                                                                                                        138,656
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.1%
       400,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (USD) (f)........................................................     4.13%       08/15/26           405,492
        51,000  OI European Group B.V. (USD) (f)....................................     4.00%       03/15/23            51,510
       200,000  Trivium Packaging Finance B.V. (USD) (f)............................     5.50%       08/15/26           212,000
                                                                                                                 --------------
                                                                                                                        669,002
                                                                                                                 --------------
                PHARMACEUTICALS -- 0.3%
     1,550,000  Allergan Funding SCS (USD)..........................................     3.80%       03/15/25         1,629,193
       300,000  AstraZeneca PLC (USD)...............................................     3.50%       08/17/23           314,419
       100,000  AstraZeneca PLC (USD)...............................................     3.13%       06/12/27           105,261


                        See Notes to Financial Statements                Page 29

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
       550,000  Bausch Health Cos., Inc. (USD) (f)..................................     7.00%       03/15/24    $      582,263
       400,000  Shire Acquisitions Investments Ireland DAC (USD)....................     1.90%       09/23/19           399,917
                                                                                                                 --------------
                                                                                                                      3,031,053
                                                                                                                 --------------
                PIPELINES -- 0.1%
       400,000  Peru LNG SRL, Series REGS (USD).....................................     5.38%       03/22/30           433,004
                                                                                                                 --------------
                RETAIL -- 0.0%
       100,000  Alimentation Couche-Tard, Inc. (USD) (f)............................     3.55%       07/26/27           105,590
       331,000  eG Global Finance PLC (USD) (f).....................................     6.75%       02/07/25           320,657
                                                                                                                 --------------
                                                                                                                        426,247
                                                                                                                 --------------
                SAVINGS & LOANS -- 0.2%
     1,165,000  Nationwide Building Society (USD) (f) (g)...........................     3.62%       04/26/23         1,190,967
       360,000  Nationwide Building Society (USD) (f) (g)...........................     3.77%       03/08/24           369,945
       300,000  Nationwide Building Society (USD) (f) (g)...........................     4.36%       08/01/24           315,491
                                                                                                                 --------------
                                                                                                                      1,876,403
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 0.6%
       200,000  C&W Senior Financing DAC (USD) (f)..................................     6.88%       09/15/27           213,728
       636,000  Intelsat Jackson Holdings S.A. (USD)................................     5.50%       08/01/23           581,940
       390,000  Intelsat Jackson Holdings S.A. (USD) (f)............................     9.75%       07/15/25           402,188
       825,000  Koninklijke KPN N.V. (USD)..........................................     8.38%       10/01/30         1,132,263
       500,000  SES S.A. (USD) (f)..................................................     3.60%       04/04/23           510,031
       330,000  Vodafone Group PLC (USD)............................................     3.75%       01/16/24           348,874
     1,777,000  Vodafone Group PLC (USD)............................................     4.88%       06/19/49         2,060,274
                                                                                                                 --------------
                                                                                                                      5,249,298
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS..................................................................      42,574,632
                (Cost $40,454,449)                                                                               --------------

FOREIGN SOVEREIGN BONDS -- 0.6%

                BAHRAIN -- 0.0%
       400,000  Bahrain Government International Bond, Series REGS (USD)............     7.00%       10/12/28           459,685
                                                                                                                 --------------
                BRAZIL -- 0.1%
       500,000  Brazilian Government International Bond (USD).......................     4.63%       01/13/28           538,380
                                                                                                                 --------------
                COLOMBIA -- 0.1%
       484,000  Colombia Government International Bond (USD)........................     4.50%       01/28/26           536,454
                                                                                                                 --------------
                DOMINICAN REPUBLIC -- 0.0%
       200,000  Dominican Republic International Bond, Series REGS (USD)............     6.60%       01/28/24           223,002
                                                                                                                 --------------
                EGYPT -- 0.0%
       200,000  Egypt Government International Bond (USD) (f).......................     5.58%       02/21/23           206,653
                                                                                                                 --------------
                OMAN -- 0.1%
       600,000  Oman Government International Bond (USD) (f)........................     5.63%       01/17/28           592,216
                                                                                                                 --------------
                PARAGUAY -- 0.0%
       200,000  Paraguay Government International Bond, Series REGS (USD)...........     4.63%       01/25/23           212,300
                                                                                                                 --------------
                QATAR -- 0.1%
       600,000  Qatar Government International Bond, Series REGS (USD)..............     4.50%       04/23/28           703,874
                                                                                                                 --------------
                RUSSIA -- 0.1%
       600,000  Russian Foreign Bond - Eurobond, Series REGS (USD)..................     4.38%       03/21/29           646,136
                                                                                                                 --------------


Page 30                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS (CONTINUED)

                SAUDI ARABIA -- 0.0%
       200,000  Saudi Government International Bond, Series REGS (USD)..............     3.63%       03/04/28    $      217,167
                                                                                                                 --------------
                SOUTH AFRICA -- 0.1%
       500,000  Republic of South Africa Government International Bond (USD)........     4.67%       01/17/24           526,676
                                                                                                                 --------------
                TURKEY -- 0.0%
       200,000  Turkey Government International Bond (USD)..........................     3.25%       03/23/23           182,748
                                                                                                                 --------------
                URUGUAY -- 0.0%
       300,000  Uruguay Government International Bond (USD).........................     4.38%       10/27/27           333,566
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS..................................................................       5,378,857
                (Cost $5,177,825)                                                                                --------------


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MUNICIPAL BONDS -- 0.3%

                CALIFORNIA -- 0.2%
$      300,000  CA St Build America Bonds...........................................     7.95%       03/01/36           308,709
     1,000,000  Los Angeles CA Unified School District..............................     5.75%       07/01/34         1,339,010
                                                                                                                 --------------
                                                                                                                      1,647,719
                                                                                                                 --------------
                NEW JERSEY -- 0.1%
       500,000  New Jersey St Turnpike Authority Revenue............................     3.73%       01/01/36           568,765
                                                                                                                 --------------
                NEW YORK -- 0.0%
       400,000  New York City NY Transitional Fin Auth Rev Qualified Sch Constr,
                   Ser BD G-3.......................................................     5.27%       05/01/27           485,052
                                                                                                                 --------------
                TOTAL MUNICIPAL BONDS..........................................................................       2,701,536
                (Cost $2,477,953)                                                                                --------------

CAPITAL PREFERRED SECURITIES -- 0.0%

                ELECTRIC -- 0.0%
       300,000  Alabama Power Capital Trust V, 3 Mo. LIBOR + 3.10% (d)..............     5.42%       10/01/42           300,109
                                                                                                                 --------------
                TOTAL CAPITAL PREFERRED SECURITIES.............................................................         300,109
                (Cost $290,250)                                                                                  --------------

U.S. TREASURY BILLS -- 0.4%

       545,000  U.S. Treasury Bill (i)..............................................      (j)        09/26/19           544,329
       685,000  U.S. Treasury Bill..................................................      (j)        10/15/19           683,414
     2,470,000  U.S. Treasury Bill..................................................      (j)        10/22/19         2,463,326
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................       3,691,069
                (Cost $3,689,281)                                                                                --------------


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 9.1%

    82,033,039  JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 1.91% (k).....      82,033,039
                (Cost $82,033,039)                                                                               --------------
                TOTAL INVESTMENTS -- 111.2%....................................................................   1,001,485,567
                (Cost $975,290,847) (l)
                NET OTHER ASSETS AND LIABILITIES -- (11.2)%....................................................    (101,026,546)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  900,459,021
                                                                                                                 ==============


                        See Notes to Financial Statements                Page 31

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

FUTURES CONTRACTS AT AUGUST 31, 2019 (see Note 2D - Futures Contracts in the Notes to Financial Statements):

                                                                                                UNREALIZED
                                                                                               APPRECIATION
                                                 NUMBER OF       EXPIRATION      NOTIONAL     (DEPRECIATION)/
      FUTURES CONTRACTS           POSITION       CONTRACTS          DATE           VALUE          VALUE
------------------------------  ------------  ---------------  --------------  -------------  --------------
U.S. 2-Year Treasury Notes          Long            212           Dec-2019     $  45,816,844     $ 29,722
U.S. 5-Year Treasury Notes          Long            465           Dec-2019        55,789,101      251,076
                                                                               -------------     --------
                                                                               $ 101,605,945     $280,798
                                                                               =============     ========

INTEREST RATE SWAP AGREEMENTS AT AUGUST 31, 2019 (see Note 2F - Swap Agreements in the Notes to Financial Statements):

                                                                                                    UNREALIZED
                                                                                                   APPRECIATION
                                    FLOATING        EXPIRATION        NOTIONAL                    (DEPRECIATION)/
         COUNTERPARTY                 RATE             DATE            VALUE        FIXED RATE        VALUE
------------------------------  ----------------  ---------------  --------------  -------------  --------------
Citibank, Global Markets, Inc.  3 month LIBOR(1)     5/8/2022      $   48,280,000    1.726%(1)       $458,957
Citibank, Global Markets, Inc.  3 month LIBOR(2)     5/8/2025          19,580,000    1.806%(2)       (544,246)
                                                                   --------------                    --------
                                                                   $   67,860,000                    $(85,289)
                                                                   ==============                    ========

(1) The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 5/8/2020 and no interest is being accrued until that date.

(2) The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 5/8/2020 and no interest is being accrued until that date.

-----------------------------
(a) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At August 31, 2019, securities noted as such are valued at $8,013,553 or 0.9% of net assets.

(c) Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   Floating or variable rate security.

(e) All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2J - Mortgage Dollar Rolls in the Notes to Financial Statements).

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2019, securities noted as such amounted to $90,272,025 or 10.0% of net assets.

(g) Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.

(h) Step-up security. A security where the coupon increases or steps up at a predetermined date.

(i) All or a portion of this security is segregated as collateral for open futures contracts.

(j)   Zero coupon security.

(k)   Rate shown reflects yield as of August 31, 2019.

(l) Aggregate cost for federal income tax purposes is $976,358,265. As of August 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,900,325 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $577,514. The net unrealized appreciation was $25,322,811. The amounts presented are inclusive of derivative contracts.

LIBOR - London Interbank Offered Rates

TBA   - To-Be-Announced Security

Currency Abbreviations:
USD   United States Dollar


Page 32                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2019           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
U.S. Government Bonds and Notes.................  $  324,283,622     $          --     $ 324,283,622     $          --
U.S. Government Agency Mortgage-Backed
   Securities...................................     256,343,420                --       256,343,420                --
Corporate Bonds*................................     153,150,170                --       153,150,170                --
Asset-Backed Securities.........................      67,941,954                --        67,941,954                --
Mortgage-Backed Securities......................      63,087,159                --        63,087,159                --
Foreign Corporate Bonds*........................      42,574,632                --        42,574,632                --
Foreign Sovereign Bonds**.......................       5,378,857                --         5,378,857                --
Municipal Bonds***..............................       2,701,536                --         2,701,536                --
Capital Preferred Securities*...................         300,109                --           300,109                --
U.S. Treasury Bills.............................       3,691,069                --         3,691,069                --
Money Market Funds..............................      82,033,039        82,033,039                --                --
                                                  --------------     -------------     -------------     -------------
Total Investments...............................   1,001,485,567        82,033,039       919,452,528                --
Futures Contracts****...........................         280,798           280,798                --                --
Interest Rate Swap Agreements...................         458,957                --           458,957                --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $1,002,225,322     $  82,313,837     $ 919,911,485     $          --
                                                  ==============     =============     =============     =============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2019           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Interest Rate Swap Agreements...................  $     (544,246)    $          --     $    (544,246)    $          --
                                                  ==============     =============     =============     =============


*       See Portfolio of Investments for industry breakout.
**      See Portfolio of Investments for country breakout.
***     See Portfolio of Investments for state breakout.
**** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.


                        See Notes to Financial Statements                Page 33

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS -- 40.1%

                AEROSPACE/DEFENSE -- 0.6%
$      200,000  BAE Systems Holdings, Inc. (a)......................................     2.85%       12/15/20    $      201,259
       490,000  L3Harris Technologies, Inc. (a).....................................     4.40%       06/15/28           554,753
       510,000  Northrop Grumman Corp...............................................     2.93%       01/15/25           528,212
                                                                                                                 --------------
                                                                                                                      1,284,224
                                                                                                                 --------------
                AGRICULTURE -- 0.4%
       250,000  BAT Capital Corp....................................................     4.54%       08/15/47           251,107
       425,000  Reynolds American, Inc..............................................     5.85%       08/15/45           479,190
                                                                                                                 --------------
                                                                                                                        730,297
                                                                                                                 --------------
                AIRLINES -- 0.8%
       375,960  American Airlines Pass-Through Trust, Series 2014-1, Class A........     3.70%       10/01/26           397,578
       357,028  Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1.........     6.72%       01/02/23           380,539
       564,486  United Airlines Pass Through Trust, Series 2013-1, Class A..........     4.30%       08/15/25           614,934
        45,709  US Airways Pass Through Trust, Series 2001-011G.....................     7.08%       03/20/21            47,820
       154,897  US Airways Pass Through Trust, Series 2012-1A, Class A..............     5.90%       10/01/24           172,942
                                                                                                                 --------------
                                                                                                                      1,613,813
                                                                                                                 --------------
                AUTO MANUFACTURERS -- 1.8%
       310,000  Daimler Finance North America LLC (a)...............................     2.20%       10/30/21           309,676
       520,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                   0.90% (a) (b)....................................................     3.06%       02/15/22           522,320
       175,000  Ford Motor Credit Co. LLC...........................................     2.68%       01/09/20           175,047
       350,000  Ford Motor Credit Co. LLC...........................................     3.20%       01/15/21           351,825
       400,000  Ford Motor Credit Co. LLC...........................................     5.88%       08/02/21           421,153
       300,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)..................     3.22%       10/12/21           296,957
       600,000  Ford Motor Credit Co. LLC...........................................     3.22%       01/09/22           601,711
       300,000  Ford Motor Credit Co. LLC...........................................     3.34%       03/28/22           301,670
       475,000  General Motors Financial Co., Inc...................................     3.55%       04/09/21           483,083
       300,000  General Motors Financial Co., Inc...................................     3.20%       07/06/21           303,778
                                                                                                                 --------------
                                                                                                                      3,767,220
                                                                                                                 --------------
                BANKS -- 7.5%
        65,000  Bank of America Corp. (c)...........................................     3.00%       12/20/23            66,755
     1,245,000  Bank of America Corp., Medium-Term Note (c).........................     3.50%       05/17/22         1,273,245
       200,000  Bank of America Corp., Medium-Term Note (c).........................     3.97%       03/05/29           219,968
       830,000  Bank of America Corp., Medium-Term Note (c).........................     4.27%       07/23/29           937,300
       465,000  Bank of America Corp., Medium-Term Note (c).........................     3.97%       02/07/30           516,145
       420,000  Bank of New York Mellon (The) Corp., Medium-Term Note (c)...........     2.66%       05/16/23           427,138
     1,360,000  Citigroup, Inc......................................................     2.90%       12/08/21         1,384,055
       100,000  Citigroup, Inc. (c).................................................     2.88%       07/24/23           101,828
       500,000  Citigroup, Inc. (c).................................................     3.35%       04/24/25           521,884
       135,000  Citigroup, Inc. (c).................................................     3.67%       07/24/28           144,811
       525,000  Citigroup, Inc. (c).................................................     4.08%       04/23/29           582,275
       300,000  Goldman Sachs Group, (The), Inc. (c)................................     2.88%       10/31/22           304,196
     1,255,000  Goldman Sachs Group, (The), Inc. (c)................................     4.22%       05/01/29         1,390,871
       675,000  JPMorgan Chase & Co. (c)............................................     4.02%       12/05/24           725,908
       200,000  JPMorgan Chase & Co. (c)............................................     4.01%       04/23/29           222,345
     1,460,000  JPMorgan Chase & Co. (c)............................................     4.20%       07/23/29         1,648,095
       250,000  Morgan Stanley, 3 Mo. LIBOR + 0.93% (b).............................     3.21%       07/22/22           251,789
     1,710,000  Morgan Stanley, Global Medium-Term Note.............................     3.70%       10/23/24         1,827,550
       125,000  Wells Fargo & Co....................................................     3.07%       01/24/23           127,889
       500,000  Wells Fargo & Co., Global Medium-Term Note..........................     2.60%       07/22/20           502,504


Page 34                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    1,345,000  Wells Fargo & Co., Medium-Term Note.................................     2.63%       07/22/22    $    1,368,173
       510,000  Wells Fargo & Co., Medium-Term Note (c).............................     3.58%       05/22/28           547,206
       250,000  Wells Fargo & Co., Medium-Term Note.................................     4.15%       01/24/29           280,366
       250,000  Wells Fargo Bank N.A., Bank Note, SOFR + 0.48% (b)..................     2.65%       03/25/20           250,348
                                                                                                                 --------------
                                                                                                                     15,622,644
                                                                                                                 --------------
                BEVERAGES -- 0.7%
       515,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.60%       04/15/48           599,424
       390,000  Constellation Brands, Inc...........................................     4.25%       05/01/23           418,055
       420,000  Molson Coors Brewing Co.............................................     2.25%       03/15/20           419,506
                                                                                                                 --------------
                                                                                                                      1,436,985
                                                                                                                 --------------
                BIOTECHNOLOGY -- 0.5%
       540,000  Amgen, Inc..........................................................     4.40%       05/01/45           615,289
       435,000  Celgene Corp........................................................     3.90%       02/20/28           483,542
                                                                                                                 --------------
                                                                                                                      1,098,831
                                                                                                                 --------------
                CHEMICALS -- 0.2%
       400,000  International Flavors & Fragrances, Inc.............................     4.45%       09/26/28           443,174
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.8%
       335,000  Global Payments, Inc................................................     3.20%       08/15/29           344,117
       600,000  RELX Capital, Inc...................................................     4.00%       03/18/29           662,062
        61,000  Service Corp. International.........................................     4.63%       12/15/27            63,821
       500,000  Total System Services, Inc..........................................     3.80%       04/01/21           510,599
                                                                                                                 --------------
                                                                                                                      1,580,599
                                                                                                                 --------------
                DIVERSIFIED FINANCIAL SERVICES -- 0.7%
        75,000  Air Lease Corp......................................................     4.75%       03/01/20            75,853
       570,000  Air Lease Corp......................................................     3.88%       07/03/23           597,441
        50,000  International Lease Finance Corp....................................     4.63%       04/15/21            51,636
       615,000  Raymond James Financial, Inc........................................     3.63%       09/15/26           648,954
                                                                                                                 --------------
                                                                                                                      1,373,884
                                                                                                                 --------------
                ELECTRIC -- 1.4%
        75,000  Alliant Energy Finance LLC (a)......................................     3.75%       06/15/23            78,787
       150,000  Duke Energy Progress LLC............................................     3.70%       09/01/28           166,743
       100,000  Duquesne Light Holdings, Inc. (a)...................................     6.40%       09/15/20           103,769
        75,000  Florida Power & Light Co............................................     3.95%       03/01/48            88,707
       100,000  Kansas City Power & Light Co........................................     4.20%       06/15/47           121,039
       100,000  Metropolitan Edison Co. (a).........................................     3.50%       03/15/23           104,364
       500,000  NextEra Energy Capital Holdings, Inc................................     2.40%       09/01/21           502,845
       500,000  Pennsylvania Electric Co. (a).......................................     4.15%       04/15/25           534,378
       100,000  PNM Resources, Inc..................................................     3.25%       03/09/21           101,166
       100,000  Puget Sound Energy, Inc.............................................     4.22%       06/15/48           120,820
       450,000  Southwestern Electric Power Co., Series M...........................     4.10%       09/15/28           505,910
        75,000  Tucson Electric Power Co............................................     5.15%       11/15/21            78,578
       300,000  Vistra Operations Co. LLC (a).......................................     3.55%       07/15/24           303,625
       100,000  WEC Energy Group, Inc...............................................     3.38%       06/15/21           102,228
                                                                                                                 --------------
                                                                                                                      2,912,959
                                                                                                                 --------------
                ENTERTAINMENT -- 0.1%
        95,000  Churchill Downs, Inc. (a)...........................................     4.75%       01/15/28            98,325
        60,000  Twin River Worldwide Holdings, Inc. (a).............................     6.75%       06/01/27            63,375
                                                                                                                 --------------
                                                                                                                        161,700
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 35

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                ENVIRONMENTAL CONTROL -- 0.4%
$      200,000  Clean Harbors, Inc. (a).............................................     4.88%       07/15/27    $      212,000
        59,000  Covanta Holding Corp................................................     6.00%       01/01/27            61,655
        75,000  Republic Services, Inc..............................................     3.95%       05/15/28            84,148
       500,000  Waste Management, Inc...............................................     3.20%       06/15/26           532,729
                                                                                                                 --------------
                                                                                                                        890,532
                                                                                                                 --------------
                FOOD -- 2.0%
       250,000  Campbell Soup Co., 3 Mo. LIBOR + 0.63% (b)..........................     3.04%       03/15/21           249,844
       390,000  Campbell Soup Co....................................................     3.30%       03/15/21           395,595
       250,000  Conagra Brands, Inc., 3 Mo. LIBOR + 0.50% (b).......................     2.81%       10/09/20           250,116
       250,000  Conagra Brands, Inc.................................................     4.60%       11/01/25           276,142
       650,000  General Mills, Inc..................................................     4.00%       04/17/25           705,378
       105,000  General Mills, Inc..................................................     4.70%       04/17/48           124,461
        80,000  Kraft Heinz Foods Co................................................     3.00%       06/01/26            78,733
       505,000  Kraft Heinz Foods Co................................................     4.63%       01/30/29           545,296
        55,000  Kraft Heinz Foods Co................................................     5.00%       06/04/42            56,832
        65,000  Kraft Heinz Foods Co................................................     5.20%       07/15/45            68,664
       250,000  Kraft Heinz Foods Co................................................     4.38%       06/01/46           240,580
       249,000  Kroger (The) Co.....................................................     5.40%       01/15/49           297,550
        61,000  Pilgrim's Pride Corp. (a)...........................................     5.88%       09/30/27            65,956
         4,000  Post Holdings, Inc. (a).............................................     5.50%       12/15/29             4,244
       387,000  Smithfield Foods, Inc. (a)..........................................     5.20%       04/01/29           433,283
       300,000  Tyson Foods, Inc....................................................     4.00%       03/01/26           327,180
                                                                                                                 --------------
                                                                                                                      4,119,854
                                                                                                                 --------------
                FOREST PRODUCTS & PAPER -- 0.3%
       540,000  Georgia-Pacific LLC (a).............................................     5.40%       11/01/20           560,025
                                                                                                                 --------------
                GAS -- 0.4%
        70,000  NiSource, Inc.......................................................     3.65%       06/15/23            73,046
       500,000  Southern Co. Gas Capital Corp.......................................     5.88%       03/15/41           655,687
                                                                                                                 --------------
                                                                                                                        728,733
                                                                                                                 --------------
                HEALTHCARE-PRODUCTS -- 0.6%
       375,000  Becton Dickinson and Co., 3 Mo. LIBOR + 0.88% (b)...................     3.19%       12/29/20           375,115
       500,000  Boston Scientific Corp..............................................     3.45%       03/01/24           525,703
       150,000  Fresenius US Finance II, Inc. (a)...................................     4.25%       02/01/21           153,644
       208,000  Hologic, Inc. (a)...................................................     4.63%       02/01/28           216,060
                                                                                                                 --------------
                                                                                                                      1,270,522
                                                                                                                 --------------
                HEALTHCARE-SERVICES -- 2.6%
       615,000  Anthem, Inc.........................................................     3.35%       12/01/24           643,703
       635,000  Barnabas Health, Inc., Series 2012..................................     4.00%       07/01/28           707,661
       141,000  Centene Corp........................................................     5.63%       02/15/21           143,115
        21,000  CHS/Community Health Systems, Inc...................................     6.25%       03/31/23            20,398
        40,000  CHS/Community Health Systems, Inc. (a)..............................     8.00%       03/15/26            38,500
        75,000  Cigna Holding Co....................................................     3.05%       10/15/27            76,646
       525,000  Fresenius Medical Care US Finance II, Inc. (a)......................     4.13%       10/15/20           532,804
       200,000  HCA, Inc............................................................     5.00%       03/15/24           218,654
        90,000  HCA, Inc............................................................     5.25%       04/15/25           100,794
       290,000  HCA, Inc............................................................     4.13%       06/15/29           309,167
       400,000  HCA, Inc............................................................     5.25%       06/15/49           448,310
       115,000  Humana, Inc.........................................................     2.63%       10/01/19           115,011
       100,000  Humana, Inc.........................................................     3.15%       12/01/22           102,680


Page 36                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                HEALTHCARE-SERVICES (CONTINUED)
$      250,000  Humana, Inc.........................................................     3.13%       08/15/29    $      253,047
       180,000  Providence St. Joseph Health Obligated Group, Series H..............     2.75%       10/01/26           185,253
       340,000  Quest Diagnostics, Inc..............................................     4.20%       06/30/29           378,371
       225,000  Tenet Healthcare Corp...............................................     6.00%       10/01/20           233,888
       150,000  Tenet Healthcare Corp...............................................     4.63%       07/15/24           154,875
       500,000  UnitedHealth Group, Inc.............................................     3.75%       07/15/25           544,313
        99,000  WellCare Health Plans, Inc..........................................     5.25%       04/01/25           104,029
                                                                                                                 --------------
                                                                                                                      5,311,219
                                                                                                                 --------------
                HOUSEHOLD PRODUCTS/WARES -- 0.0%
        60,000  Spectrum Brands, Inc................................................     6.13%       12/15/24            62,550
                                                                                                                 --------------
                INSURANCE -- 0.7%
       205,000  Berkshire Hathaway Finance Corp.....................................     4.20%       08/15/48           246,595
       140,000  Farmers Insurance Exchange (a) (c)..................................     4.75%       11/01/57           149,138
       750,000  MassMutual Global Funding II (a)....................................     3.40%       03/08/26           801,255
       150,000  Pricoa Global Funding I (a).........................................     3.45%       09/01/23           157,500
       175,000  Teachers Insurance & Annuity Association of America (a) (c).........     4.38%       09/15/54           184,977
                                                                                                                 --------------
                                                                                                                      1,539,465
                                                                                                                 --------------
                LODGING -- 0.0%
        61,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...............     5.25%       05/15/27            63,288
                                                                                                                 --------------
                MEDIA -- 1.5%
       600,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.75%       04/01/48           699,744
       815,000  Comcast Corp........................................................     2.35%       01/15/27           819,463
       287,000  CSC Holdings LLC (a)................................................     6.50%       02/01/29           322,158
       500,000  Fox Corp. (a).......................................................     3.67%       01/25/22           518,462
       100,000  NBCUniversal Media LLC..............................................     2.88%       01/15/23           102,978
       150,000  Sirius XM Radio, Inc. (a)...........................................     3.88%       08/01/22           153,375
       390,000  Walt Disney (The) Co. (a)...........................................     4.00%       10/01/23           417,513
                                                                                                                 --------------
                                                                                                                      3,033,693
                                                                                                                 --------------
                MISCELLANEOUS MANUFACTURING -- 0.4%
       175,000  General Electric Co., Global Medium-Term Note.......................     2.20%       01/09/20           174,593
       100,000  General Electric Co., Global Medium-Term Note.......................     4.63%       01/07/21           102,287
       205,000  General Electric Co., Medium-Term Note..............................     5.88%       01/14/38           237,054
       300,000  Ingersoll-Rand Co...................................................     9.00%       08/15/21           331,983
                                                                                                                 --------------
                                                                                                                        845,917
                                                                                                                 --------------
                OIL & GAS -- 0.5%
        88,000  Antero Resources Corp...............................................     5.13%       12/01/22            81,400
       100,000  Antero Resources Corp...............................................     5.63%       06/01/23            92,750
       236,000  Antero Resources Corp...............................................     5.00%       03/01/25           205,320
        15,000  Centennial Resource Production LLC (a)..............................     5.38%       01/15/26            14,363
        29,000  CrownRock L.P. / CrownRock Finance, Inc. (a)........................     5.63%       10/15/25            28,819
       435,000  EQT Corp............................................................     3.90%       10/01/27           380,309
       125,000  Occidental Petroleum Corp...........................................     3.50%       08/15/29           127,404
       120,000  Range Resources Corp................................................     4.88%       05/15/25            99,000
        36,000  WPX Energy, Inc.....................................................     5.75%       06/01/26            37,485
                                                                                                                 --------------
                                                                                                                      1,066,850
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 37

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                OIL & GAS SERVICES -- 0.0%
$       70,000  USA Compression Partners L.P. / USA Compression Finance Corp........     6.88%       04/01/26    $       72,100
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.8%
       490,000  Amcor Finance USA, Inc. (a).........................................     4.50%       05/15/28           538,977
        58,000  Ball Corp...........................................................     4.00%       11/15/23            61,408
        41,000  Berry Global, Inc. (a)..............................................     4.88%       07/15/26            43,153
        58,000  Graphic Packaging International LLC.................................     4.88%       11/15/22            61,045
        75,000  Matthews International Corp. (a)....................................     5.25%       12/01/25            71,625
       329,497  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
                   Group Issuer Lu..................................................     5.75%       10/15/20           330,732
        60,000  Sealed Air Corp. (a)................................................     5.50%       09/15/25            65,250
       125,000  Silgan Holdings, Inc................................................     4.75%       03/15/25           128,919
       405,000  WRKCo, Inc..........................................................     4.65%       03/15/26           447,949
                                                                                                                 --------------
                                                                                                                      1,749,058
                                                                                                                 --------------
                PHARMACEUTICALS -- 2.3%
        85,000  AbbVie, Inc.........................................................     4.50%       05/14/35            92,799
       200,000  AbbVie, Inc.........................................................     4.88%       11/14/48           225,175
       100,000  Bayer US Finance II LLC (a).........................................     3.50%       06/25/21           102,144
       585,000  Bayer US Finance II LLC (a).........................................     4.38%       12/15/28           639,293
       100,000  Bayer US Finance II LLC (a).........................................     4.40%       07/15/44           103,740
       300,000  Bristol-Myers Squibb Co. (a)........................................     3.40%       07/26/29           325,013
     1,045,000  Cigna Corp..........................................................     4.38%       10/15/28         1,169,189
     1,165,000  CVS Health Corp.....................................................     5.05%       03/25/48         1,359,040
       182,000  Elanco Animal Health, Inc...........................................     4.27%       08/28/23           190,704
       450,000  Merck & Co., Inc....................................................     3.40%       03/07/29           495,732
                                                                                                                 --------------
                                                                                                                      4,702,829
                                                                                                                 --------------
                PIPELINES -- 1.9%
        70,000  Cheniere Energy Partners L.P........................................     5.25%       10/01/25            72,625
       145,000  Energy Transfer Operating L.P.......................................     6.00%       06/15/48           173,132
       300,000  Energy Transfer Operating L.P.......................................     6.25%       04/15/49           371,604
       145,000  EQM Midstream Partners L.P..........................................     5.50%       07/15/28           146,976
       370,000  Kinder Morgan, Inc..................................................     5.55%       06/01/45           444,501
        93,090  Pipeline Funding Co. LLC (a)........................................     7.50%       01/15/30           118,085
       145,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.65%       10/15/25           155,584
       436,000  Rockies Express Pipeline LLC (a)....................................     5.63%       04/15/20           446,792
       100,000  Rockies Express Pipeline LLC (a)....................................     6.88%       04/15/40           111,080
        70,909  Ruby Pipeline LLC (a)...............................................     6.00%       04/01/22            74,164
       100,000  Sabine Pass Liquefaction LLC........................................     5.63%       03/01/25           112,355
       400,000  Spectra Energy Partners L.P.........................................     4.60%       06/15/21           413,183
        50,000  Sunoco Logistics Partners Operations L.P............................     4.00%       10/01/27            52,541
       440,000  Sunoco Logistics Partners Operations L.P............................     5.40%       10/01/47           491,355
        75,000  TC PipeLines L.P....................................................     3.90%       05/25/27            78,507
        54,000  TransMontaigne Partners L.P. / TLP Finance Corp.....................     6.13%       02/15/26            52,380
       510,000  Williams Cos., (The), Inc...........................................     3.75%       06/15/27           532,257
                                                                                                                 --------------
                                                                                                                      3,847,121
                                                                                                                 --------------
                REAL ESTATE INVESTMENT TRUSTS -- 6.9%
       450,000  Alexandria Real Estate Equities, Inc................................     3.80%       04/15/26           485,652
        75,000  Alexandria Real Estate Equities, Inc., Class E......................     3.45%       04/30/25            78,974
       150,000  American Campus Communities Operating Partnership L.P...............     3.35%       10/01/20           151,879
        75,000  American Campus Communities Operating Partnership L.P...............     3.75%       04/15/23            78,652


Page 38                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$      500,000  American Campus Communities Operating Partnership L.P...............     4.13%       07/01/24    $      539,179
       300,000  Boston Properties L.P...............................................     4.13%       05/15/21           309,272
       250,000  Boston Properties L.P...............................................     2.75%       10/01/26           254,187
       200,000  Boston Properties L.P...............................................     4.50%       12/01/28           231,179
       550,000  Camden Property Trust...............................................     2.95%       12/15/22           564,315
       500,000  CubeSmart L.P.......................................................     4.38%       02/15/29           553,877
       500,000  Digital Realty Trust L.P............................................     3.63%       10/01/22           519,759
       250,000  Digital Realty Trust L.P............................................     3.95%       07/01/22           261,915
       325,000  Essex Portfolio L.P.................................................     3.63%       08/15/22           337,608
       200,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       11/01/23           217,462
       250,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       04/15/26           275,040
       185,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.30%       01/15/29           206,419
       115,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.00%       01/15/30           116,508
       147,000  HCP, Inc............................................................     4.00%       12/01/22           155,286
        47,000  HCP, Inc............................................................     4.25%       11/15/23            50,527
        75,000  HCP, Inc............................................................     4.00%       06/01/25            80,371
       575,000  Healthcare Realty Trust, Inc........................................     3.75%       04/15/23           597,316
       575,000  Healthcare Trust of America Holdings L.P............................     3.70%       04/15/23           596,771
        45,000  Host Hotels & Resorts L.P...........................................     6.00%       10/01/21            47,864
       175,000  Hudson Pacific Properties L.P.......................................     4.65%       04/01/29           196,806
       500,000  Hudson Pacific Properties L.P.......................................     3.95%       11/01/27           534,481
       400,000  Kilroy Realty L.P...................................................     3.45%       12/15/24           419,615
       400,000  Kilroy Realty L.P...................................................     4.38%       10/01/25           435,125
       500,000  Kimco Realty Corp...................................................     3.40%       11/01/22           518,035
       325,000  Liberty Property L.P................................................     4.13%       06/15/22           340,586
       117,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     5.63%       05/01/24           128,261
       200,000  National Retail Properties, Inc.....................................     3.80%       10/15/22           208,504
       250,000  National Retail Properties, Inc.....................................     3.90%       06/15/24           265,303
       110,000  Realty Income Corp..................................................     3.25%       10/15/22           114,084
       400,000  Reckson Operating Partnership L.P...................................     7.75%       03/15/20           410,821
        40,000  SBA Communications Corp.............................................     4.88%       09/01/24            41,550
       225,000  SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (b)........     3.15%       08/16/21           225,019
       325,000  SL Green Operating Partnership L.P..................................     3.25%       10/15/22           332,271
       300,000  UDR, Inc............................................................     3.70%       10/01/20           304,011
       225,000  UDR, Inc., Medium-Term Note, Series 1...............................     4.63%       01/10/22           236,114
       300,000  Ventas Realty L.P...................................................     3.75%       05/01/24           318,455
       250,000  Ventas Realty L.P...................................................     2.65%       01/15/25           253,268
        75,000  Ventas Realty L.P...................................................     4.00%       03/01/28            81,531
       250,000  VEREIT Operating Partnership L.P....................................     4.63%       11/01/25           275,379
     1,000,000  WEA Finance LLC (a).................................................     3.15%       04/05/22         1,024,333
       400,000  Welltower, Inc......................................................     4.95%       01/15/21           412,640
       325,000  Welltower, Inc......................................................     5.25%       01/15/22           347,834
       250,000  Welltower, Inc......................................................     3.75%       03/15/23           263,281
                                                                                                                 --------------
                                                                                                                     14,397,319
                                                                                                                 --------------
                RETAIL -- 0.7%
       100,000  Family Dollar Stores, Inc...........................................     5.00%       02/01/21           103,681
        75,000  Home Depot (The), Inc...............................................     3.90%       12/06/28            85,549
       446,000  Rite Aid Corp. (a)..................................................     6.13%       04/01/23           361,818
        75,000  Starbucks Corp......................................................     3.80%       08/15/25            81,387
       100,000  Walgreen Co.........................................................     3.10%       09/15/22           102,711


                        See Notes to Financial Statements                Page 39

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                RETAIL (CONTINUED)
$      300,000  Walgreens Boots Alliance, Inc.......................................     3.30%       11/18/21    $      307,201
       435,000  Walgreens Boots Alliance, Inc.......................................     4.80%       11/18/44           462,011
                                                                                                                 --------------
                                                                                                                      1,504,358
                                                                                                                 --------------
                SEMICONDUCTORS -- 0.3%
       565,000  Broadcom Corp. / Broadcom Cayman Finance Ltd........................     2.38%       01/15/20           564,800
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 2.2%
       594,000  AT&T, Inc...........................................................     4.85%       03/01/39           684,122
       655,000  AT&T, Inc...........................................................     4.75%       05/15/46           732,714
       289,000  Level 3 Financing, Inc..............................................     5.38%       01/15/24           294,780
        54,000  Qwest Corp..........................................................     6.75%       12/01/21            58,274
       125,000  Qwest Corp..........................................................     7.25%       09/15/25           141,243
       275,000  SES GLOBAL Americas Holdings GP (a).................................     5.30%       03/25/44           284,631
       168,000  Sprint Communications, Inc. (a).....................................     7.00%       03/01/20           171,780
        37,000  Sprint Corp.........................................................     7.63%       03/01/26            41,671
     1,005,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (a).........................................     4.74%       03/20/25         1,067,813
        90,000  T-Mobile USA, Inc...................................................     6.00%       03/01/23            91,800
       130,000  T-Mobile USA, Inc...................................................     6.50%       01/15/24           135,814
        74,000  T-Mobile USA, Inc...................................................     4.75%       02/01/28            78,161
        50,000  Verizon Communications, Inc.........................................     4.33%       09/21/28            57,436
       590,000  Verizon Communications, Inc. (a)....................................     4.02%       12/03/29           666,748
                                                                                                                 --------------
                                                                                                                      4,506,987
                                                                                                                 --------------
                WATER -- 0.1%
       250,000  American Water Capital Corp.........................................     3.45%       06/01/29           269,916
                                                                                                                 --------------
                TOTAL CORPORATE BONDS..........................................................................      83,133,466
                (Cost $77,572,650)                                                                               --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 25.1%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%
                Federal Home Loan Mortgage Corporation
       282,941     Series 2018-4824, Class ZC.......................................     4.00%       09/15/48           284,210
                Federal National Mortgage Association
       599,867     Series 2012-128, Class UA........................................     2.50%       06/25/42           594,721
     3,138,118     Series 2013-18, Class MI, IO.....................................     3.00%       02/25/33           223,520
                Government National Mortgage Association
     1,868,572     Series 2003-110, Class S, IO, 1 Mo. LIBOR (x) -1 + 6.60% (d).....     4.43%       10/20/33           239,137
     2,724,084     Series 2018-63, Class IO, IO.....................................     4.00%       09/20/47           395,821
        75,735     Series 2018-91, Class YF, 1 Mo. LIBOR + 1.00% (b)................     3.23%       07/20/48            75,609
                                                                                                                 --------------
                                                                                                                      1,813,018
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 12.0%
                Federal National Mortgage Association
        51,852     Series 2010-M4, Class A3.........................................     3.82%       06/25/20            52,282
       946,247     Series 2011-M5, Class X, IO (e)..................................     1.21%       07/25/21            14,204
    10,963,174     Series 2012-M4, Class X1, IO (e) (f).............................     0.64%       04/25/22           124,252
     2,817,559     Series 2014-M6, Class X2, IO (e).................................     0.33%       05/25/21             8,770
    32,111,979     Series 2015-M4, Class X2, IO (e).................................     0.48%       07/25/22           257,461
       570,880     Series 2016-M11, Class AL........................................     2.94%       07/25/39           599,790
       596,829     Series 2016-M11, Class X2, IO (e)................................     2.71%       07/25/39            21,826
       834,737     Series 2016-M2, Class AL.........................................     3.47%       04/25/36           926,255


Page 40                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      348,514     Series 2016-M2, Class X3, IO (e).................................     2.04%       04/25/36    $       11,768
     3,165,238     Series 2016-M4, Class X2, IO (e).................................     2.67%       01/25/39           267,761
     1,217,936     Series 2017-M14, Class A1 (f)....................................     2.97%       11/25/27         1,269,218
     1,366,164     Series 2017-M15, Class A1 (f)....................................     3.06%       09/25/27         1,438,150
                Freddie Mac Multifamily Structured Pass Through Certificates
       714,192     Series 2010-K005, Class AX, IO (e) (g)...........................     1.63%       11/25/19               184
       383,001     Series 2010-K006, Class A2.......................................     4.25%       01/25/20           383,745
    21,684,211     Series 2010-K006, Class AX1, IO (e)..............................     1.06%       01/25/20            26,424
       711,480     Series 2010-K007, Class X1, IO (e)...............................     1.20%       04/25/20             2,205
     2,000,000     Series 2011-K010, Class X3, IO (e)...............................     4.78%       11/25/44           102,183
     3,000,000     Series 2011-K011, Class X3, IO (e)...............................     2.66%       12/25/43            95,938
     5,413,749     Series 2011-K012, Class X3, IO (e)...............................     2.33%       01/25/41           159,461
       550,000     Series 2011-KAIV, Class X2, IO (e)...............................     3.61%       06/25/41            32,888
     8,139,000     Series 2012-K021, Class X3, IO (e)...............................     2.03%       07/25/40           428,975
     2,500,000     Series 2012-K022, Class X3, IO (e)...............................     1.87%       08/25/40           126,594
     1,564,943     Series 2012-K711, Class X3, IO (e)...............................     3.56%       08/25/40               137
     3,100,000     Series 2013-K025, Class X3, IO (e)...............................     1.81%       11/25/40           164,287
    25,629,550     Series 2013-K031, Class X1, IO (e)...............................     0.33%       04/25/23           189,305
    18,247,006     Series 2013-K035, Class X1, IO (e)...............................     0.52%       08/25/23           245,150
     4,000,000     Series 2013-K035, Class X3, IO (e)...............................     1.85%       12/25/41           267,094
       547,711     Series 2013-K713, Class A2.......................................     2.31%       03/25/20           547,068
     2,500,000     Series 2014-K037, Class X3, IO (e)...............................     2.28%       01/25/42           216,257
    37,598,715     Series 2014-K714, Class X3, IO (e)...............................     1.85%       01/25/42           793,938
    11,000,000     Series 2014-K715, Class X3, IO (e)...............................     2.08%       02/25/41           338,523
    30,235,000     Series 2014-K716, Class X3, IO (e)...............................     1.85%       08/25/42           961,587
     9,699,176     Series 2015-K042, Class X1, IO (e)...............................     1.18%       12/25/24           462,193
    14,603,087     Series 2015-K044, Class X1, IO (e)...............................     0.87%       01/25/25           481,988
     8,785,311     Series 2015-K045, Class X1, IO (e)...............................     0.57%       01/25/25           185,381
     1,483,396     Series 2015-K719, Class X1, IO (e) (g)...........................     0.56%       06/25/22             4,473
     1,415,273     Series 2015-K720, Class X1, IO (e)...............................     0.64%       08/25/22            17,257
        99,832     Series 2015-KP02, Class A2 (b)...................................     2.36%       04/25/21            99,651
     2,450,000     Series 2016-K056, Class XAM, IO (e)..............................     1.29%       05/25/26           178,291
     7,922,999     Series 2016-K057, Class X1, IO (e)...............................     1.32%       07/25/26           535,989
       715,195     Series 2016-K504, Class A2 (b)...................................     2.57%       09/25/20           715,003
       219,091     Series 2016-KF15, Class A, 1 Mo. LIBOR + 0.67% (b)...............     2.89%       02/25/23           219,127
       469,229     Series 2016-KJ03, Class A1.......................................     1.67%       01/25/21           466,935
       193,782     Series 2016-KJ05, Class A1.......................................     1.42%       05/25/21           193,004
     5,000,000     Series 2016-KS07, Class X, IO (e)................................     0.78%       09/25/25           179,833
     7,044,672     Series 2016-KW01, Class X1, IO (e)...............................     1.11%       01/25/26           354,037
     2,230,000     Series 2017-K728, Class X3, IO (e)...............................     2.02%       11/25/45           195,014
       499,963     Series 2017-KJ13, Class A1.......................................     2.06%       09/25/21           498,754
       411,654     Series 2017-Q004, Class A2H (b)..................................     3.06%       01/25/46           414,000
       739,017     Series 2017-Q006, Class APT1 (b).................................     2.62%       07/25/26           769,329
     6,000,000     Series 2018-K078, Class XAM, IO (e)..............................     0.15%       06/25/28            32,070
       120,286     Series 2018-K155, Class A1.......................................     3.75%       11/25/29           134,284
       125,000     Series 2018-K155, Class A3.......................................     3.75%       04/25/33           145,683
     1,340,246     Series 2018-KJ21, Class A1.......................................     3.11%       06/25/25         1,413,284
       446,810     Series 2018-Q007, Class APT1 (f).................................     2.99%       10/25/47           456,488
       276,286     Series 2018-Q007, Class APT2 (f).................................     3.33%       10/25/47           289,056


                        See Notes to Financial Statements                Page 41

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Freddie Mac Multifamily Structured Pass Through Certificates
                   (Continued)
$      125,000     Series 2018-W5FX, Class AFX (e)..................................     3.34%       04/25/28    $      135,783
     2,330,000     Series 2019-K093, Class XAM, IO (e)..............................     1.33%       05/25/29           241,901
     4,698,662     Series 2019-K734, Class X1, IO (e)...............................     0.79%       02/25/26           173,529
     1,365,000     Series 2019-KC04, Class X1, IO (e)...............................     1.41%       12/25/26            92,792
     1,196,425     Series 2019-KJ24, Class A1.......................................     2.28%       05/25/26         1,222,202
     1,800,000     Series 2019-KS11, Class XFX, IO (e)..............................     1.76%       06/25/29           226,478
     1,012,405     Series 2019-Q010, Class APT1 (e).................................     2.93%       04/25/46         1,023,979
       514,606     Series 2019-Q010, Class APT2 (e).................................     2.95%       12/25/47           524,550
                FREMF Mortgage Trust
    13,073,748     Series 2013-K713, Class X2A, IO (h)..............................     0.10%       04/25/46             3,051
                FRESB Mortgage Trust
       523,725     Series 2016-SB18, Class A5F (e)..................................     1.81%       06/25/21           522,044
       105,864     Series 2016-SB20, Class A5F (e)..................................     1.74%       07/25/21           105,579
       409,671     Series 2016-SB20, Class A7F (e)..................................     2.01%       07/25/23           412,005
     1,263,345     Series 2016-SB23, Class A5H (c)..................................     1.98%       09/25/36         1,261,378
        71,236     Series 2016-SB24, Class A5H (c)..................................     2.00%       10/25/36            71,232
                Government National Mortgage Association
       388,297     Series 2009-80, Class C (f)......................................     5.04%       04/16/50           400,191
        52,590     Series 2013-72, Class A..........................................     2.04%       10/16/46            51,565
       800,363     Series 2013-125, Class IO, IO (f)................................     0.68%       10/16/54            24,360
                                                                                                                 --------------
                                                                                                                     25,007,423
                                                                                                                 --------------
                PASS-THROUGH SECURITIES -- 12.2%
                Federal Home Loan Mortgage Corporation
       445,329     Pool WA3208......................................................     3.98%       04/01/34           515,029
       297,468     Pool WA3303......................................................     3.83%       05/01/35           337,249
                Federal National Mortgage Association
     1,089,971     Pool 464321......................................................     4.36%       01/01/20         1,088,304
        89,935     Pool 466551......................................................     3.75%       07/01/21            92,342
       125,000     Pool 466893......................................................     4.05%       01/01/21           127,327
     1,105,000     Pool 468764......................................................     4.16%       07/01/21         1,146,846
        32,545     Pool AD0849......................................................     4.25%       02/01/20            32,692
       600,000     Pool AM0983......................................................     1.74%       11/01/19           599,071
        22,140     Pool AM1691......................................................     3.46%       01/01/43            24,400
       495,753     Pool AM2974......................................................     4.10%       04/01/43           547,785
     1,063,083     Pool AM4865......................................................     4.24%       12/01/29         1,235,251
       214,368     Pool AM5573......................................................     3.97%       05/01/29           248,958
       295,000     Pool AM9440......................................................     3.05%       07/01/27           317,389
       754,018     Pool AM9897......................................................     3.50%       09/01/35           851,437
        53,626     Pool AN0026......................................................     3.48%       11/01/35            60,614
        44,657     Pool AN0976......................................................     3.26%       02/01/28            48,708
       690,000     Pool AN0987......................................................     3.55%       02/01/36           775,165
       220,000     Pool AN2799......................................................     2.21%       09/01/26           225,298
       121,226     Pool AN6926......................................................     3.00%       11/01/32           131,804
       678,614     Pool AN7345......................................................     3.21%       11/01/37           738,111
       600,000     Pool AN8546......................................................     3.32%       03/01/25           623,756
       418,443     Pool AN9114......................................................     3.58%       05/01/29           466,256
       625,000     Pool AN9164......................................................     3.55%       05/01/30           705,618
       100,000     Pool AN9297......................................................     3.69%       05/01/30           113,627
       180,000     Pool AN9413......................................................     3.79%       07/01/28           202,556


Page 42                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$    1,025,000     Pool AN9447......................................................     3.78%       07/01/33    $    1,189,403
       900,000     Pool AN9502......................................................     3.96%       06/01/33         1,050,532
       500,000     Pool AN9540......................................................     3.75%       06/01/33           578,865
       860,000     Pool AN9706......................................................     3.76%       07/01/33           995,175
       617,051     Pool AN9756......................................................     3.94%       07/01/33           709,988
       350,000     Pool BL0242......................................................     3.82%       11/01/30           403,989
       130,000     Pool BL0530......................................................     4.03%       11/01/33           155,435
       100,000     Pool BL0640......................................................     4.10%       11/01/33           118,373
     1,151,109     Pool BL0661......................................................     3.99%       11/01/33         1,330,685
       450,000     Pool BL1052......................................................     3.95%       12/01/28           515,522
       495,000     Pool BL1132......................................................     3.73%       01/01/29           560,508
     1,430,000     Pool BL1137......................................................     3.73%       01/01/29         1,619,244
       426,679     Pool BL1154......................................................     3.86%       02/01/29           484,738
       140,000     Pool BL1163......................................................     4.17%       01/01/34           167,108
       670,000     Pool BL1414......................................................     3.96%       01/01/34           783,243
       496,350     Pool BL1416......................................................     3.86%       01/01/29           561,279
       200,000     Pool BL1452......................................................     3.90%       01/01/34           231,668
       326,000     Pool BL1882......................................................     3.60%       03/01/34           376,140
       996,885     Pool BL2359......................................................     3.54%       05/01/34         1,129,900
                Government National Mortgage Association
     1,000,000     Pool TBA (i).....................................................     4.50%       07/20/48         1,045,391
                                                                                                                 --------------
                                                                                                                     25,262,779
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................        52,083,220
                (Cost $50,081,141)                                                                               --------------

MORTGAGE-BACKED SECURITIES -- 10.8%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.7%
                Adjustable Rate Mortgage Trust
     153,909       Series 2005-8, Class 3A21 (e)....................................     4.14%       11/25/35           139,808
                Alternative Loan Trust
     372,599       Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (b)................     2.65%       06/25/35           367,222
     118,847       Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (b)...     3.96%       01/25/36           121,259
     409,715       Series 2006-33CB, Class 2A1......................................     6.00%       11/25/36           348,689
     374,925       Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.20% (b)..............     2.35%       06/25/37           368,769
                American Home Mortgage Assets Trust
   1,008,957       Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b).....     3.18%       02/25/47           631,563
                American Home Mortgage Investment Trust
     956,545       Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (b)................     2.73%       11/25/45           949,471
                Banc of America Funding Trust
     140,677       Series 2005-B, Class 3A3, 1 Mo. LIBOR + 0.60% (b)................     2.77%       04/20/35           140,949
                BCAP LLC Trust
     477,201       Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.21% (b).............     2.36%       04/25/37           468,826
                Bear Stearns Mortgage Funding Trust
     668,318       Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (b)..............     2.33%       10/25/36           641,623
     386,458       Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)..............     2.31%       01/25/37           378,153
     311,043       Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (b)..............     2.29%       03/25/37           300,851
                CIM Trust
     336,304       Series 2017-7, Class A (a).......................................     3.00%       04/25/57           338,935
     271,416       Series 2017-8, Class A1 (a)......................................     3.00%       12/25/65           272,882


                        See Notes to Financial Statements                Page 43

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                CIM Trust (Continued)
$      337,977     Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (a) (b)............     3.31%       09/25/58    $      336,144
                COLT Mortgage Loan Trust
       147,609     Series 2017-2, Class A1A (a).....................................     2.42%       10/25/47           147,373
                Credit Suisse Mortgage Trust
       457,861     Series 2010-7R, Class 1A12 (a)...................................     4.00%       01/26/37           465,395
       110,588     Series 2014-2R, Class 28A1 (a) (e)...............................     3.00%       06/27/37           111,629
                DSLA Mortgage Loan Trust
        99,986     Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.36% (b).............     2.54%       01/19/45            98,180
                First Horizon Alternative Mortgage Securities Trust
        74,288     Series 2004-AA4, Class A1 (e)....................................     4.31%       10/25/34            74,221
                GreenPoint Mortgage Funding Trust
       109,537     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)..............     2.73%       02/25/36           106,719
       624,545     Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (b).............     2.35%       03/25/47           611,411
                GreenPoint MTA Trust
       606,883     Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.24% (b)..............     2.39%       08/25/45           585,032
                HarborView Mortgage Loan Trust
       272,352     Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.34% (b)...............     2.51%       06/20/35           271,885
       108,941     Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.45% (b)...............     2.62%       06/20/35           110,215
       848,602     Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)................     3.15%       10/25/37           813,599
                HomeBanc Mortgage Trust
       443,489     Series 2005-4, Class A1, 1 Mo. LIBOR + 0.27% (b).................     2.42%       10/25/35           448,248
                Impac CMB Trust
       109,803     Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (b)................     2.67%       04/25/35           108,905
                IndyMac INDX Mortgage Loan Trust
       567,364     Series 2005-16IP, Class A1, 1 Mo. LIBOR + 0.64% (b)..............     2.79%       07/25/45           535,091
       830,894     Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.21% (b)..............     2.36%       05/25/46           817,088
       363,398     Series 2006-AR21, Class A1, 1 Mo. LIBOR + 0.12% (b)..............     2.27%       08/25/36           334,810
       201,175     Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (b).............     2.34%       04/25/37           189,781
                JP Morgan Alternative Loan Trust
       123,539     Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.34% (b)................     2.49%       04/25/47           118,112
                Lehman XS Trust
       520,799     Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (b)..............     2.45%       11/25/35           519,106
                MASTR Adjustable Rate Mortgages Trust
       701,357     Series 2007-2, Class A1, 1 Mo. LIBOR + 0.15% (b).................     2.30%       03/25/47           676,629
                Merrill Lynch Mortgage Investors Trust
       258,919     Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (b)..................     2.77%       08/25/28           256,865
       493,535     Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (b)................     3.40%       11/25/29           498,245
                Morgan Stanley Resecuritization Trust
       104,063     Series 2014-R8, Class 3B1, 12 Mo. Treasury Average +
                      0.75% (a) (b).................................................     2.88%       06/26/47           103,423
                Opteum Mortgage Acceptance Corp Trust
       812,129     Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.30% (b)...............     2.45%       04/25/36           788,647
                Structured Adjustable Rate Mortgage Loan Trust
        81,978     Series 2005-12, Class 3A1 (e)....................................     4.47%       06/25/35            81,169
       738,219     Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.16% (b)...............     2.31%       12/25/36           717,528
       992,938     Series 2007-4, Class 1A2, 1 Mo. LIBOR + 0.22% (b)................     2.37%       05/25/37           957,962
                Structured Asset Mortgage Investments Trust
       233,480     Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (b)...............     2.86%       11/19/33           232,589


Page 44                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Structured Asset Mortgage Investments II Trust
$      502,970     Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (b)..............     2.61%       05/25/45    $      502,064
       654,668     Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (b)..............     2.38%       02/25/36           601,730
       632,326     Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.22% (b).............     2.37%       05/25/36           602,698
       676,370     Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.19% (b)..............     2.34%       06/25/36           659,283
        98,636     Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.21% (b)..............     2.36%       05/25/36            93,682
       806,503     Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.20% (b)..............     2.35%       10/25/36           759,686
       346,496     Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (b)..............     2.33%       01/25/37           334,567
                WaMu Mortgage Pass-Through Certificates Trust
       253,086     Series 2004-AR12, Class A2A, 1 Mo. LIBOR + 0.78% (b).............     2.93%       10/25/44           252,588
        73,609     Series 2005-AR8, Class 2A1A, 1 Mo. LIBOR + 0.58% (b).............     2.73%       07/25/45            73,228
        92,604     Series 2005-AR11, Class A1A, 1 Mo. LIBOR + 0.32% (b).............     2.47%       08/25/45            92,485
       250,467     Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (b)............     2.41%       11/25/45           253,242
       549,190     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)..     3.48%       02/25/46           560,638
        87,268     Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (b)..     3.44%       09/25/46            80,806
                Wells Fargo Mortgage Backed Securities Trust
       315,754     Series 2004-BB, Class A1 (e).....................................     4.95%       01/25/35           322,627
       506,329     Series 2007-AR5, Class A1 (e)....................................     4.77%       10/25/37           482,791
                                                                                                                 --------------
                                                                                                                     22,257,116
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 0.1%
                COMM Mortgage Trust
     1,715,481     Series 2012-CR4, Class XA, IO (e)................................     1.91%       10/15/45            70,384
                DBUBS Mortgage Trust
     1,667,336     Series 2011-LC3A, Class XA, IO (a) (e)...........................     0.37%       08/10/44             6,577
                GS Mortgage Securities Trust
     1,427,226     Series 2010-C1, Class X, IO (a) (e)..............................     1.47%       08/10/43            11,764
       292,923     Series 2013-GC12, Class XA, IO (e)...............................     1.56%       06/10/46            12,739
                JP Morgan Chase Commercial Mortgage Securities Trust
        28,674     Series 2010-C1, Class A2 (a).....................................     4.61%       06/15/43            28,751
       534,757     Series 2012-CBX, Class XA, IO (e)................................     1.66%       06/15/45            14,374
                JPMBB Commercial Mortgage Securities Trust
     1,390,408     Series 2013-C14, Class XA, IO (e)................................     0.73%       08/15/46            27,444
       587,893     Series 2013-C15, Class XA, IO (e)................................     1.25%       11/15/45            21,936
                Morgan Stanley Bank of America Merrill Lynch Trust
     1,343,049     Series 2013-C12, Class XA, IO (e)................................     0.77%       10/15/46            28,126
                Morgan Stanley Capital I Trust
     2,828,325     Series 2011-C2, Class XB, IO (a) (e).............................     0.39%       06/15/44            15,794
                UBS-Barclays Commercial Mortgage Trust
       519,278     Series 2012-C2, Class XA, IO (a) (e).............................     1.47%       05/10/63            16,354
                                                                                                                 --------------
                                                                                                                        254,243
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................      22,511,359
                (Cost $22,127,262)                                                                               --------------


                        See Notes to Financial Statements                Page 45

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS -- 8.1%

                ADVERTISING -- 0.0%
        29,000  Clear Channel International B.V. (USD) (a)..........................     8.75%       12/15/20    $       29,634
                                                                                                                 --------------
                BANKS -- 1.0%
       200,000  Global Bank Corp. (USD) (a).........................................     4.50%       10/20/21           206,300
       125,000  Lloyds Bank PLC (USD)...............................................     3.30%       05/07/21           127,125
       540,000  Lloyds Banking Group PLC (USD) (c)..................................     2.91%       11/07/23           541,983
       200,000  Lloyds Banking Group PLC (USD)......................................     3.90%       03/12/24           209,632
       250,000  Santander UK Group Holdings PLC (USD) (c)...........................     4.80%       11/15/24           267,738
       650,000  Santander UK PLC (USD)..............................................     3.40%       06/01/21           663,643
                                                                                                                 --------------
                                                                                                                      2,016,421
                                                                                                                 --------------
                BEVERAGES -- 0.4%
       390,000  Bacardi Ltd. (USD) (a)..............................................     4.70%       05/15/28           433,638
       200,000  Bacardi Ltd. (USD) (a)..............................................     5.30%       05/15/48           230,609
       125,000  Pernod Ricard S.A. (USD) (a)........................................     4.45%       01/15/22           131,956
                                                                                                                 --------------
                                                                                                                        796,203
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.5%
       200,000  DP World Crescent Ltd. (USD) (a)....................................     4.85%       09/26/28           222,071
       250,000  IHS Markit Ltd. (USD) (a)...........................................     4.75%       02/15/25           273,100
       465,000  IHS Markit Ltd. (USD)...............................................     4.75%       08/01/28           526,845
                                                                                                                 --------------
                                                                                                                      1,022,016
                                                                                                                 --------------
                DIVERSIFIED FINANCIAL SERVICES -- 1.9%
       600,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     4.50%       05/15/21           619,116
        54,000  Avolon Holdings Funding Ltd. (USD) (a)..............................     5.13%       10/01/23            57,467
     1,065,000  GE Capital International Funding Co. Unlimited Co. (USD)............     2.34%       11/15/20         1,058,054
     1,755,000  GE Capital International Funding Co. Unlimited Co. (USD)............     4.42%       11/15/35         1,787,412
       250,000  Park Aerospace Holdings Ltd. (USD) (a)..............................     3.63%       03/15/21           252,450
       185,000  Park Aerospace Holdings Ltd. (USD) (a)..............................     5.50%       02/15/24           200,290
                                                                                                                 --------------
                                                                                                                      3,974,789
                                                                                                                 --------------
                ENVIRONMENTAL CONTROL -- 0.0%
        61,000  GFL Environmental, Inc. (USD) (a)...................................     5.38%       03/01/23            61,610
                                                                                                                 --------------
                FOOD -- 0.2%
       340,000  Mondelez International Holdings Netherlands B.V. (USD) (a)..........     2.00%       10/28/21           339,121
                                                                                                                 --------------
                INTERNET -- 0.2%
       300,000  Tencent Holdings Ltd. (USD) (a).....................................     3.98%       04/11/29           326,020
                                                                                                                 --------------
                MACHINERY-DIVERSIFIED -- 0.0%
       110,000  Titan Acquisition Ltd. / Titan Co.-Borrower LLC (USD) (a)...........     7.75%       04/15/26            99,825
                                                                                                                 --------------
                MEDIA -- 0.1%
       200,000  Virgin Media Secured Finance PLC (USD) (a)..........................     5.50%       08/15/26           209,750
                                                                                                                 --------------
                MINING -- 0.3%
       250,000  Corp. Nacional del Cobre de Chile, Series REGS (USD)................     3.63%       08/01/27           268,078
       300,000  Indonesia Asahan Aluminium Persero PT (USD) (a).....................     6.53%       11/15/28           372,804
                                                                                                                 --------------
                                                                                                                        640,882
                                                                                                                 --------------
                MISCELLANEOUS MANUFACTURING -- 0.0%
        40,000  Ingersoll-Rand Luxembourg Finance S.A. (USD)........................     3.55%       11/01/24            42,183
                                                                                                                 --------------


Page 46                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                OIL & GAS -- 1.1%
       440,000  KazMunayGas National Co. JSC, Series REGS (USD).....................     5.38%       04/24/30    $      511,282
       100,000  Petrobras Global Finance B.V. (USD).................................     5.75%       02/01/29           108,550
       200,000  Petroleos del Peru S.A., Series REGS (USD)..........................     4.75%       06/19/32           226,000
       200,000  Petroleos Mexicanos (USD)...........................................     5.38%       03/13/22           205,500
        65,000  Petroleos Mexicanos (USD)...........................................     6.50%       03/13/27            66,885
       275,000  Petroleos Mexicanos (USD)...........................................     6.50%       01/23/29           280,195
       305,000  Petroleos Mexicanos (USD)...........................................     6.63%       06/15/35           298,138
       325,000  Petroleos Mexicanos (USD)...........................................     6.75%       09/21/47           310,374
       119,260  Transocean Pontus Ltd. (USD) (a)....................................     6.13%       08/01/25           121,514
       100,000  Transocean Poseidon Ltd. (USD) (a)..................................     6.88%       02/01/27           104,625
                                                                                                                 --------------
                                                                                                                      2,233,063
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.0%
        18,000  OI European Group B.V. (USD) (a)....................................     4.00%       03/15/23            18,180
                                                                                                                 --------------
                PHARMACEUTICALS -- 0.4%
       390,000  Allergan Funding SCS (USD)..........................................     4.55%       03/15/35           420,093
         6,000  Bausch Health Cos., Inc. (USD) (a)..................................     5.75%       08/15/27             6,450
       200,000  Shire Acquisitions Investments Ireland DAC (USD)....................     1.90%       09/23/19           199,959
       225,000  Shire Acquisitions Investments Ireland DAC (USD)....................     2.40%       09/23/21           225,762
                                                                                                                 --------------
                                                                                                                        852,264
                                                                                                                 --------------
                PIPELINES -- 0.4%
       200,000  Peru LNG S.R.L., Series REGS (USD)..................................     5.38%       03/22/30           216,502
       200,000  Southern Gas Corridor CJSC, Series REGS (USD).......................     6.88%       03/24/26           236,281
       350,000  TransCanada Pipelines Ltd. (USD)....................................     5.10%       03/15/49           428,031
                                                                                                                 --------------
                                                                                                                        880,814
                                                                                                                 --------------
                RETAIL -- 0.4%
       510,000  Alimentation Couche-Tard, Inc. (USD) (a)............................     3.55%       07/26/27           538,511
       206,000  eG Global Finance PLC (USD) (a).....................................     6.75%       02/07/25           199,563
                                                                                                                 --------------
                                                                                                                        738,074
                                                                                                                 --------------
                SAVINGS & LOANS -- 0.3%
       230,000  Nationwide Building Society (USD) (a) (c)...........................     3.62%       04/26/23           235,127
       135,000  Nationwide Building Society (USD) (a) (c)...........................     3.77%       03/08/24           138,729
       325,000  Nationwide Building Society (USD) (a) (c)...........................     4.36%       08/01/24           341,782
                                                                                                                 --------------
                                                                                                                        715,638
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 0.9%
       200,000  C&W Senior Financing DAC (USD) (a)..................................     6.88%       09/15/27           213,728
       450,000  Intelsat Jackson Holdings S.A. (USD)................................     5.50%       08/01/23           411,750
        18,000  Intelsat Jackson Holdings S.A. (USD) (a)............................     9.75%       07/15/25            18,563
       475,000  Koninklijke KPN N.V. (USD)..........................................     8.38%       10/01/30           651,908
       200,000  SES S.A. (USD) (a)..................................................     3.60%       04/04/23           204,013
       100,000  Vodafone Group PLC (USD)............................................     3.75%       01/16/24           105,719
       228,000  Vodafone Group PLC (USD)............................................     4.88%       06/19/49           264,346
                                                                                                                 --------------
                                                                                                                      1,870,027
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS..................................................................      16,866,514
                (Cost $15,691,324)                                                                               --------------


                        See Notes to Financial Statements                Page 47

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES -- 6.8%

                321 Henderson Receivables LLC
$      357,055     Series 2013-2A, Class A (a)......................................     4.21%       03/15/62    $      404,822
                ABFC Trust
       113,822     Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (a) (b)...........     2.45%       05/25/37           111,844
                ACE Securities Corp Home Equity Loan Trust
     1,117,417     Series 2006-HE3, Class A2C, 1 Mo. LIBOR + 0.15% (b)..............     2.30%       06/25/36           912,555
                Argent Securities, Inc.
       160,000     Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.44% (b)................     2.59%       11/25/35           158,852
                BCMSC Trust
     2,369,065     Series 2000-A, Class A5..........................................     8.32%       06/15/30           892,512
                Carrington Mortgage Loan Trust
        85,257     Series 2005-NC5, Class M1, 1 Mo. LIBOR + 0.48% (b)...............     2.63%       10/25/35            85,577
                Citigroup Mortgage Loan Trust
     1,342,000     Series 2006-HE3, Class A2B, 1 Mo. LIBOR + 0.10% (b)..............     2.25%       12/25/36         1,034,032
                Citigroup Mortgage Loan Trust, Inc.
        45,179     Series 2005-HE4, Class M1, 1 Mo. LIBOR + 0.41% (b)...............     2.56%       10/25/35            45,393
        40,167     Series 2007-WFH2, Class A4, 1 Mo. LIBOR + 0.35% (b)..............     2.50%       03/25/37            40,252
       425,000     Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (b)..............     2.41%       06/25/37           413,290
                Conseco Finance Corp.
        74,090     Series 1996-7, Class M1..........................................     7.70%       09/15/26            78,539
                Countrywide Asset-Backed Certificates
       241,732     Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.17% (b)................     2.32%       09/25/36           239,888
                Credit-Based Asset Servicing & Securitization LLC
       957,000     Series 2006-MH1, Class B1 (a) (j)................................     6.25%       10/25/36         1,001,772
                EquiFirst Mortgage Loan Trust
       138,961     Series 2005-1, Class M3, 1 Mo. LIBOR + 0.72% (b).................     2.87%       04/25/35           139,242
                First Franklin Mortgage Loan Trust
       142,116     Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.15% (b).............     2.30%       08/25/36           127,951
                Fremont Home Loan Trust
        25,000     Series 2005-A, Class M3, 1 Mo. LIBOR + 0.74% (b).................     2.88%       01/25/35            24,890
        96,630     Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.34% (b)................     2.49%       11/25/35            96,975
                GSAMP Trust
     1,300,000     Series 2006-HE4, Class A2D, 1 Mo. LIBOR + 0.26% (b)..............     2.41%       06/25/36         1,262,757
                JP Morgan Mortgage Acquisition Trust
       751,154     Series 2006-WF1, Class A5, steps up to 6.91% after Redemption
                      Date (k)......................................................     6.41%       07/25/36           380,293
                Mastr Asset Backed Securities Trust
       162,724     Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (b)...............     2.31%       11/25/36           114,474
                Mid-State Capital Trust
        31,841     Series 2010-1, Class A (a).......................................     3.50%       12/15/45            32,901
                Navient Student Loan Trust
        35,861     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b).................     2.66%       06/25/31            35,548
                NovaStar Mortgage Funding Trust
       615,167     Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (b)................     2.35%       09/25/37           599,561
                Residential Asset Mortgage Product, Inc.
       160,000     Series 2005-RZ3, Class M3, 1 Mo. LIBOR + 0.55% (b)...............     2.70%       09/25/35           160,973
       900,000     Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (b)...............     2.60%       03/25/36           901,602
                Residential Asset Securities Corp.
       150,000     Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.42% (b)..............     2.57%       12/25/35           150,408
       150,000     Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (b)...............     2.48%       04/25/36           149,675


Page 48                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                SLM Student Loan Trust
$      905,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)..................     3.03%       10/27/70    $      832,974
       300,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)..................     3.48%       01/25/83           287,203
       300,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)..................     3.48%       04/26/83           283,245
       650,000     Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (b)..................     4.13%       07/25/73           654,971
       300,000     Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (b)..................     4.13%       07/26/83           300,210
       220,000     Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (b)..................     4.53%       10/25/75           221,568
       800,000     Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (b)..................     4.53%       10/25/83           819,593
       100,000     Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)..................     3.95%       09/25/43            98,194
                Soundview Home Loan Trust
       680,000     Series 2005-OPT3, Class M1, 1 Mo. LIBOR + 0.47% (b)..............     2.62%       11/25/35           672,849
       141,931     Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (b).............     2.40%       07/25/37           130,626
                Structured Receivables Finance LLC
       168,311     Series 2010-B, Class A (a).......................................     3.73%       08/15/36           170,813
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES..................................................................      14,068,824
                (Cost $14,008,262)                                                                               --------------


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS -- 1.5%

                BAHRAIN -- 0.1%
       200,000  Bahrain Government International Bond, Series REGS (USD)............     7.00%       10/12/28           229,843
                                                                                                                 --------------
                BRAZIL -- 0.2%
       250,000  Brazilian Government International Bond (USD).......................     4.63%       01/13/28           269,190
                                                                                                                 --------------
                COLOMBIA -- 0.2%
       400,000  Colombia Government International Bond (USD)........................     3.88%       04/25/27           433,204
                                                                                                                 --------------
                EGYPT -- 0.1%
       200,000  Egypt Government International Bond (USD) (a).......................     5.58%       02/21/23           206,653
                                                                                                                 --------------
                INDONESIA -- 0.1%
       200,000  Perusahaan Penerbit SBSN Indonesia III, Series REGS (USD)...........     4.15%       03/29/27           217,188
                                                                                                                 --------------
                MEXICO -- 0.1%
       200,000  Mexico Government International Bond (USD)..........................     3.75%       01/11/28           209,452
                                                                                                                 --------------
                OMAN -- 0.1%
       200,000  Oman Government International Bond (USD) (a)........................     5.63%       01/17/28           197,405
                                                                                                                 --------------
                QATAR -- 0.2%
       400,000  Qatar Government International Bond, Series REGS (USD)..............     4.50%       04/23/28           469,250
                                                                                                                 --------------
                RUSSIA -- 0.1%
       200,000  Russian Foreign Bond - Eurobond, Series REGS (USD)..................     4.75%       05/27/26           218,746
                                                                                                                 --------------
                SAUDI ARABIA -- 0.1%
       200,000  Saudi Government International Bond, Series REGS (USD)..............     3.63%       03/04/28           217,167
                                                                                                                 --------------
                SOUTH AFRICA -- 0.1%
       250,000  Republic of South Africa Government International Bond (USD)........     4.88%       04/14/26           261,821
                                                                                                                 --------------
                URUGUAY -- 0.1%
       200,000  Uruguay Government International Bond (USD).........................     4.38%       10/27/27           222,377
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS..................................................................       3,152,296
                (Cost $2,898,395)                                                                                --------------


                        See Notes to Financial Statements                Page 49

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MUNICIPAL BONDS -- 0.4%

                CALIFORNIA -- 0.4%
$       75,000  Univ of CA Rev TXBL Gen Ref, Ser AJ.................................     4.60%       05/15/31    $       88,358
       500,000  Los Angeles CA Unified School District..............................     5.75%       07/01/34           669,505
                                                                                                                 --------------
                TOTAL MUNICIPAL BONDS..........................................................................         757,863
                (Cost $683,484)                                                                                  --------------

U.S. GOVERNMENT BONDS AND NOTES -- 0.3%

       275,000  Federal Home Loan Banks.............................................     4.09%       09/20/33           275,223
       275,000  Federal Home Loan Banks.............................................     4.05%       09/21/33           279,922
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................         555,145
                (Cost $549,261)                                                                                  --------------

U.S. TREASURY BILLS -- 5.2%

       634,000  U.S. Treasury Bill (l)..............................................      (m)        09/26/19           633,219
     7,286,000  U.S. Treasury Bill..................................................      (m)        10/10/19         7,271,060
     2,905,000  U.S. Treasury Bill..................................................      (m)        10/31/19         2,895,943
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................      10,800,222
                (Cost $10,795,242)                                                                               --------------


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.0%

     2,137,266  JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Class - 1.91% (n).......       2,137,266
                (Cost $2,137,266)                                                                                --------------
                TOTAL INVESTMENTS -- 99.3%.....................................................................     206,066,175
                (Cost $196,544,287) (o)
                NET OTHER ASSETS AND LIABILITIES -- 0.7%.......................................................       1,539,628
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  207,605,803
                                                                                                                 ==============


FUTURES CONTRACTS AT AUGUST 31, 2019 (see Note 2D - Futures Contracts in the Notes to Financial Statements):

                                                                                                   UNREALIZED
                                                                                                  APPRECIATION
                                                    NUMBER OF       EXPIRATION      NOTIONAL     (DEPRECIATION)/
        FUTURES CONTRACTS            POSITION       CONTRACTS          DATE           VALUE          VALUE
---------------------------------  ------------  ---------------  --------------  -------------  --------------
U.S. 2-Year Treasury Notes            Long               2           Dec-2019     $     432,234    $      (54)
U.S. 5-Year Treasury Notes            Long              84           Dec-2019        10,078,031        26,503
U.S. 10-Year Ultra Treasury Notes     Short            255           Dec-2019       (36,831,563)      (73,353)
Ultra U.S. Treasury Bond Futures      Short             57           Dec-2019       (11,253,938)     (107,339)
                                                                                  -------------    ----------
                                                                                  $ (37,575,236)   $ (154,243)
                                                                                  =============    ==========


Page 50                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

INTEREST RATE SWAP AGREEMENTS AT AUGUST 31, 2019 (see Note 2F - Swap Agreements in the Notes to Financial Statements):

                                                                                                       UNREALIZED
                                                                                                      APPRECIATION
                                       FLOATING        EXPIRATION        NOTIONAL                    (DEPRECIATION)/
          COUNTERPARTY                   RATE             DATE            VALUE        FIXED RATE        VALUE
---------------------------------  ----------------  ---------------  --------------  -------------  --------------
Citibank, Global Markets, Inc.     3 month LIBOR(1)     4/11/2022     $    9,465,000    2.264%(1)      $  186,365
Citibank, Global Markets, Inc.     3 month LIBOR(2)     4/11/2025          3,895,000    2.337%(2)        (207,253)
Citibank, Global Markets, Inc.     3 month LIBOR(3)     5/08/2022          5,165,000    2.283%(3)         105,298
Citibank, Global Markets, Inc.     3 month LIBOR(4)     5/08/2025          2,115,000    2.370%(4)        (116,213)
                                                                      --------------                   ----------
                                                                      $   20,640,000                   $  (31,803)
                                                                      ==============                   ==========


(1) The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 4/11/2020 and no interest is being accrued until that date.

(2) The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 4/11/2020 and no interest is being accrued until that date.

(3) The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 5/8/2020 and no interest is being accrued until that date.

(4) The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 5/8/2020 and no interest is being accrued until that date.

-----------------------------
(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2019, securities noted as such amounted to $23,687,095 or 11.4% of net assets.

(b)   Floating or variable rate security.

(c) Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.

(d)   Inverse floating rate security.

(e) Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(f) Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(g) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(h) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

(i) All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2J - Mortgage Dollar Rolls in the Notes to Financial Statements).

(j) Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(k) Step-up security. A security where the coupon increases or steps up at a predetermined date.

(l) All or a portion of this security is segregated as collateral for open futures contracts.

(m)   Zero coupon security.

(n)   Rate shown reflects yield as of August 31, 2019.

(o) Aggregate cost for federal income tax purposes is $196,646,539. As of August 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,112,943 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $879,353. The net unrealized appreciation was $9,233,590. The amounts presented are inclusive of derivative contracts.

IO - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rates

SOFR  - Secured Overnight Finance Rates

Currency Abbreviations:
USD   United States Dollar


                        See Notes to Financial Statements                Page 51

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2019           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Corporate Bonds*................................  $   83,133,466     $          --     $  83,133,466     $          --
U.S. Government Agency Mortgage-Backed
   Securities...................................      52,083,220                --        52,083,220                --
Mortgage-Backed Securities......................      22,511,359                --        22,511,359                --
Foreign Corporate Bonds*........................      16,866,514                --        16,866,514                --
Asset-Backed Securities.........................      14,068,824                --        14,068,824                --
Foreign Sovereign Bonds**.......................       3,152,296                --         3,152,296                --
Municipal Bonds***..............................         757,863                --           757,863                --
U.S. Government Bonds and Notes.................         555,145                --           555,145                --
U.S. Treasury Bills.............................      10,800,222                --        10,800,222                --
Money Market Funds..............................       2,137,266         2,137,266                --                --
                                                  --------------     -------------     -------------     -------------
Total Investments...............................     206,066,175         2,137,266       203,928,909                --
Futures Contracts****...........................          26,503            26,503                --                --
Interest Rate Swap Agreements...................         291,663                --           291,663                --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $  206,384,341     $   2,163,769     $ 204,220,572     $          --
                                                  ==============     =============     =============     =============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2           LEVEL 3
                                                      TOTAL             LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                    8/31/2019           PRICES            INPUTS            INPUTS
                                                  --------------     -------------     -------------     -------------
Futures Contracts****...........................  $     (180,746)    $    (180,746)    $          --     $          --
Interest Rate Swap Agreements...................        (323,466)               --          (323,466)               --
                                                  --------------     -------------     -------------     -------------
Total...........................................  $     (504,212)    $    (180,746)    $    (323,466)    $          --
                                                  ==============     =============     =============     =============


*       See Portfolio of Investments for industry breakout.
**      See Portfolio of Investments for country breakout.
***     See Portfolio of Investments for state breakout.
**** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.


Page 52                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2019

                                                                              FIRST TRUST TCW         FIRST TRUST TCW
                                                                            OPPORTUNISTIC FIXED        UNCONSTRAINED
                                                                                INCOME ETF             PLUS BOND ETF
                                                                                  (FIXD)                  (UCON)
                                                                            -------------------     -------------------
ASSETS:
Investments, at value..................................................     $     1,001,485,567     $       206,066,175
Swap contracts, at value...............................................                 458,957                 291,663
Cash...................................................................               4,227,010                 318,481
Cash segregated as collateral for open swap contracts..................                 217,410                  65,560
Due from broker........................................................                  85,289                  31,803
Receivables:
   Capital shares sold ................................................              29,128,029                      --
   Investment securities sold .........................................              27,213,309               3,485,038
   Interest............................................................               3,652,597               1,628,000
   Variation margin....................................................                  63,469                   8,063
   Dividends...........................................................                  38,596                   3,096
   Reclaims............................................................                   8,578                   2,639
                                                                            -------------------     -------------------
      Total Assets.....................................................           1,066,578,811             211,900,518
                                                                            -------------------     -------------------
LIABILITIES:
Swap contracts, at value...............................................                 544,246                 323,466
Payables:
   Investment securities purchased ....................................             165,197,075               3,794,750
   Investment advisory fees............................................                 378,469                 132,155
   Variation margin....................................................                      --                  44,344
                                                                            -------------------     -------------------
      Total Liabilities................................................             166,119,790               4,294,715
                                                                            -------------------     -------------------
NET ASSETS.............................................................     $       900,459,021     $       207,605,803
                                                                            ===================     ===================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $       863,471,659     $       202,296,146
Par value..............................................................                 170,000                  80,500
Accumulated distributable earnings (loss)..............................              36,817,362               5,229,157
                                                                            -------------------     -------------------
NET ASSETS.............................................................     $       900,459,021     $       207,605,803
                                                                            ===================     ===================
NET ASSET VALUE, per share.............................................     $             52.97     $             25.79
                                                                            ===================     ===================
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................              17,000,002               8,050,002
                                                                            ===================     ===================
Investments, at cost...................................................     $       975,290,847     $       196,544,287
                                                                            ===================     ===================


                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2019

                                                                              FIRST TRUST TCW         FIRST TRUST TCW
                                                                            OPPORTUNISTIC FIXED        UNCONSTRAINED
                                                                                INCOME ETF             PLUS BOND ETF
                                                                                  (FIXD)                  (UCON)
                                                                            -------------------     -------------------
INVESTMENT INCOME:
Interest...............................................................     $        15,539,445     $         6,394,962
Dividends..............................................................                 253,818                  57,942
Foreign withholding tax................................................                    (860)                   (713)
                                                                            -------------------     -------------------
   Total investment income.............................................              15,792,403               6,452,191
                                                                            -------------------     -------------------
EXPENSES:
Investment advisory fees...............................................               3,169,189               1,403,590
                                                                            -------------------     -------------------
   Total expenses......................................................               3,169,189               1,403,590
   Less fees waived by the investment advisor..........................                (487,563)               (165,127)
                                                                            -------------------     -------------------
   Net expenses........................................................               2,681,626               1,238,463
                                                                            -------------------     -------------------
NET INVESTMENT INCOME (LOSS)...........................................              13,110,777               5,213,728
                                                                            -------------------     -------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................              13,047,329                 838,789
   Futures contracts...................................................               3,043,429              (4,572,343)
   Forward foreign currency contracts..................................                 (31,289)                     --
   Foreign currency transactions.......................................                  (1,566)                     --
   Swap contracts......................................................                    (870)                 (3,481)
                                                                            -------------------     -------------------
Net realized gain (loss)...............................................              16,057,033              (3,737,035)
                                                                            -------------------     -------------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................              28,239,707               9,392,670
   Futures contracts...................................................                 274,622                (156,169)
   Swap contracts......................................................                 (85,289)                (31,803)
                                                                            -------------------     -------------------
Net change in unrealized appreciation (depreciation)...................              28,429,040               9,204,698
                                                                            -------------------     -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              44,486,073               5,467,663
                                                                            -------------------     -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $        57,596,850     $        10,681,391
                                                                            ===================     ===================


Page 54                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FIRST TRUST TCW                     FIRST TRUST TCW
                                                                    OPPORTUNISTIC FIXED                    UNCONSTRAINED
                                                                         INCOME ETF                        PLUS BOND ETF
                                                                           (FIXD)                              (UCON)
                                                             ----------------------------------  ----------------------------------
                                                                   YEAR              YEAR              YEAR             PERIOD
                                                                  ENDED             ENDED             ENDED             ENDED
                                                                8/31/2019         8/31/2018         8/31/2019       8/31/2018 (a)
                                                             ----------------  ----------------  ----------------  ----------------
OPERATIONS:
Net investment income (loss)..............................    $   13,110,777    $    4,979,512    $    5,213,728    $      160,344
Net realized gain (loss)..................................        16,057,033        (3,897,226)       (3,737,035)          (59,136)
Net change in unrealized appreciation (depreciation)......        28,429,040        (2,761,347)        9,204,698           131,144
                                                              --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting from
   operations.............................................        57,596,850        (1,679,061)       10,681,391           232,352
                                                              --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................       (14,132,128)                         (5,539,586)
Net investment income.....................................                          (5,937,317)                           (145,000)
Net realized gain.........................................                              (2,096)                                 --
                                                              --------------    --------------    --------------    --------------
Total distribution to shareholders........................       (14,132,128)       (5,939,413)       (5,539,586)         (145,000)
                                                              --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................       545,941,078       292,539,048       191,160,543        25,037,550
Cost of shares redeemed...................................        (7,551,313)      (17,326,630)      (13,821,447)               --
                                                              --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................       538,389,765       275,212,418       177,339,096        25,037,550
                                                              --------------    --------------    --------------    --------------
Total increase (decrease) in net assets...................       581,854,487       267,593,944       182,480,901        25,124,902

NET ASSETS:
Beginning of period.......................................       318,604,534        51,010,590        25,124,902                --
                                                              --------------    --------------    --------------    --------------
End of period.............................................    $  900,459,021    $  318,604,534    $  207,605,803    $   25,124,902
                                                              ==============    ==============    ==============    ==============
Accumulated net investment income (loss) at end
   of period..............................................                      $        8,307                      $       23,024
                                                                                ==============                      ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................         6,450,002         1,000,002         1,000,002                --
Shares sold...............................................        10,700,000         5,800,000         7,600,000         1,000,002
Shares redeemed...........................................          (150,000)         (350,000)         (550,000)               --
                                                              --------------    --------------    --------------    --------------
Shares outstanding, end of period.........................        17,000,002         6,450,002         8,050,002         1,000,002
                                                              ==============    ==============    ==============    ==============


(a) Inception date is June 4, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

                                                                   YEAR ENDED AUGUST 31,        PERIOD
                                                                  -----------------------       ENDED
                                                                     2019         2018      8/31/2017 (a)
                                                                  ----------   ----------   --------------
Net asset value, beginning of period...........................    $  49.40     $  51.01       $  50.00
                                                                   --------     --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        1.39         1.15           0.49
Net realized and unrealized gain (loss)........................        3.63        (1.46)          1.12
                                                                   --------     --------       --------
Total from investment operations...............................        5.02        (0.31)          1.61
                                                                   --------     --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................       (1.45)       (1.30)         (0.60)
Net realized gain..............................................          --        (0.00) (b)        --
                                                                   --------     --------       --------
Total distributions............................................       (1.45)       (1.30)         (0.60)
                                                                   --------     --------       --------
Net asset value, end of period.................................    $  52.97     $  49.40       $  51.01
                                                                   ========     ========       ========
TOTAL RETURN (c)...............................................       10.33%       (0.57)%         3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $900,459     $318,605       $ 51,011
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................        0.65%        0.65%          0.65% (d)
Ratio of net expenses to average net assets....................        0.55%        0.55%          0.55% (d)
Ratio of net investment income (loss) to average net assets....        2.69%        2.29%          1.81% (d)
Portfolio turnover rate (e)....................................         246% (f)     358% (f)       231% (f)


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

                                                                    YEAR           PERIOD
                                                                    ENDED          ENDED
                                                                  8/31/2019     8/31/2018 (a)
                                                                 ------------   --------------
Net asset value, beginning of period...........................    $  25.12        $  25.00
                                                                   --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        0.77            0.17
Net realized and unrealized gain (loss)........................        0.75            0.10
                                                                   --------        --------
Total from investment operations...............................        1.52            0.27
                                                                   --------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................       (0.81)          (0.15)
Net realized gain..............................................       (0.04)             --
                                                                   --------        --------
Total distributions............................................       (0.85)          (0.15)
                                                                   --------        --------
Net asset value, end of period.................................    $  25.79        $  25.12
                                                                   ========        ========
TOTAL RETURN (c)...............................................        6.15%           1.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $207,606        $ 25,125
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................        0.85%           0.85% (d)
Ratio of net expenses to average net assets....................        0.75%           0.75% (d)
Ratio of net investment income (loss) to average net assets....        3.16%           2.68% (d)
Portfolio turnover rate (e)....................................          40% (g)         70%

(a) Inception dates for FIXD and UCON are February 14, 2017 and June 4, 2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f) The portfolio turnover rate not including mortgage dollar rolls was 223%, 241% and 158% for the periods ending August 31, 2019, August 31, 2018 and August 31, 2017, respectively.

(g)   The portfolio turnover rate not including mortgage dollar rolls was 39%.


Page 56                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of seven funds that are offering shares. This report covers the two funds listed below:

   First Trust TCW Opportunistic Fixed Income ETF - (The Nasdaq Stock  Market
      LLC ("Nasdaq") ticker "FIXD")
   First Trust TCW Unconstrained Plus Bond ETF - (NYSE Arca, Inc. ("NYSE Arca") ticker "UCON")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which a Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund. Each Fund's investment objective is to seek to maximize long-term total return. Each Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in fixed income securities. Each Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities; residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans ("Senior Loans")(1); municipal bonds; collateralized loan obligations
(CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. In addition, UCON may also invest in preferred stock and common stock. Each Fund may invest in to-be-announced transactions ("TBA Transactions"). Each Fund may invest up to 20% of its assets invested in fixed income investments in non-agency, non-government sponsored entity securities and privately-issued mortgage-related and other asset-backed securities. FIXD may invest up to 35% of its net assets in corporate, non-U.S. and non-agency debt and other securities rated below investment grade by one or more nationally recognized statistical rating organization ("NRSRO"), or, if unrated, judged to be of comparable quality by TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") (commonly referred to as "high yield" or "junk" bonds). FIXD may also invest up to 20% of its net assets in securities denominated in non-U.S. currencies and securities of issuers with significant ties to emerging market countries, as determined by the Sub-Advisor. UCON may invest up to 70% of its net assets in fixed income securities rated below investment grade by one or more NRSRO, or, if unrated, judged to be of comparable quality by the Sub-Advisor (commonly referred to as "high yield" or "junk" bonds). UCON may also invest up to 60% of its net assets in securities issued by issuers with significant ties to emerging market countries, as determined by the Sub-Advisor, and up to 50% of its net assets in securities denominated in non-U.S. currencies, as determined by the Sub-Advisor.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not

-----------------------------
(1) The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act.

Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Senior Loans in which the Funds invest are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Swaps are fair valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities of the issuer, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);

     12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     13)    other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of August 31, 2019, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

On July 27, 2017, the Financial Conduct Authority ("FCA") announced that it will no longer persuade or compel banks to submit rates for the calculation of the London Interbank Offered Rates ("LIBOR") after 2021 (the "FCA Announcement"). Furthermore, in the United States, efforts to identify a set of alternative U.S. dollar reference interest rates include proposals by the Alternative Reference Rates Committee of the Federal Reserve Board and the Federal Reserve Bank of New York. On August 24, 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the Office of Financial Research, to produce three new reference rates intended to serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. On December 12, 2017, following consideration of public comments, the Federal Reserve Board concluded that the public would benefit if the Federal Reserve Bank of New York published the three proposed reference rates as alternatives to LIBOR (the "Federal Reserve Board Notice").

At this time, it is not possible to predict the effect of the FCA Announcement, the Federal Reserve Board Notice, or other regulatory changes or announcements, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on each Fund's net investment income cannot yet be determined.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At August 31, 2019, the Funds had no when-issued or delayed-delivery securities. At August 31, 2019, FIXD and UCON held $44,465,852 and $1,045,391, respectively, of forward purchase commitments.

C. RESTRICTED SECURITIES

UCON invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2019, UCON held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                              ACQUISITION    PRINCIPAL      CURRENT      CARRYING                    % OF NET
SECURITY                                         DATE          VALUE         PRICE         COST          VALUE        ASSETS
-------------------------------------------------------------------------------------------------------------------------------
FREMF Mortgage Trust Series 2013-K713,
   Class X2A, IO, 0.10%, 04/25/46              06/18/18     $13,073,748      $0.02        $4,348        $3,051         0.00%

D. FUTURES CONTRACTS

Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures contracts" on the Statements of Operations.

Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statements of Operations. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statements of Assets and Liabilities. If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

E. FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. Each Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statements of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, a Fund could incur losses in excess of the net unrealized value shown on the forward foreign currency contracts table in the Fund's Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

As of August 31, 2019, the Funds had no open forward foreign currency contracts.

F. SWAP AGREEMENTS

Each Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed upon prices, rates, etc. Payment received or made by the Fund for interest rate swaps, if any, are recorded on the Statements of Operations as "Net realized gain (loss) on swap contracts." When an interest rate swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. Generally, the basis of the contracts, if any, is the premium received or paid. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, the Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by changes in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund's maximum interest rate risk to meet its future payments under swap agreements outstanding at August 31, 2019, is equal to the total notional amount as shown on the Portfolio of Investments. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset. When the Fund enters into a swap agreement, any premium paid is included in "Swap contracts, at value" on the Statements of Assets and Liabilities.

Each Fund held interest rate swap agreements at August 31, 2019. An interest rate swap agreement involves the Fund's agreement to exchange a stream of interest payments for another party's stream of cash flows. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

G. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting Counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

The Funds do not have the right to offset financial assets and financial liabilities related to futures contracts or swap contracts on the Statements of Assets and Liabilities.

H. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities is included in "Net realized gain (loss) on investments" on the Statements of Operations.

I. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund's Portfolio of Investments.

J. MORTGAGE DOLLAR ROLLS

Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds' Sub-Advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund.

K. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2019 was as follows:

                                                       Distributions    Distributions    Distributions
                                                         paid from        paid from        paid from
                                                         Ordinary          Capital         Return of
                                                          Income            Gains           Capital
                                                       -------------    -------------    -------------
First Trust TCW Opportunistic Fixed Income ETF         $  14,132,128    $          --    $          --
First Trust TCW Unconstrained Plus Bond ETF                5,422,118          117,468               --

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

The tax character of distributions paid by each Fund during the fiscal period ended August 31, 2018 was as follows:

                                                       Distributions    Distributions    Distributions
                                                         paid from        paid from        paid from
                                                         Ordinary          Capital         Return of
                                                          Income            Gains           Capital
                                                       -------------    -------------    -------------
First Trust TCW Opportunistic Fixed Income ETF         $   5,937,317    $       2,096    $          --
First Trust TCW Unconstrained Plus Bond ETF                  145,000               --               --

As of August 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                         Accumulated          Net
                                                       Undistributed     Capital and      Unrealized
                                                         Ordinary           Other        Appreciation
                                                          Income         Gain (Loss)    (Depreciation)
                                                       -------------    -------------    -------------
First Trust TCW Opportunistic Fixed Income ETF         $  10,189,503    $   1,305,048    $  25,322,811
First Trust TCW Unconstrained Plus Bond ETF                  162,765       (4,167,198)       9,233,590

L. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FIXD, the taxable years ending 2017, 2018, and 2019 remain open to federal and state audit. For UCON, the taxable years ending 2018 and 2019 remain open to federal and state audit. As of August 31, 2019, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2019, the Funds had no capital loss carryforwards for federal income tax purposes.

During the taxable year ended August 31, 2019, the Funds utilized Post-enactment capital loss carryforwards in the following amounts:

                                                             Capital Loss
                                                             Carryforward
                                                               Utilized
                                                       -------------------------
First Trust TCW Opportunistic Fixed Income ETF                $ 4,035,664
First Trust TCW Unconstrained Plus Bond ETF                        57,275

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2019, the Funds listed below incurred and elected to defer net late year ordinary or capital losses as follows:

                                                                  Qualified Late Year Losses
                                                       ------------------------------------------------
                                                         Ordinary Losses              Capital Losses
                                                       --------------------        --------------------
First Trust TCW Opportunistic Fixed Income ETF         $                 --        $                 --
First Trust TCW Unconstrained Plus Bond ETF                              --                   4,167,198

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2019, the adjustments for each Fund were as follows:

                                                                         Accumulated
                                                        Accumulated      Net Realized
                                                       Net Investment    Gain (Loss)        Paid-in
                                                       Income (Loss)    on Investments      Capital
                                                       --------------   --------------   -------------
First Trust TCW Opportunistic Fixed Income ETF         $      948,715   $     (948,715)  $          --
First Trust TCW Unconstrained Plus Bond ETF                   218,689         (218,689)             --

M. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

N. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

TCW serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and TCW, First Trust will supervise TCW and its management of the investment of each Fund's assets and will pay TCW for its services as the Funds' sub-advisor. First Trust will also be responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. FIXD and UCON have each agreed to pay First Trust an annual unitary management fee equal to 0.65% and 0.85%, respectively, of its average daily net assets. Pursuant to a contractual agreement, First Trust has agreed to waive management fees of 0.10% of average daily net assets until December 31, 2019 for each Fund. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of each Fund or by the Funds' investment advisor only after December 31, 2019. During the fiscal year ended August 31, 2019, the Advisor waived fees of $487,563 and $165,127 for FIXD and UCON, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

The Funds may purchase securities from or sell securities to an affiliated fund or portfolio provided that the affiliation is due solely to having a common investment advisor, sub-advisor, common officers or common trustees. For the fiscal year ended August 31, 2019, FIXD and UCON entered into purchase transactions with affiliated portfolios in compliance with Rule 17a-7 of the 1940 Act in the amounts of $1,443,589 and $1,943,009, respectively.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2019, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments, were as follows:

                                                         Purchases          Sales
                                                       --------------   --------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF
   U.S. Government securities                          $1,534,006,782   $1,146,513,081
   Non-U.S. Government securities                         247,353,451       84,735,060

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF
   U.S. Government securities                              72,231,108       26,136,273
   Non-U.S. Government securities                         141,628,063       27,922,081

For the fiscal year ended August 31, 2019, the Funds had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at August 31, 2019, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

                                                     ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                                          ----------------------------------------   ----------------------------------------
DERIVATIVES                                STATEMENT OF ASSETS AND                    STATEMENT OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE         LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   -----------   --------------------------   -----------
FIXD
                                          Unrealized appreciation on                 Unrealized depreciation on
Futures contracts    Interest rate risk   futures contracts*           $   280,798   futures contracts*           $        --

Interest rate swap
agreements           Interest rate risk   Swap contracts, at value         458,957   Swap contracts, at value         544,246

UCON
                                          Unrealized appreciation on                 Unrealized depreciation on
Futures contracts    Interest rate risk   futures contracts*                26,503   futures contracts*               180,746

Interest rate swap
agreements           Interest rate risk   Swap contracts, at value         291,663   Swap contracts, at value         323,466

* Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund's Portfolio of Investments. Only the current day's variation margin is reported within the Statements of Assets and Liabilities.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended August 31, 2019, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENTS OF OPERATIONS LOCATION                                     FIXD          UCON
--------------------------------------------------------------------------------------------
CURRENCY RISK EXPOSURE
Net realized gain (loss) on forward foreign currency contracts     $   (31,289)  $        --

INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on futures contracts                        3,043,429    (4,572,343)
Net realized gain (loss) on swap contracts                                (870)       (3,481)
Net change in unrealized appreciation (depreciation) on
   futures contracts                                                   274,622      (156,169)
Net change in unrealized appreciation (depreciation) on
   swap contracts                                                      (85,289)      (31,803)

FIXD
During the fiscal year ended August 31, 2019, the notional value of forward foreign currency contracts opened and closed were $1,614,350 and $1,614,350, respectively.

During the fiscal year ended August 31, 2019, the notional value of futures contracts opened and closed were $407,605,590 and $362,542,376, respectively.

The Fund entered into interest rate swap agreements on July 10, 2019. For the period July 10, 2019 through August 31, 2019, the average volume of interest rate swaps was $67,860,000.

UCON
During the fiscal year ended August 31, 2019, there were no forward foreign currency contracts opened or closed.

During the fiscal year ended August 31, 2019, the notional value of futures contracts opened and closed were $27,600,092 and $6,978,358, respectively.

The Fund entered into interest rate swap agreements on November 20, 2018. For the period November 20, 2018 through August 31, 2019, the average volume of interest rate swaps was $14,425,842.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. Each Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2020.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
VIII:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First Trust TCW Opportunistic Fixed Income ETF and First Trust TCW Unconstrained Plus Bond ETF (the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII (the "Trust"), including the portfolios of investments, as of August 31, 2019, the related statements of operations for the year then ended, the changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the two portfolios included within the First Trust Exchange-Traded Fund VIII as of August 31, 2019, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

-----------------------------------------------------------------------------------------------------------------------------
    INDIVIDUAL FUNDS INCLUDED                    STATEMENTS OF CHANGES
           IN THE TRUST                              IN NET ASSETS                             FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
First Trust TCW Opportunistic             For the years ended August 31,             For the years ended August 31, 2019,
Fixed Income ETF                          2019 and 2018                              2018, and the period from February 14,
                                                                                     2017 (commencement of operations)
                                                                                     through August 31, 2017
-----------------------------------------------------------------------------------------------------------------------------
First Trust TCW Unconstrained             For the year ended August 31, 2019 and the period from June 4, 2018
Plus Bond ETF                             (commencement of operations) through August 31, 2018
-----------------------------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 24, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to foreign shareholders for the taxable year ended August 31, 2019 that were properly designated by each Fund as "interest-related dividends" or "short-term capital gain dividends," may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distributions made by each Fund during the fiscal year ended August 31, 2019, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

For the fiscal year ended August 31, 2019, the amount of long-term capital gain distributions designated by First Trust TCW Unconstrained Plus Bond ETF was $117,468 which is taxable at the applicable capital gain tax rates for federal income tax purposes.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.


              NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE


                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreements (as applicable to a specific Fund, the "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements" and together with the Advisory Agreement, the "Agreements") among the Trust, the Advisor and TCW Investment Management Company LLC (the "Sub-Advisor") on behalf of the following two series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust TCW Opportunistic Fixed Income ETF (FIXD)
      First Trust TCW Unconstrained Plus Bond ETF (UCON)

The Board approved the continuation of the applicable Agreements for each Fund for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019. The Board determined for each Fund that the continuation of the applicable Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund's unitary fee.

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

In reviewing the applicable Agreements for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the applicable Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor's day-to-day management of each Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreements, the Board noted that each Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund's investments. The Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to each Fund, including the Sub-Advisor's day-to-day management of the Funds' investments. In considering the Sub-Advisor's management of the Funds, the Board noted the background and experience of the Sub-Advisor's portfolio management team, including the Board's prior meetings with members of the portfolio management team.

In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by each Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee for each Fund is paid by the Advisor from the Fund's unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board noted that the Advisor had previously agreed to waive a portion of its unitary fee for each Fund in an amount equal to 0.10% of the Fund's average daily net assets until at least December 31, 2019. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including
ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for FIXD, after taking into account the contractual fee waiver, was equal to the median total (net) expense ratio of the peer funds in its Expense Group and that the unitary fee for UCON, after taking into account the contractual fee waiver, was above the median total (net) expense ratio of the peer funds it its Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information comparing FIXD's performance for the one-year period ended December 31, 2018 to the performance of the funds in its Performance Universe and a benchmark index. Based on the information provided, the Board noted that FIXD outperformed its Performance Universe median and the benchmark index for the one-year period ended December 31, 2018. Because UCON commenced operations on June 4, 2018 and therefore has a limited performance history, performance information for its Performance Universe and the relevant benchmark index was not considered.

On the basis of all the information provided on the unitary fee of each Fund and the performance of FIXD and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to each Fund under the Agreements.


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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to FIXD for the twelve months ended December 31, 2018 and to UCON for the period from inception through December 31, 2018 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2018. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

The Board considered the Sub-Advisor's statements to the effect that it believes economies of scale in connection with providing sub-advisory services to the Funds are limited and the sub-advisory fees appropriately reflect economies of scale, and that the Sub-Advisor continues to add personnel and invest in operations infrastructure commensurate with and often ahead of the demands of its business. The Board did not review the profitability of the Sub-Advisor with respect to each Fund. The Board noted that the Advisor pays the Sub-Advisor for each Fund from its unitary fee and its understanding that each Fund's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential fall-out benefits to the Sub-Advisor from being associated with the Advisor and the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.


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BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                TERM OF OFFICE                                                 THE FIRST TRUST      DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                  FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS                OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;          163          None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.           163          Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial            163          Director of Trust
(1956)                                             and Management Consulting)                                     Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),          163          None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to
                                                   September 2014), Dew Learning LLC
                                                   (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust              163          None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

                              POSITION AND             TERM OF OFFICE
       NAME                      OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
 AND YEAR OF BIRTH             WITH TRUST                  SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term   Managing Director and Chief Financial Officer
(1966)                Officer                                             (January 2016 to Present), Controller (January 2011
                                                      o Since Inception   to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer
                                                                          (January 2016 to Present), BondWave LLC
                                                                          (Software Development Company) and Stonebridge
                                                                          Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term   Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                   President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since Inception   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term   General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                       First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception   Counsel, BondWave LLC; Secretary, Stonebridge
                                                                          Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term   Managing Director, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term   Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                             and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1966)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1970)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
TCW Investment Management Company LLC
865 South Figueroa Street
Los Angeles, CA 90017

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        EquityCompass Risk Manager ETF (ERM)

        EquityCompass Tactical Risk Manager ETF (TERM)

----------------------------
       Annual Report
     For the Year Ended
      August 31, 2019
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                                AUGUST 31, 2019

Shareholder Letter...........................................................  1
Fund Performance Overview
   EquityCompass Risk Manager ETF (ERM)......................................  2
   EquityCompass Tactical Risk Manager ETF (TERM)............................  4
Notes to Fund Performance Overview...........................................  6
Portfolio Commentary.........................................................  7
Understanding Your Fund Expenses.............................................  9
Portfolio of Investments
   EquityCompass Risk Manager ETF (ERM)...................................... 10
   EquityCompass Tactical Risk Manager ETF (TERM)............................ 14
Statements of Assets and Liabilities......................................... 18
Statements of Operations..................................................... 19
Statements of Changes in Net Assets.......................................... 20
Financial Highlights......................................................... 21
Notes to Financial Statements................................................ 22
Report of Independent Registered Public Accounting Firm...................... 28
Additional Information....................................................... 29
Board of Trustees and Officers............................................... 34
Privacy Policy............................................................... 36

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or EquityCompass Investment Management, LLC (formerly known as EquityCompass Strategies) (the "Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Funds, you may obtain an understanding of how the market environment affected each Fund's performance. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2019

Dear Shareholders:

One thing we can all agree on and expect: headline news coming out of Washington, DC continues to influence the financial markets. The tariff skirmishes and the Federal Reserve's (the "Fed") response to the now seventeen-month saga that began in March 2018, seem to be grabbing our attention the most.

The Fed lowered the upper bound of the target rate from 2.50% to 2.25% on July 31 and indicated it could go lower. Many have questioned the necessity of these rate cuts, especially in light of what we believe is a healthy economy.

If there is any proof to be found, we have witnessed a resilient market despite the twists and turns on the global stage. As the first quarter of 2019 came to a close, the markets rebounded from their lows at the end of 2018.

By the end of August, bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned a solid 9.10% for the calendar year-to-date 2019, and stocks did even better for the same period. Calendar year-to-date, the S&P 500(R) Index and the MSCI All Country World Index returned 18.34% and 13.80%, respectively.

Remember, no one can predict the inevitable and expected market fluctuations. Speak periodically with your investment professional, who can provide insight when it comes to investing and discovering opportunities when they arise.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM)

The EquityCompass Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash-equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF (FTSM). Certain of the ETFs in which the Fund invests may be advised by First Trust. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "ERM."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL            CUMULATIVE
                                                                             TOTAL RETURNS           TOTAL RETURNS
                                                         1 Year Ended     Inception (4/10/17)     Inception (4/10/17)
                                                           8/31/19            to 8/31/19              to 8/31/19
FUND PERFORMANCE
NAV                                                        -13.68%               0.79%                   1.90%
Market Price                                               -13.88%               0.72%                   1.74%

INDEX PERFORMANCE
S&P 500(R) Index                                             2.92%              11.66%                  30.19%
Hedge Fund Research HFRI Equity Hedge Index(1)              -1.99%               3.81%                   9.14%
---------------------------------------------------------------------------------------------------------------------

(1) Cumulative and average annual total returns for the period April 30, 2017 through August 31, 2019. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

(See Notes to Fund Performance Overview on Page 6.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            14.08%
Industrials                                       13.31
Financials                                        13.12
Health Care                                       12.69
Consumer Discretionary                            11.51
Consumer Staples                                   7.60
Real Estate                                        6.75
Utilities                                          5.60
Communication Services                             5.50
Materials                                          5.03
Energy                                             4.81
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Target Corp.                                       0.86%
United Parcel Service, Inc., Class B               0.81
Starbucks Corp.                                    0.79
Assurant, Inc.                                     0.78
Amgen, Inc.                                        0.78
CVS Health Corp.                                   0.78
Costco Wholesale Corp.                             0.77
Medtronic PLC                                      0.77
Western Union (The) Co.                            0.76
Lowe's Cos., Inc.                                  0.76
                                                --------
     Total                                         7.86%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM) (CONTINUED)

            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 APRIL 10, 2017 - AUGUST 31, 2019

             EquityCompass              S&P 500(R)
            Risk Manager ETF              Index
4/10/17         $10,000                  $10,000
8/31/17          10,244                   10,571
2/28/18          11,107                   11,716
8/31/18          11,804                   12,649
2/28/19          10,382                   12,264
8/31/19          10,190                   13,019

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 11, 2017 (commencement of trading) through August 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17          89              0               0             0
9/1/17 - 8/31/18          225              0               0             0
9/1/18 - 8/31/19          146              4               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17          11              0               0             0
9/1/17 - 8/31/18           27              0               0             0
9/1/18 - 8/31/19           98              2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

The EquityCompass Tactical Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF (FTSM). During such periods, the Fund may also invest a significant portion of its assets in securities designed to provide short exposure to broad U.S. market indices including by investing in inverse ETFs. Certain of the ETFs in which the Fund invests may be advised by First Trust. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "TERM."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL            CUMULATIVE
                                                                             TOTAL RETURNS           TOTAL RETURNS
                                                         1 Year Ended     Inception (4/10/17)     Inception (4/10/17)
                                                           8/31/19            to 8/31/19              to 8/31/19
FUND PERFORMANCE
NAV                                                        -24.98%              -4.95%                  -11.44%
Market Price                                               -25.06%              -5.00%                  -11.54%

INDEX PERFORMANCE
S&P 500(R) Index                                             2.92%              11.66%                   30.19%
Hedge Fund Research HFRI Equity Hedge Index(1)              -1.99%               3.81%                    9.14%
---------------------------------------------------------------------------------------------------------------------

(1) Cumulative and average annual total returns for the period April 30, 2017 through August 31, 2019. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

(See Notes to Fund Performance Overview on Page 6.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            14.08%
Industrials                                       13.30
Financials                                        13.11
Health Care                                       12.68
Consumer Discretionary                            11.53
Consumer Staples                                   7.60
Real Estate                                        6.75
Utilities                                          5.60
Communication Services                             5.50
Materials                                          5.04
Energy                                             4.81
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Target Corp.                                       0.86%
United Parcel Service, Inc., Class B               0.81
Starbucks Corp.                                    0.79
Assurant, Inc.                                     0.78
Amgen, Inc.                                        0.78
CVS Health Corp.                                   0.78
Costco Wholesale Corp.                             0.78
Western Union (The) Co.                            0.76
Medtronic PLC                                      0.76
Lowe's Cos., Inc.                                  0.76
                                                --------
     Total                                         7.86%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM) (CONTINUED)

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  APRIL 10, 2017 - AUGUST 31, 2019

            EquityCompass Tactical            S&P 500(R)
               Risk Manager ETF                 Index
4/10/17            $10,000                     $10,000
8/31/17             10,244                      10,571
2/28/18             11,107                      11,716
8/31/18             11,805                      12,649
2/28/19              9,102                      12,264
8/31/19              8,856                      13,019

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 11, 2017 (commencement of trading) through August 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17          83              0               0             0
9/1/17 - 8/31/18          229              0               0             0
9/1/18 - 8/31/19          116              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17          17              0               0             0
9/1/17 - 8/31/18           23              0               0             0
9/1/18 - 8/31/19          129              2               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2019 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to EquityCompass Risk Manager ETF ("ERM") and EquityCompass Tactical Risk Manager ETF ("TERM"). First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolio and certain other services necessary for the management of the portfolios.

                                  SUB-ADVISOR

EquityCompass Investment Management, LLC (formerly known as EquityCompass Strategies and referred to herein as "EquityCompass Investment Management" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds.

                              PORTFOLIO MANAGEMENT

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee (the "Investment Committee"), which manages the Funds' investments, consists of:

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST
JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST
DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST
ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST
TODD LARSON, CFA, VICE PRESIDENT OF FIRST TRUST
CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST
JOHN GAMBLA, SENIOR PORTFOLIO MANAGER, ALTERNATIVES INVESTMENT TEAM OF
   FIRST TRUST
ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER, ALTERNATIVES INVESTMENT TEAM OF
   FIRST TRUST

                         SUB-ADVISOR PORTFOLIO MANAGERS

The Sub-Advisor portfolio managers, as set forth below, provide non-discretionary investment advice to the Investment Committee:

TIMOTHY M. MCCANN, SENIOR PORTFOLIO MANAGER, EQUITYCOMPASS INVESTMENT
   MANAGEMENT, LLC
BERNARD J. KAVANAGH, III, PORTFOLIO MANAGER, EQUITYCOMPASS INVESTMENT
   MANAGEMENT, LLC

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund, while the Sub-Advisor portfolio managers provide non-discretionary investment advice to the Investment Committee. Each portfolio manager has served as part of the portfolio management team of the Fund since inception.

                                   COMMENTARY

MARKET RECAP

During the 12-month period ended August 31, 2019, equity markets and key interest rates moved substantially on fears of trade concerns and uncertainty surrounding the Federal Reserve's (the "Fed") policy on key interest rates. The yield on the 10-Year U.S. Treasury advanced for most of 2018 peaking at 3.248% in early October before retreating lower to 2.686% by year-end and 1.466% at the end of August 2019. This substantial decline in rates reflects a significant shift in Fed policy, which ended the year committed to multiple increases in the Federal Funds rate for 2019 to an easing stance of one or more cuts. Dubbed "The Fed Pivot," this change in stance sent equity markets lower by nearly 20% in December 2018 followed by a rebound in early 2019. Additionally, S&P 500(R) earnings expectations fell substantially in November, December, and January. Equity returns were volatile and mixed for the reporting period. Large-cap stocks, as represented by the S&P 500(R) Index, were up 2.92% while mid-cap and small-cap, represented by the S&P Mid-Cap 400(R) Index and S&P Small-Cap 600(R) Index, fell 6.45% and 15.09%, respectively. The Russell 1000(R) Growth Index posted a relatively strong return of 4.28% while the Russell 1000(R) Value Index edged marginally higher by 0.61%. Utilities, Real Estate, and Consumer Staples were the strongest advancing sectors while Energy, Financials, and Materials were the weakest. Bonds, as represented by the Bloomberg Barclays U.S. Aggregate Total Return Index, posted a strong 10.17% for the period. Forward 12-month earnings estimates for the S&P 500(R), at an all-time high on August 31, 2018 of $171.07, retreated by 1.2% through January 31, 2019 to $169.01 but ended the period at a new all-time high of $173.81 and have advanced for six of the last seven months.

PERFORMANCE REVIEW (ERM/TERM)

ERM and TERM seek to reliably capture broad equity market performance when fundamental and technical conditions are favorable and reduce equity exposure when either, or both, of those indicators show evidence of deterioration. Both ERM and TERM flipped to their most defensive positions in January as forward earnings trends were negative and technical conditions were also highly unfavorable. With a rebound in prices in January, technical conditions improved and both Funds moved to a partial defensive position in February. By the end of March, trends on earnings reverted to positive, and, as such, both Funds moved back to their fully long positions by early April.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2019 (UNAUDITED)

For the 12-month period ended August 31, 2019, ERM and TERM posted net asset value ("NAV") returns of -13.68% and -24.98%, respectively. Market price returns for ERM and TERM were -13.88% and -25.06%, respectively. The primary benchmark for the Funds is the S&P 500(R) Index (the "Benchmark"). For the 12-month period ended August 31, 2019, the S&P 500(R) Index advanced 2.92% on a total return basis. Both ERM and TERM underperformed their Benchmark. The most significant factor affecting relative returns was reduced equity exposure from early January through early April of this year.

The most prevalent factor contributing to underperformance versus the Benchmark was a shift to a heavily defensive position in ERM and TERM in January and a partial defensive position for February and March before being restored back to full equity exposure in April. S&P 500(R) earnings and price trends had deteriorated considerably in November and December 2018. In response to these market conditions, ERM and TERM reacted to reduce equity exposure early in January. Throughout January 2019 market expectations and price trends reversed swiftly as the Fed signaled an abrupt change in policy from tightening to easing. As a result, equities advanced sharply in the first quarter of 2019 resulting in underperformance of ERM and TERM. Once full equity exposure was reinstated in April, ERM and TERM continued to underperform their primary Benchmark.

For the 12-month period ended August 31, 2019, the compositional structure of the exchange-traded funds ("ETFs") have diverged significantly since inception of the Funds. The ETFs have flexibility to offset equity exposure by increasing cash and/or an inverse equity exposure. In January of 2019, ERM and TERM were in their most defensive positions. Specifically, ERM was allocated to 10% equities and 90% cash while TERM was allocated to 90% inverse equities and 10% cash. The long component of the Funds ideally remains the same and did so when they regained equity exposure in April. The long components are expected to resemble risk and return characteristics similar to the S&P 500(R) Equal Weight Total Return Index ("SPEXEWTR"). However, the vastly different stance in defensiveness during the period has bifurcated the return characteristics between the Funds.

A study of our selection process for the long component (equally weighting across the S&P 100(R) Index along with the five smallest stocks by market capitalization across all major sectors in the S&P 500(R) Index) has historically had a correlation of 0.91 and tracking error of 2.2% to the SPXEWTR Index. Barring any hedging activity, we estimate that the long-only equity allocation underperformed the equal weight S&P 500(R) by approximately 2.46%.

Our selection process for the underlying 150 names - representing the long component - tends to result in two distinct biases relative to the equal weight S&P 500(R). Roughly one third of the portfolio will generally be comprised of the smallest names in the S&P 500(R) Index across all major sectors. As a result, they tend to have smaller capitalizations and value-like characteristics. During the period, small-and-mid capitalized stocks significantly underperformed their larger-cap peers. The S&P 500(R) Index advanced 2.92% while the S&P Mid Cap 400(R) Index declined 6.45% and the S&P Small Cap 600(R) Index fell 15.09%. Additionally, value significantly underperformed growth during the period with the Russell 1000(R) Growth Index advancing 4.28% versus the Russell 1000(R) Value Index advancing 0.61%.

Six of the 11 benchmark sectors produced positive returns during the period, with Utilities (+17.15%), Real Estate (+16.30%) and Consumer Staples (+12.66%) leading the advancers. Energy, Financials and Materials were the worst performing sectors for the period declining 22.92%, 5.04% and 4.66% respectively. Sectors with the strongest positive contribution to relative returns were Utilities (overweight), Communication Services (underweight) and Consumer Discretionary (overweight). Sectors with the greatest detraction to returns Real Estate (overweight), Energy (overweight) and Materials (overweight).

MARKET AND FUND OUTLOOK

As of August 31, 2019, forward looking earnings expectations for the S&P 500(R) have shown strong growth. Year-to-date through August, 1-year forward earnings estimates have increased by $2.82 (1.6%) to a level of $173.81 throughout the year. Earnings multiples on the S&P have increased from 14.6x at the beginning of 2019 to 16.8x at the end of August, as prices rebounded on abating market risk factors. As long as expectations for earnings continue to rise and technical patterns remain favorable, we anticipate both Funds to maintain full equity exposure, in our opinion. Looking forward, we see three major geopolitical and economic catalysts that we believe will likely influence markets over the next year: (1) a U.S. trade deal with China; (2) continued easing from the Fed, and; (3) U.S. midterm elections. At the moment, the market is looking past geopolitical issues and focusing on trade and the Fed. Should the Fed signal that they are looking to become more data dependent in response to economic indicators and pause on lowering key interest rates, we would expect to see some price and expectation deterioration as the cost of debt servicing stagnates or increases. Similarly, with China, the most significant negative is the weight of increasing tariffs on global gross domestic product. Interestingly, either a finalized deal or no news of a deal is supportive of continued earnings expansion.

The Equity Risk Management Strategy ("ERMS") is designed to remove emotional decision-making and react to, not anticipate, changes in fundamental and technical conditions to adjust equity exposure accordingly. Currently, the ERMS is fully invested as both fundamental and technical indicators remain favorable and near all-time highs. Should either of these conditions deteriorate, the strategy will move to a partial defensive position. However if both signals deteriorate concurrently the strategy will move to a more significant defensive position.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2019 (UNAUDITED)

As a shareholder of EquityCompass Risk Manager ETF or EquityCompass Tactical Risk Manager ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------
                                                                                      ANNUALIZED
                                                                                     EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING         ENDING        BASED ON THE      DURING THE
                                                   ACCOUNT VALUE    ACCOUNT VALUE      SIX MONTH       SIX MONTH
                                                   MARCH 1, 2019   AUGUST 31, 2019    PERIOD (a)     PERIOD (a) (b)
-------------------------------------------------------------------------------------------------------------------
EQUITYCOMPASS RISK MANAGER ETF (ERM)
Actual                                               $1,000.00        $  981.50          0.61%           $3.05
Hypothetical (5% return before expenses)             $1,000.00        $1,022.13          0.61%           $3.11

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
Actual                                               $1,000.00        $  973.00          0.57%           $2.83
Hypothetical (5% return before expenses)             $1,000.00        $1,022.33          0.57%           $2.91


(a) Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which each Fund invests.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March 1, 2019 through August 31, 2019), multiplied by 184/365 (to reflect the six-month period).

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2019

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.5%
               AEROSPACE & DEFENSE -- 3.6%
          403  Boeing (The) Co.                         $     146,728
          782  General Dynamics Corp.                         149,573
          390  Lockheed Martin Corp.                          149,803
          833  Raytheon Co.                                   154,372
        1,084  United Technologies Corp.                      141,180
                                                        -------------
                                                              741,656
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 1.5%
          893  FedEx Corp.                                    141,639
        1,409  United Parcel Service, Inc.,
                  Class B                                     167,192
                                                        -------------
                                                              308,831
                                                        -------------
               AIRLINES -- 0.7%
        2,266  Alaska Air Group, Inc.                         135,326
                                                        -------------
               AUTOMOBILES -- 1.9%
       14,186  Ford Motor Co.                                 130,086
        3,746  General Motors Co.                             138,939
        4,085  Harley-Davidson, Inc.                          130,311
                                                        -------------
                                                              399,336
                                                        -------------
               BANKS -- 3.9%
        4,914  Bank of America Corp.                          135,184
        2,033  Citigroup, Inc.                                130,824
        1,257  JPMorgan Chase & Co.                           138,094
        8,625  People's United Financial, Inc.                123,941
        2,707  U.S. Bancorp                                   142,632
        3,027  Wells Fargo & Co.                              140,967
                                                        -------------
                                                              811,642
                                                        -------------
               BEVERAGES -- 1.5%
        2,760  Coca-Cola (The) Co.                            151,910
        1,082  PepsiCo, Inc.                                  147,942
                                                        -------------
                                                              299,852
                                                        -------------
               BIOTECHNOLOGY -- 3.4%
        1,939  AbbVie, Inc.                                   127,470
          769  Amgen, Inc.                                    160,429
          607  Biogen, Inc. (a)                               133,388
        1,526  Celgene Corp. (a)                              147,717
        2,089  Gilead Sciences, Inc.                          132,735
                                                        -------------
                                                              701,739
                                                        -------------
               BUILDING PRODUCTS -- 1.3%
        3,060  A.O. Smith Corp.                               142,351
        2,559  Fortune Brands Home & Security,
                  Inc.                                        130,663
                                                        -------------
                                                              273,014
                                                        -------------
               CAPITAL MARKETS -- 3.2%
        1,586  Affiliated Managers Group, Inc.                121,535
        3,220  Bank of New York Mellon (The)
                  Corp.                                       135,433
          305  BlackRock, Inc.                                128,881
          697  Goldman Sachs Group (The), Inc.                142,125
        3,258  Morgan Stanley                                 135,175
                                                        -------------
                                                              663,149
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CHEMICALS -- 2.4%
        2,050  Albemarle Corp.                          $     126,546
        2,930  Dow, Inc.                                      124,906
        1,912  DuPont de Nemours, Inc.                        129,882
        5,828  Mosaic (The) Co.                               107,177
                                                        -------------
                                                              488,511
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.2%
        2,570  Cisco Systems, Inc.                            120,302
          985  F5 Networks, Inc. (a)                          126,799
                                                        -------------
                                                              247,101
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 0.6%
        3,686  Quanta Services, Inc.                          124,955
                                                        -------------
               CONSUMER FINANCE -- 1.3%
        1,144  American Express Co.                           137,703
        1,570  Capital One Financial Corp.                    135,994
                                                        -------------
                                                              273,697
                                                        -------------
               CONTAINERS & PACKAGING -- 2.6%
        1,197  Avery Dennison Corp.                           138,337
        1,460  Packaging Corp. of America                     146,847
        3,257  Sealed Air Corp.                               129,694
        3,854  WestRock Co.                                   131,730
                                                        -------------
                                                              546,608
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.6%
        4,977  H&R Block, Inc.                                120,543
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.3%
          667  Berkshire Hathaway, Inc.,
                  Class B (a)                                 135,674
        7,362  Jefferies Financial Group, Inc.                137,228
                                                        -------------
                                                              272,902
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.4%
        4,235  AT&T, Inc.                                     149,326
        2,473  Verizon Communications, Inc.                   143,830
                                                        -------------
                                                              293,156
                                                        -------------
               ELECTRIC UTILITIES -- 3.5%
        1,604  Duke Energy Corp.                              148,755
        2,933  Exelon Corp.                                   138,614
          688  NextEra Energy, Inc.                           150,727
        1,505  Pinnacle West Capital Corp.                    143,442
        2,563  Southern (The) Co.                             149,320
                                                        -------------
                                                              730,858
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.6%
        2,174  Emerson Electric Co.                           129,549
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.2%
        2,641  FLIR Systems, Inc.                             130,122
          929  IPG Photonics Corp. (a)                        114,945
                                                        -------------
                                                              245,067
                                                        -------------


Page 10                 See Notes to Financial Statements

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  -- 1.1%
        2,889  Helmerich & Payne, Inc.                  $     108,597
        3,686  Schlumberger Ltd.                              119,537
                                                        -------------
                                                              228,134
                                                        -------------
               ENTERTAINMENT -- 1.2%
          384  Netflix, Inc. (a)                              112,800
        1,003  Walt Disney (The) Co.                          137,672
                                                        -------------
                                                              250,472
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 6.7%
        2,818  Apartment Investment &
                  Management Co., Class A                     143,718
        4,430  Duke Realty Corp.                              147,386
        1,103  Federal Realty Investment Trust                142,519
        4,545  Iron Mountain, Inc.                            144,758
        7,839  Kimco Realty Corp.                             144,081
        4,299  Macerich (The) Co.                             122,650
        2,117  Regency Centers Corp.                          136,568
          886  Simon Property Group, Inc.                     131,961
        1,765  SL Green Realty Corp.                          141,588
        2,193  Vornado Realty Trust                           132,611
                                                        -------------
                                                            1,387,840
                                                        -------------
               FOOD & STAPLES RETAILING -- 2.1%
          540  Costco Wholesale Corp.                         159,170
        2,605  Walgreens Boots Alliance, Inc.                 133,350
        1,283  Walmart, Inc.                                  146,596
                                                        -------------
                                                              439,116
                                                        -------------
               FOOD PRODUCTS -- 1.3%
        4,694  Kraft Heinz (The) Co.                          119,791
        2,603  Mondelez International, Inc.,
                  Class A                                     143,738
                                                        -------------
                                                              263,529
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.1%
        1,691  Abbott Laboratories                            144,276
          995  Danaher Corp.                                  141,380
        1,459  Medtronic PLC                                  157,411
                                                        -------------
                                                              443,067
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.1%
        2,621  CVS Health Corp.                               159,671
        2,511  DaVita, Inc. (a)                               141,545
          588  UnitedHealth Group, Inc.                       137,592
                                                        -------------
                                                              438,808
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.5%
          684  McDonald's Corp.                               149,091
        1,676  Starbucks Corp.                                161,835
                                                        -------------
                                                              310,926
                                                        -------------
               HOUSEHOLD DURABLES -- 0.7%
        3,697  Leggett & Platt, Inc.                          137,491
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               HOUSEHOLD PRODUCTS -- 1.5%
        1,961  Colgate-Palmolive Co.                    $     145,408
        1,288  Procter & Gamble (The) Co.                     154,856
                                                        -------------
                                                              300,264
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 1.3%
        8,364  AES Corp.                                      128,220
        4,059  NRG Energy, Inc.                               147,748
                                                        -------------
                                                              275,968
                                                        -------------
               INDUSTRIAL CONGLOMERATES -- 1.8%
          824  3M Co.                                         133,257
       13,376  General Electric Co.                           110,352
          810  Honeywell International, Inc.                  133,342
                                                        -------------
                                                              376,951
                                                        -------------
               INSURANCE -- 3.3%
        1,388  Allstate (The) Corp.                           142,117
        2,659  American International Group,
                  Inc.                                        138,374
        1,312  Assurant, Inc.                                 161,376
        2,866  MetLife, Inc.                                  126,964
        4,202  Unum Group                                     106,773
                                                        -------------
                                                              675,604
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.4%
          130  Alphabet, Inc., Class A (a)                    154,769
          738  Facebook, Inc., Class A (a)                    137,024
                                                        -------------
                                                              291,793
                                                        -------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.4%
           74  Amazon.com, Inc. (a)                           131,445
           75  Booking Holdings, Inc. (a)                     147,481
                                                        -------------
                                                              278,926
                                                        -------------
               IT SERVICES -- 4.8%
          760  Accenture PLC, Class A                         150,609
          977  Alliance Data Systems Corp.                    120,122
        1,022  International Business Machines
                  Corp.                                       138,512
          531  Mastercard, Inc., Class A                      149,407
        1,233  PayPal Holdings, Inc. (a)                      134,459
          818  Visa, Inc., Class A                            147,911
        7,109  Western Union (The) Co.                        157,251
                                                        -------------
                                                              998,271
                                                        -------------
               MACHINERY -- 1.8%
        1,054  Caterpillar, Inc.                              125,426
        2,712  Flowserve Corp.                                115,748
        3,831  Pentair PLC                                    137,610
                                                        -------------
                                                              378,784
                                                        -------------
               MEDIA -- 1.4%
          359  Charter Communications, Inc.,
                  Class A (a)                                 147,043
        3,350  Comcast Corp., Class A                         148,271
                                                        -------------
                                                              295,314
                                                        -------------


                        See Notes to Financial Statements                Page 11

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTILINE RETAIL -- 1.5%
        4,633  Nordstrom, Inc.                          $     134,218
        1,648  Target Corp.                                   176,402
                                                        -------------
                                                              310,620
                                                        -------------
               MULTI-UTILITIES -- 0.7%
        4,925  NiSource, Inc.                                 145,534
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.7%
        1,166  Chevron Corp.                                  137,261
        2,452  Cimarex Energy Co.                             104,896
        2,376  ConocoPhillips                                 123,980
        1,891  Exxon Mobil Corp.                              129,496
        6,795  Kinder Morgan, Inc.                            137,735
        2,947  Occidental Petroleum Corp.                     128,136
                                                        -------------
                                                              761,504
                                                        -------------
               PHARMACEUTICALS -- 5.0%
          844  Allergan PLC                                   134,804
        3,077  Bristol-Myers Squibb Co.                       147,911
        1,260  Eli Lilly and Co.                              142,342
        1,026  Johnson & Johnson                              131,697
        1,682  Merck & Co., Inc.                              145,443
        3,992  Nektar Therapeutics (a)                         70,139
        2,925  Perrigo Co., PLC                               136,832
        3,251  Pfizer, Inc.                                   115,573
                                                        -------------
                                                            1,024,741
                                                        -------------
               PROFESSIONAL SERVICES -- 0.6%
        2,458  Robert Half International, Inc.                131,429
                                                        -------------
               ROAD & RAIL -- 0.7%
          838  Union Pacific Corp.                            135,722
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.6%
        2,984  Intel Corp.                                    141,471
          880  NVIDIA Corp.                                   147,409
        2,055  Qorvo, Inc. (a)                                146,789
        1,861  QUALCOMM, Inc.                                 144,730
        1,236  Texas Instruments, Inc.                        152,955
                                                        -------------
                                                              733,354
                                                        -------------
               SOFTWARE -- 2.0%
          474  Adobe, Inc. (a)                                134,858
        1,051  Microsoft Corp.                                144,891
        2,451  Oracle Corp.                                   127,599
                                                        -------------
                                                              407,348
                                                        -------------
               SPECIALTY RETAIL -- 2.1%
        3,499  Foot Locker, Inc.                              126,629
          683  Home Depot (The), Inc.                         155,662
        1,398  Lowe's Cos., Inc.                              156,856
                                                        -------------
                                                              439,147
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.3%
          707  Apple, Inc.                              $     147,579
        4,013  Xerox Holdings Corp.                           116,337
                                                        -------------
                                                              263,916
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.8%
        4,199  Capri Holdings Ltd. (a)                        110,770
        8,454  Hanesbrands, Inc.                              115,482
        1,691  NIKE, Inc., Class B                            142,889
                                                        -------------
                                                              369,141
                                                        -------------
               TOBACCO -- 1.3%
        2,966  Altria Group, Inc.                             129,733
        1,804  Philip Morris International, Inc.              130,050
                                                        -------------
                                                              259,783
                                                        -------------
               TOTAL COMMON STOCKS -- 99.5%                20,560,989
               (Cost $21,307,521)                       -------------

               MONEY MARKET FUNDS -- 0.3%
       63,788  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 1.95% (b)              63,788
               (Cost $63,788)                           -------------

               TOTAL INVESTMENTS -- 99.8%                  20,624,777
               (Cost $21,371,309) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                          44,604
                                                        -------------
               NET ASSETS -- 100.0%                     $  20,669,381
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of August 31, 2019.

(c) Aggregate cost for federal income tax purposes is $21,382,678. As of August 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,019,884 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,777,785. The net unrealized depreciation was $757,901.


Page 12                 See Notes to Financial Statements

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                           LEVEL 2         LEVEL 3
                          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                           QUOTED        OBSERVABLE      UNOBSERVABLE
                           PRICES          INPUTS           INPUTS
                        ---------------------------------------------
Common Stocks*          $ 20,560,989     $        --     $         --
Money Market Funds            63,788              --               --
                        ---------------------------------------------
Total Investments       $ 20,624,777     $        --     $         --
                        =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 13

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2019

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.5%
               AEROSPACE & DEFENSE -- 3.6%
          585  Boeing (The) Co.                         $     212,993
        1,138  General Dynamics Corp.                         217,665
          572  Lockheed Martin Corp.                          219,711
        1,209  Raytheon Co.                                   224,052
        1,579  United Technologies Corp.                      205,649
                                                        -------------
                                                            1,080,070
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 1.5%
        1,302  FedEx Corp.                                    206,510
        2,049  United Parcel Service, Inc.,
                  Class B                                     243,134
                                                        -------------
                                                              449,644
                                                        -------------
               AIRLINES -- 0.7%
        3,301  Alaska Air Group, Inc.                         197,136
                                                        -------------
               AUTOMOBILES -- 1.9%
       20,648  Ford Motor Co.                                 189,342
        5,455  General Motors Co.                             202,326
        5,953  Harley-Davidson, Inc.                          189,901
                                                        -------------
                                                              581,569
                                                        -------------
               BANKS -- 3.9%
        7,159  Bank of America Corp.                          196,944
        2,961  Citigroup, Inc.                                190,540
        1,835  JPMorgan Chase & Co.                           201,593
       12,585  People's United Financial, Inc.                180,847
        3,947  U.S. Bancorp                                   207,967
        4,412  Wells Fargo & Co.                              205,467
                                                        -------------
                                                            1,183,358
                                                        -------------
               BEVERAGES -- 1.5%
        4,024  Coca-Cola (The) Co.                            221,481
        1,579  PepsiCo, Inc.                                  215,897
                                                        -------------
                                                              437,378
                                                        -------------
               BIOTECHNOLOGY -- 3.4%
        2,819  AbbVie, Inc.                                   185,321
        1,121  Amgen, Inc.                                    233,863
          886  Biogen, Inc. (a)                               194,699
        2,223  Celgene Corp. (a)                              215,186
        3,042  Gilead Sciences, Inc.                          193,289
                                                        -------------
                                                            1,022,358
                                                        -------------
               BUILDING PRODUCTS -- 1.3%
        4,457  A.O. Smith Corp.                               207,340
        3,732  Fortune Brands Home & Security,
                  Inc.                                        190,556
                                                        -------------
                                                              397,896
                                                        -------------
               CAPITAL MARKETS -- 3.2%
        2,314  Affiliated Managers Group, Inc.                177,322
        4,692  Bank of New York Mellon (The)
                  Corp.                                       197,345
          442  BlackRock, Inc.                                186,771
        1,015  Goldman Sachs Group (The), Inc.                206,969
        4,751  Morgan Stanley                                 197,119
                                                        -------------
                                                              965,526
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CHEMICALS -- 2.4%
        2,993  Albemarle Corp.                          $     184,758
        4,271  Dow, Inc.                                      182,073
        2,787  DuPont de Nemours, Inc.                        189,321
        8,495  Mosaic (The) Co.                               156,223
                                                        -------------
                                                              712,375
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.2%
        3,744  Cisco Systems, Inc.                            175,257
        1,436  F5 Networks, Inc. (a)                          184,856
                                                        -------------
                                                              360,113
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 0.6%
        5,373  Quanta Services, Inc.                          182,145
                                                        -------------
               CONSUMER FINANCE -- 1.3%
        1,664  American Express Co.                           200,296
        2,292  Capital One Financial Corp.                    198,533
                                                        -------------
                                                              398,829
                                                        -------------
               CONTAINERS & PACKAGING -- 2.6%
        1,744  Avery Dennison Corp.                           201,554
        2,126  Packaging Corp. of America                     213,833
        4,749  Sealed Air Corp.                               189,105
        5,618  WestRock Co.                                   192,024
                                                        -------------
                                                              796,516
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.6%
        7,263  H&R Block, Inc.                                175,910
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.3%
          971  Berkshire Hathaway, Inc.,
                  Class B (a)                                 197,511
       10,732  Jefferies Financial Group, Inc.                200,045
                                                        -------------
                                                              397,556
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.4%
        6,169  AT&T, Inc.                                     217,519
        3,604  Verizon Communications, Inc.                   209,609
                                                        -------------
                                                              427,128
                                                        -------------
               ELECTRIC UTILITIES -- 3.5%
        2,335  Duke Energy Corp.                              216,548
        4,278  Exelon Corp.                                   202,178
        1,002  NextEra Energy, Inc.                           219,518
        2,194  Pinnacle West Capital Corp.                    209,110
        3,733  Southern (The) Co.                             217,485
                                                        -------------
                                                            1,064,839
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.6%
        3,168  Emerson Electric Co.                           188,781
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.2%
        3,853  FLIR Systems, Inc.                             189,837
        1,351  IPG Photonics Corp. (a)                        167,159
                                                        -------------
                                                              356,996
                                                        -------------


Page 14                 See Notes to Financial Statements

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  -- 1.1%
        4,203  Helmerich & Payne, Inc.                  $     157,991
        5,359  Schlumberger Ltd.                              173,792
                                                        -------------
                                                              331,783
                                                        -------------
               ENTERTAINMENT -- 1.2%
          558  Netflix, Inc. (a)                              163,912
        1,461  Walt Disney (The) Co.                          200,537
                                                        -------------
                                                              364,449
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 6.7%
        4,108  Apartment Investment &
                  Management Co., Class A                     209,508
        6,458  Duke Realty Corp.                              214,858
        1,606  Federal Realty Investment Trust                207,511
        6,613  Iron Mountain, Inc.                            210,624
       11,433  Kimco Realty Corp.                             210,139
        6,263  Macerich (The) Co.                             178,683
        3,089  Regency Centers Corp.                          199,271
        1,289  Simon Property Group, Inc.                     191,984
        2,573  SL Green Realty Corp.                          206,406
        3,200  Vornado Realty Trust                           193,504
                                                        -------------
                                                            2,022,488
                                                        -------------
               FOOD & STAPLES RETAILING -- 2.1%
          788  Costco Wholesale Corp.                         232,271
        3,798  Walgreens Boots Alliance, Inc.                 194,419
        1,872  Walmart, Inc.                                  213,895
                                                        -------------
                                                              640,585
                                                        -------------
               FOOD PRODUCTS -- 1.3%
        6,840  Kraft Heinz (The) Co.                          174,557
        3,798  Mondelez International, Inc.,
                  Class A                                     209,725
                                                        -------------
                                                              384,282
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.1%
        2,468  Abbott Laboratories                            210,570
        1,449  Danaher Corp.                                  205,888
        2,124  Medtronic PLC                                  229,158
                                                        -------------
                                                              645,616
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.1%
        3,821  CVS Health Corp.                               232,775
        3,658  DaVita, Inc. (a)                               206,202
          858  UnitedHealth Group, Inc.                       200,772
                                                        -------------
                                                              639,749
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.5%
          998  McDonald's Corp.                               217,534
        2,443  Starbucks Corp.                                235,896
                                                        -------------
                                                              453,430
                                                        -------------
               HOUSEHOLD DURABLES -- 0.7%
        5,386  Leggett & Platt, Inc.                          200,305
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               HOUSEHOLD PRODUCTS -- 1.5%
        2,861  Colgate-Palmolive Co.                    $     212,143
        1,875  Procter & Gamble (The) Co.                     225,431
                                                        -------------
                                                              437,574
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 1.3%
       12,183  AES Corp.                                      186,765
        5,907  NRG Energy, Inc.                               215,015
                                                        -------------
                                                              401,780
                                                        -------------
               INDUSTRIAL CONGLOMERATES -- 1.8%
        1,200  3M Co.                                         194,064
       19,528  General Electric Co.                           161,106
        1,180  Honeywell International, Inc.                  194,252
                                                        -------------
                                                              549,422
                                                        -------------
               INSURANCE -- 3.3%
        2,021  Allstate (The) Corp.                           206,930
        3,875  American International Group,
                  Inc.                                        201,655
        1,910  Assurant, Inc.                                 234,930
        4,177  MetLife, Inc.                                  185,041
        6,127  Unum Group                                     155,687
                                                        -------------
                                                              984,243
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.4%
          190  Alphabet, Inc., Class A (a)                    226,201
        1,073  Facebook, Inc., Class A (a)                    199,224
                                                        -------------
                                                              425,425
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 1.4%
          109  Amazon.com, Inc. (a)                           193,616
          111  Booking Holdings, Inc. (a)                     218,271
                                                        -------------
                                                              411,887
                                                        -------------
               IT SERVICES -- 4.8%
        1,106  Accenture PLC, Class A                         219,176
        1,421  Alliance Data Systems Corp.                    174,712
        1,489  International Business Machines
                  Corp.                                       201,804
          773  Mastercard, Inc., Class A                      217,499
        1,800  PayPal Holdings, Inc. (a)                      196,290
        1,192  Visa, Inc., Class A                            215,538
       10,360  Western Union (The) Co.                        229,163
                                                        -------------
                                                            1,454,182
                                                        -------------
               MACHINERY -- 1.8%
        1,535  Caterpillar, Inc.                              182,665
        3,951  Flowserve Corp.                                168,629
        5,583  Pentair PLC                                    200,541
                                                        -------------
                                                              551,835
                                                        -------------
               MEDIA -- 1.4%
          522  Charter Communications, Inc.,
                  Class A (a)                                 213,806
        4,883  Comcast Corp., Class A                         216,121
                                                        -------------
                                                              429,927
                                                        -------------


                        See Notes to Financial Statements                Page 15

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTILINE RETAIL -- 1.5%
        6,753  Nordstrom, Inc.                          $     195,634
        2,398  Target Corp.                                   256,682
                                                        -------------
                                                              452,316
                                                        -------------
               MULTI-UTILITIES -- 0.7%
        7,184  NiSource, Inc.                                 212,287
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.7%
        1,698  Chevron Corp.                                  199,888
        3,564  Cimarex Energy Co.                             152,468
        3,455  ConocoPhillips                                 180,282
        2,752  Exxon Mobil Corp.                              188,457
        9,888  Kinder Morgan, Inc.                            200,430
        4,288  Occidental Petroleum Corp.                     186,442
                                                        -------------
                                                            1,107,967
                                                        -------------
               PHARMACEUTICALS -- 5.0%
        1,230  Allergan PLC                                   196,455
        4,477  Bristol-Myers Squibb Co.                       215,209
        1,838  Eli Lilly and Co.                              207,639
        1,494  Johnson & Johnson                              191,770
        2,449  Merck & Co., Inc.                              211,765
        5,824  Nektar Therapeutics (a)                        102,328
        4,260  Perrigo Co., PLC                               199,283
        4,738  Pfizer, Inc.                                   168,436
                                                        -------------
                                                            1,492,885
                                                        -------------
               PROFESSIONAL SERVICES -- 0.6%
        3,580  Robert Half International, Inc.                191,423
                                                        -------------
               ROAD & RAIL -- 0.7%
        1,222  Union Pacific Corp.                            197,915
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.6%
        4,349  Intel Corp.                                    206,186
        1,282  NVIDIA Corp.                                   214,748
        2,994  Qorvo, Inc. (a)                                213,862
        2,713  QUALCOMM, Inc.                                 210,990
        1,803  Texas Instruments, Inc.                        223,121
                                                        -------------
                                                            1,068,907
                                                        -------------
               SOFTWARE -- 2.0%
          691  Adobe, Inc. (a)                                196,597
        1,530  Microsoft Corp.                                210,926
        3,573  Oracle Corp.                                   186,010
                                                        -------------
                                                              593,533
                                                        -------------
               SPECIALTY RETAIL -- 2.1%
        5,092  Foot Locker, Inc.                              184,280
          998  Home Depot (The), Inc.                         227,454
        2,040  Lowe's Cos., Inc.                              228,888
                                                        -------------
                                                              640,622
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.3%
        1,033  Apple, Inc.                              $     215,628
        5,854  Xerox Holdings Corp.                           169,708
                                                        -------------
                                                              385,336
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.8%
        6,109  Capri Holdings Ltd. (a)                        161,155
       12,303  Hanesbrands, Inc.                              168,059
        2,465  NIKE, Inc., Class B                            208,293
                                                        -------------
                                                              537,507
                                                        -------------
               TOBACCO -- 1.3%
        4,321  Altria Group, Inc.                             189,000
        2,631  Philip Morris International, Inc.              189,669
                                                        -------------
                                                              378,669
                                                        -------------
               TOTAL COMMON STOCKS -- 99.5%                29,964,452
               (Cost $31,250,770)                       -------------

               MONEY MARKET FUNDS -- 0.3%
       82,694  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class - 1.95% (b)              82,694
               (Cost $82,694)                           -------------

               TOTAL INVESTMENTS -- 99.8%                  30,047,146
               (Cost $31,333,464) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                          63,852
                                                        -------------
               NET ASSETS -- 100.0%                     $  30,110,998
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of August 31, 2019.

(c) Aggregate cost for federal income tax purposes is $31,333,525. As of August 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,306,830 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,593,209. The net unrealized depreciation was $1,286,379.


Page 16                 See Notes to Financial Statements

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2019

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                           LEVEL 2         LEVEL 3
                          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                           QUOTED        OBSERVABLE      UNOBSERVABLE
                           PRICES          INPUTS           INPUTS
                        ---------------------------------------------
Common Stocks*          $ 29,964,452     $        --     $         --
Money Market Funds            82,694              --               --
                        ---------------------------------------------
Total Investments       $ 30,047,146     $        --     $         --
                        =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2019

                                                                                                     EQUITYCOMPASS
                                                                              EQUITYCOMPASS             TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                  (ERM)                  (TERM)
                                                                             ----------------       ----------------
ASSETS:
Investments, at value..................................................      $     20,624,777       $     30,047,146
Dividends receivable...................................................                56,795                 81,135
                                                                             ----------------       ----------------
   Total Assets........................................................            20,681,572             30,128,281
                                                                             ----------------       ----------------
LIABILITIES:
Due to custodian.......................................................                     2                     --
Investment advisory fees payable.......................................                12,189                 17,283
                                                                             ----------------       ----------------
   Total Liabilities...................................................                12,191                 17,283
                                                                             ----------------       ----------------
NET ASSETS.............................................................      $     20,669,381       $     30,110,998
                                                                             ================       ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $     25,131,650       $     44,669,083
Par value..............................................................                10,500                 17,500
Accumulated distributable earnings (loss)..............................            (4,472,769)           (14,575,585)
                                                                             ----------------       ----------------
NET ASSETS.............................................................      $     20,669,381       $     30,110,998
                                                                             ================       ================
NET ASSET VALUE, per share.............................................      $          19.69       $          17.21
                                                                             ================       ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................             1,050,002              1,750,002
                                                                             ================       ================
Investments, at cost...................................................      $     21,371,309       $     31,333,464
                                                                             ================       ================


Page 18                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2019

                                                                                                     EQUITYCOMPASS
                                                                              EQUITYCOMPASS             TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                  (ERM)                  (TERM)
                                                                             ----------------       ----------------
INVESTMENT INCOME:
Dividends - Unaffiliated...............................................      $        562,875       $        883,606
Dividends - Affiliated.................................................               108,731                183,670
                                                                             ----------------       ----------------
   Total investment income.............................................               671,606              1,067,276
                                                                             ----------------       ----------------
EXPENSES:
Investment advisory fees...............................................               175,657                309,309
                                                                             ----------------       ----------------
   Total expenses......................................................               175,657                309,309
   Less fees waived by the investment advisor..........................               (15,618)               (26,798)
                                                                             ----------------       ----------------
   Net expenses........................................................               160,039                282,511
                                                                             ----------------       ----------------
NET INVESTMENT INCOME (LOSS)...........................................               511,567                784,765
                                                                             ----------------       ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated..........................................            (3,198,385)           (11,780,790)
   Investments - Affiliated............................................                31,600                 (1,172)
   In-kind redemptions - Unaffiliated..................................             1,264,984              1,156,677
   In-kind redemptions - Affiliated....................................                 2,645                 12,340
                                                                             ----------------       ----------------
Net realized gain (loss)...............................................            (1,899,156)           (10,612,945)
                                                                             ----------------       ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated..........................................            (2,924,408)            (6,042,566)
   Investments - Affiliated............................................                    --                     --
                                                                             ----------------       ----------------
Net change in unrealized appreciation (depreciation)...................            (2,924,408)            (6,042,566)
                                                                             ----------------       ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            (4,823,564)           (16,655,511)
                                                                             ----------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $     (4,311,997)      $    (15,870,746)
                                                                             ================       ================


                        See Notes to Financial Statements                Page 19

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        EQUITYCOMPASS                      EQUITYCOMPASS
                                                                       RISK MANAGER ETF              TACTICAL RISK MANAGER ETF
                                                                            (ERM)                              (TERM)
                                                               --------------------------------   --------------------------------
                                                                    YEAR             YEAR              YEAR             YEAR
                                                                    ENDED            ENDED             ENDED            ENDED
                                                                  8/31/2019        8/31/2018         8/31/2019        8/31/2018
                                                               ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss)..............................     $       511,567  $       326,127   $       784,765  $       660,672
Net realized gain (loss)..................................          (1,899,156)         315,240       (10,612,945)         287,766
Net change in unrealized appreciation (depreciation)......          (2,924,408)       2,144,807        (6,042,566)       4,686,511
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations........................................          (4,311,997)       2,786,174       (15,870,746)       5,634,949
                                                               ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................            (605,746)                          (832,241)
                                                               ---------------                    ---------------
Net investment income.....................................                             (262,760)                          (520,836)
                                                                                ---------------                    ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................           9,146,356       21,810,197        17,687,113       48,493,246
Cost of shares redeemed...................................         (11,547,316)      (6,595,086)      (32,708,789)     (14,322,924)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................          (2,400,960)      15,215,111       (15,021,676)      34,170,322
                                                               ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets...................          (7,318,703)      17,738,525       (31,724,663)      39,284,435
NET ASSETS:
Beginning of period.......................................          27,988,084       10,249,559        61,835,661       22,551,226
                                                               ---------------  ---------------   ---------------  ---------------
End of period.............................................     $    20,669,381  $    27,988,084   $    30,110,998  $    61,835,661
                                                               ===============  ===============   ===============  ===============
Accumulated net investment income (loss)
   at end of period.......................................                      $       194,252                    $       200,281
                                                                                ===============                    ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................           1,200,002          500,002         2,650,002        1,100,002
Shares sold...............................................             400,000        1,000,000           850,000        2,200,000
Shares redeemed...........................................            (550,000)        (300,000)       (1,750,000)        (650,000)
                                                               ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period.........................           1,050,002        1,200,002         1,750,002        2,650,002
                                                               ===============  ===============   ===============  ===============


Page 20                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

EQUITYCOMPASS RISK MANAGER ETF (ERM)

                                                                   YEAR ENDED AUGUST 31,      PERIOD
                                                                  ----------------------      ENDED
                                                                     2019        2018     8/31/2017 (a)
                                                                  ----------  ----------  --------------
Net asset value, beginning of period............................   $  23.32    $  20.50      $  20.05
                                                                   --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................       0.39        0.30          0.10
Net realized and unrealized gain (loss).........................      (3.56)       2.80          0.39
                                                                   --------    --------      --------
Total from investment operations................................      (3.17)       3.10          0.49
                                                                   --------    --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................      (0.46)      (0.28)        (0.04)
Net realized gain...............................................      (0.00)(b)      --            --
                                                                   --------    --------      --------
Total distributions.............................................      (0.46)      (0.28)        (0.04)
                                                                   --------    --------      --------
Net asset value, end of period..................................   $  19.69    $  23.32      $  20.50
                                                                   ========    ========      ========
TOTAL RETURN (c)................................................     (13.68)%     15.23%         2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................   $ 20,669    $ 27,988      $ 10,250
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (d)...............       0.65%       0.65%         0.65% (e)
Ratio of net expenses to average net assets (d).................       0.59%       0.64%         0.65% (e)
Ratio of net investment income (loss) to average net assets.....       1.89%       1.52%         1.81% (e)
Portfolio turnover rate (f).....................................        207%        121%            8%


EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
                                                                   YEAR ENDED AUGUST 31,      PERIOD
                                                                  ----------------------      ENDED
                                                                     2019        2018     8/31/2017 (a)
                                                                  ----------  ----------  --------------

Net asset value, beginning of period............................   $  23.33    $  20.50      $  20.05
                                                                   --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................       0.34        0.29          0.09
Net realized and unrealized gain (loss).........................      (6.13)       2.81          0.40
                                                                   --------    --------      --------
Total from investment operations................................      (5.79)       3.10          0.49
                                                                   --------    --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................      (0.33)      (0.27)        (0.04)
                                                                   --------    --------      --------
Net asset value, end of period..................................   $  17.21    $  23.33      $  20.50
                                                                   ========    ========      ========
TOTAL RETURN (c)................................................     (24.98)%      5.24%         2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................   $ 30,111    $ 61,836      $ 22,551
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (d)...............       0.65%       0.65%         0.65% (e)
Ratio of net expenses to average net assets (d).................       0.59%       0.64%         0.65% (e)
Ratio of net investment income (loss) to average net assets.....       1.65%       1.52%         1.85% (e)
Portfolio turnover rate (f).....................................        317%        120%           10%

(a) Inception date is April 10, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(d) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(e)   Annualized.

(f) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 21

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of seven funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

        EquityCompass Risk Manager ETF - (NYSE Arca ticker "ERM")
        EquityCompass Tactical Risk Manager ETF - (NYSE Arca ticker "TERM")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund. ERM's and TERM's primary investment objective is to seek to provide long term capital appreciation with capital preservation as a secondary objective. Each Fund seeks to achieve its investment objectives by investing, under normal market conditions, in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's sub-advisor, EquityCompass Investment Management, LLC (formerly EquityCompass Strategies) (the "Sub-Advisor"), each Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or each Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF (FTSM). Certain of the ETFs in which each Fund invests may be advised by First Trust Advisors L.P. ("First Trust" or the "Advisor"). During an unfavorable market period, TERM may also invest in inverse ETFs which seek to provide investments results that match a negative return of the performance of an underlying index like the S&P 500(R).

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust, in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of August 31, 2019, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. AFFILIATED TRANSACTIONS

Each Fund invests in securities of affiliated funds. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations. Each Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

Amounts related to these investments in each Fund at August 31, 2019, and for the fiscal year then ended are as follows:

                                                                                   CHANGE IN
                                                                                   UNREALIZED    REALIZED
                          SHARES AT    VALUE AT                                   APPRECIATION     GAIN      VALUE AT    DIVIDEND
SECURITY NAME             8/31/2019    8/31/2018     PURCHASES        SALES      (DEPRECIATION)   (LOSS)     8/31/2019    INCOME
----------------------------------------------------------------------------------------------------------------------------------
ERM
First Trust Enhanced
   Short Maturity ETF        --       $        --  $  24,650,033  $(24,684,278)  $           --  $  34,245  $        --  $ 108,731
                                      ============================================================================================
TERM
First Trust Enhanced
   Short Maturity ETF        --       $        --  $  50,982,161  $(50,993,329)  $           --  $  11,168  $        --  $ 183,670
                                      ============================================================================================

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2019 was as follows:

                                                               Distributions  Distributions  Distributions
                                                                 paid from      paid from      paid from
                                                                 Ordinary        Capital       Return of
                                                                  Income          Gains         Capital
                                                               -------------  -------------  -------------
EquityCompass Risk Manager ETF                                  $   599,411    $     6,335    $        --
EquityCompass Tactical Risk Manager ETF                             832,241             --             --

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2018 was as follows:

                                                               Distributions  Distributions  Distributions
                                                                 paid from      paid from      paid from
                                                                 Ordinary        Capital       Return of
                                                                  Income          Gains         Capital
                                                               -------------  -------------  -------------
EquityCompass Risk Manager ETF                                  $   262,760    $        --    $        --
EquityCompass Tactical Risk Manager ETF                             520,836             --             --

As of August 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                               Accumulated        Net
                                                               Undistributed   Capital and    Unrealized
                                                                 Ordinary         Other      Appreciation
                                                                  Income       Gain (Loss)  (Depreciation)
                                                               -------------  -------------  -------------
EquityCompass Risk Manager ETF                                  $   106,391    $(3,821,259)   $  (757,901)
EquityCompass Tactical Risk Manager ETF                             152,805    (13,442,011)    (1,286,379)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

E. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017, 2018, and 2019 remain open to federal and state audit. As of August 31, 2019, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2019, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                      Non-Expiring Capital Loss
                                                            Carryforwards
                                                      -------------------------
EquityCompass Risk Manager ETF                              $  3,821,259
EquityCompass Tactical Risk Manager ETF                       13,442,011

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2019, the Funds had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2019, the adjustments for each Fund were as follows:

                                                                                Accumulated
                                                                Accumulated     Net Realized
                                                               Net Investment   Gain (Loss)       Paid-in
                                                               Income (Loss)   on Investments     Capital
                                                               --------------  --------------  -------------
EquityCompass Risk Manager ETF                                  $     1,838     $ (1,166,054)   $ 1,164,216
EquityCompass Tactical Risk Manager ETF                                  --         (960,637)       960,637

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

G. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

The Funds and First Trust have retained the Sub-Advisor to provide recommendations to the Advisor regarding the selection and allocation of the securities in each Fund's investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund's assets and is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, other services and license fees, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Funds have each agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. In addition, each Fund incurs acquired fund fees and expenses. The total of unitary management fee and acquired fund fees and expenses represents each Fund's total annual operating expenses.

Pursuant to a contractual agreement between the Trust, on behalf of the Funds, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Funds so that the Funds would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Funds' management agreement with First Trust. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust. During the fiscal year ended August 31, 2019, the Advisor waived fees of $15,618 and $26,798 for ERM and TERM, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2019, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 Purchases          Sales
                                                               -------------    -------------
EquityCompass Risk Manager ETF                                 $  55,231,881    $  55,378,548
EquityCompass Tactical Risk Manager ETF                          148,906,453      148,987,029

For the fiscal year ended August 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 Purchases          Sales
                                                               -------------    -------------
EquityCompass Risk Manager ETF                                 $   9,130,060    $  11,484,331
EquityCompass Tactical Risk Manager ETF                           17,646,970       32,573,563

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2019

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2020.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND VIII:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of EquityCompass Risk Manager ETF and EquityCompass Tactical Risk Manager ETF (the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII (the "Trust"), including the portfolios of investments, as of August 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for years ended August 31, 2019 and 2018, and the period from April 10, 2017 (commencement of operations) through August 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the two portfolios included within the First Trust Exchange-Traded Fund VIII as of August 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the years ended August 31, 2019 and 2018, and for the period from April 10, 2017 (commencement of operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 24, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended August 31, 2019, the following percentages of income dividend paid by the Funds qualified for the dividends received deduction available to corporations:

                                                    Dividends Received Deduction
                                                    ----------------------------
EquityCompass Risk Manager ETF                                 96.10%
EquityCompass Tactical Risk Manager ETF                        98.06%

For the taxable year ended August 31, 2019, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:

                                                     Qualified Dividend Income
                                                    ----------------------------
EquityCompass Risk Manager ETF                                100.00%
EquityCompass Tactical Risk Manager ETF                       100.00%

For the fiscal year ended August 31, 2019, the amount of long-term capital gain distributions designated by EquityCompass Risk Manager ETF was $6,335 which is taxable at the applicable capital gain tax rates for federal income tax purposes.

A portion of each of the Funds' 2019 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended August 31, 2019, may be eligible for the Qualified Business Income Deduction (QBI) under Code Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trust (REIT) these Funds invest in.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, the Advisor and Choice Financial Partners, Inc. d/b/a EquityCompass Strategies (now EquityCompass Investment Management, LLC) (the "Sub-Advisor") on behalf of the following two series of the Trust (each a "Fund" and collectively, the "Funds"):

        EquityCompass Equity Risk Manager ETF (ERM)
        EquityCompass Tactical Equity Risk Manager ETF (TERM)

The Board approved the continuation of the Agreements for each Fund for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019. The Board determined for each Fund that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund's unitary fee.

In reviewing the Agreements for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor's day-to-day management of each Fund's investments, including portfolio risk monitoring and performance review. The Board considered that the Sub-Advisor is responsible for the selection and ongoing monitoring of the securities in the Funds' investment portfolios, but that the Advisor executes each Fund's portfolio trades. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that each Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund's investments. The Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to each Fund, including the Sub-Advisor's day-to-day management of the Funds' investments. In considering the Sub-Advisor's management of the Funds, the Board noted the background and experience of the Sub-Advisor's portfolio management team, including the Board's prior meetings with members of the portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by each Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee for each Fund is paid by the Advisor from the Fund's unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b 1 plan, if any, and extraordinary expenses. The Board noted that the Advisor agreed to waive its unitary fee to the extent of acquired fund fees and expenses of shares of investment companies advised by the Advisor that are held by the Fund. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each Fund was below the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information comparing each Fund's performance for the one-year period ended December 31, 2018 to the performance of the funds in the applicable Performance Universe and a benchmark index. Based on the information provided, the Board noted that each Fund underperformed its Performance Universe median and benchmark index for the one-year period ended December 31, 2018. The Board noted information provided by the Sub-Advisor on reasons for the Funds' underperformance.

On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2018 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

The Board considered the Sub-Advisor's statements to the effect that it does not believe there are any economies of scale to be achieved in connection with providing sub-advisory services to the Funds and that the Sub-Advisor does not expect that its expenses relating to providing services to the Funds to change in the next twelve months. The Board did not review the profitability of the Sub-Advisor with respect to each Fund. The Board noted that the Advisor pays the Sub-Advisor for each Fund from its unitary fee and its understanding that each Fund's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential fall-out benefits to the Sub-Advisor from being associated with the Advisor and the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                TERM OF OFFICE                                                 THE FIRST TRUST      DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                  FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS                OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;          163          None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.           163          Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial            163          Director of Trust
(1956)                                             and Management Consulting)                                     Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),          163          None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to
                                                   September 2014), Dew Learning LLC
                                                   (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust              163          None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

                              POSITION AND             TERM OF OFFICE
       NAME                      OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
 AND YEAR OF BIRTH             WITH TRUST                  SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term   Managing Director and Chief Financial Officer
(1966)                Officer                                             (January 2016 to Present), Controller (January 2011
                                                      o Since Inception   to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer
                                                                          (January 2016 to Present), BondWave LLC
                                                                          (Software Development Company) and Stonebridge
                                                                          Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term   Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                   President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since Inception   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term   General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                       First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception   Counsel, BondWave LLC; Secretary, Stonebridge
                                                                          Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term   Managing Director, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term   Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                             and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1966)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1970)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2019 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
EquityCompass Investment Management, LLC
1 South Street, 16th Floor
Baltimore, Maryland 21202

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust Low Duration Strategic Focus ETF (LDSF)

----------------------------
       Annual Report
       For the Period
      January 3, 2019
(Commencement of Operations)
  through August 31, 2019
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                 ANNUAL REPORT
                                AUGUST 31, 2019

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Commentary.........................................................  4
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities..........................................  7
Statement of Operations......................................................  8
Statement of Changes in Net Assets...........................................  9
Financial Highlights......................................................... 10
Notes to Financial Statements................................................ 11
Report of Independent Registered Public Accounting Firm...................... 16
Additional Information....................................................... 17
Board of Trustees and Officers............................................... 19
Privacy Policy............................................................... 21

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust Low Duration Strategic Focus ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2019

Dear Shareholders:

One thing we can all agree on and expect: headline news coming out of Washington, DC continues to influence the financial markets. The tariff skirmishes and the Federal Reserve's (the "Fed") response to the now seventeen-month saga that began in March 2018, seem to be grabbing our attention the most.

The Fed lowered the upper bound of the target rate from 2.50% to 2.25% on July 31 and indicated it could go lower. Many have questioned the necessity of these rate cuts, especially in light of what we believe is a healthy economy.

If there is any proof to be found, we have witnessed a resilient market despite the twists and turns on the global stage. As the first quarter of 2019 came to a close, the markets rebounded from their lows at the end of 2018.

By the end of August, bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned a solid 9.10% for the calendar year-to-date 2019, and stocks did even better for the same period. Calendar year-to-date, the S&P 500(R) Index and the MSCI All Country World Index returned 18.34% and 13.80%, respectively.

Remember, no one can predict the inevitable and expected market fluctuations. Speak periodically with your investment professional, who can provide insight when it comes to investing and discovering opportunities when they arise.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)

The First Trust Low Duration Strategic Focus ETF (the "Fund") seeks to generate current income, with a secondary objective of preservation of capital. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "LDSF."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                       CUMULATIVE
                                                                                                     TOTAL RETURNS
                                                                                                   Inception (1/3/19)
                                                                                                       to 8/31/19
FUND PERFORMANCE
NAV                                                                                                      4.52%
Market Price                                                                                             4.57%

INDEX PERFORMANCE
Blended Benchmark(1)                                                                                     5.64%
Bloomberg Barclays 1-5 Year Government/Credit Index                                                      4.33%
---------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------
(1) The Benchmark consists of the following two indexes: 80% of the Bloomberg Barclays 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofAML US High Yield Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate deb publicly issued in the U.S. domestic market but caps issuer exposure at 2%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF) (CONTINUED)

                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JANUARY 3, 2019 - AUGUST 31, 2019

            First Trust Low Duration       Blended       Bloomberg Barclays 1-5 Year
              Strategic Focus ETF         Benchmark        Government/Credit Index
1/3/19              $10,000                $10,000                 $10,000
2/28/19              10,210                 10,151                  10,037
8/31/19              10,452                 10,564                  10,433


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 4, 2019 (commencement of trading) through August 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/4/19 - 8/31/19          155              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/4/19 - 8/31/19           11              0               0             0

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                 ANNUAL REPORT
                          AUGUST 31, 2019 (UNAUDITED)


                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor) serves as the investment advisor to the First Trust Low Duration Strategic Focus ETF (the "Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and provide certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST
DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
   MANAGING DIRECTOR OF FIRST TRUST
CHRIS A. PETERSON, SENIOR VICE PRESIDENT OF FIRST TRUST
WILLIAM HOUSEY, SENIOR VICE PRESIDENT OF FIRST TRUST
STEVE COLLINS, SENIOR VICE PRESIDENT OF FIRST TRUST

                                   COMMENTARY

The Fund seeks to generate current income, with a secondary objective of preservation of capital. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less.

MARKET RECAP

From the Fund's inception on January 3, 2019 through the fiscal period ended August 31, 2019, short duration investment grade government and corporate bonds as measured by the Bloomberg Barclays 1-5 Year Government/Credit Index (the "Benchmark") returned 4.33%.

In a market that was characterized by falling Treasury yields, the Benchmark's monthly performance was positive each month, except for July. The beginning of 2019 saw a sharp reversal in risk appetite from the fourth quarter of 2018 as the Federal Reserve (the "Fed") became more "dovish" in response to greater business uncertainty stemming from the trade war with China.

PERFORMANCE ANALYSIS

For the fiscal period ended August 31, 2019, the net asset value ("NAV") and market price total return for the Fund were 4.52% and 4.57%, respectively. The Fund's Benchmark provided a return of 4.33% over the same period. The Fund's NAV total return exceeded the Benchmark's total return by 0.19%.

Monthly relative performance was choppy throughout the period, but the Fund outperformed the Benchmark in a falling yield environment despite having a shorter duration profile. This was significantly influenced by strong relative performance in January, February and April from the Fund's exposure to credit risk as expressed by the Fund's 25% weight in the First Trust Senior Loan Fund ("FTSL"). FTSL earned a total return of 6.32% over the period. The overall outperformance from this allocation was somewhat offset in March, May and August when FTSL trailed the Benchmark during periods of declining interest rates resulting from dovish central bank sentiment amid concerns about the global growth rates and elevated trade tensions.

The Fund's large position in mortgage securities detracted from relative performance as the First Trust Low Duration Opportunities ETF earned a total return of 3.58% over the period. As a result of falling yields, the Fund's 22.5% weight in ultra-short securities in the First Trust Enhanced Short Maturity ETF ("FTSM") also detracted from relative performance as FTSM earned a total return of 2.04%.

MARKET AND FUND OUTLOOK

Following a 25 basis point ("bps") cut in the target range for the federal funds rate in July and, following the end of the Fund's fiscal year ended August 31, 2019, another 25 bps cut in September, the "dot-plot" median for the year-end 2019 is now a full 100 bps lower than it was in December of 2018. We continue to believe the strength of the U.S. economy and labor markets will eventually push core inflation higher over the intermediate term. While we have modestly increased duration since inception, the Fund remains below Benchmark duration with the expectation that rates will continue higher over the longer term. We remain constructive on ultra-short maturity securities given the flat and inverted yield curve which we believe provides attractive value to the front end of the yield curve. We favor positions in mortgage-backed securities given favorable valuations, limited credit risk and our expectation for these securities to benefit from potential Fed rate cuts and we believe senior loans are relatively attractive when compared to high yield bonds given their secured position in the capital structure and valuations.

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2019 (UNAUDITED)

As a shareholder of First Trust Low Duration Strategic Focus ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------
                                                                                      ANNUALIZED
                                                                                     EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING         ENDING        BASED ON THE      DURING THE
                                                   ACCOUNT VALUE    ACCOUNT VALUE      SIX-MONTH       SIX-MONTH
                                                   MARCH 1, 2019   AUGUST 31, 2019    PERIOD (a)     PERIOD (a) (b)
-------------------------------------------------------------------------------------------------------------------
FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
Actual                                               $1,000.00        $1,023.80          0.20%           $1.02
Hypothetical (5% return before expenses)             $1,000.00        $1,024.20          0.20%           $1.02


(a) Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March 1, 2019 through August 31, 2019), multiplied by 184/365 (to reflect the six-month period).

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2019

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS -- 99.9%
               CAPITAL MARKETS -- 99.9%
       32,130  First Trust Emerging Markets
                  Local Currency Bond ETF (a)           $   1,215,799
      187,447  First Trust Enhanced Short
                  Maturity ETF (a)                         11,259,941
      387,326  First Trust Low Duration
                  Opportunities ETF (a)                    20,129,332
      158,801  First Trust Senior Loan Fund (a)             7,477,145
       52,013  First Trust Tactical High Yield
                  ETF (a)                                   2,502,346
       48,278  First Trust TCW Opportunistic
                  Fixed Income ETF (a)                      2,562,596
       46,473  iShares MBS ETF                              5,042,321
                                                        -------------
               TOTAL INVESTMENTS -- 99.9%                  50,189,480
               (Cost $49,942,311) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                          38,285
                                                        -------------
               NET ASSETS -- 100.0%                     $  50,227,765
                                                        =============

(a)   Investment in an affiliated fund.

(b) Aggregate cost for federal income tax purposes is $49,971,226. As of August 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $301,659 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $83,405. The net unrealized appreciation was $218,254.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                           LEVEL 2         LEVEL 3
                          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                           QUOTED        OBSERVABLE      UNOBSERVABLE
                           PRICES          INPUTS           INPUTS
                        ---------------------------------------------
Exchange-Traded
   Funds*               $ 50,189,480     $        --     $         --
                        =============================================

* See Portfolio of Investments for industry breakout.


Page 6                  See Notes to Financial Statements

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2019

ASSETS:
Investments, at value - Affiliated.....................................      $    45,147,159
Investments, at value - Unaffiliated...................................            5,042,321
                                                                             ---------------
Total investments, at value............................................           50,189,480
Receivables:
   Investment securities sold..........................................               34,973
   Dividends...........................................................               21,734
                                                                             ---------------
      Total Assets.....................................................           50,246,187
                                                                             ---------------
LIABILITIES:
Due to custodian.......................................................               10,390
Investment advisory fees payable.......................................                8,032
                                                                             ---------------
      Total Liabilities................................................               18,422
                                                                             ---------------
NET ASSETS.............................................................      $    50,227,765
                                                                             ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $    49,996,796
Par value..............................................................               24,500
Accumulated distributable earnings (loss)..............................              206,469
                                                                             ---------------
NET ASSETS.............................................................      $    50,227,765
                                                                             ===============
NET ASSET VALUE, per share.............................................      $         20.50
                                                                             ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            2,450,002
                                                                             ===============
Investments, at cost - Affiliated......................................      $    44,938,236
                                                                             ===============
Investments, at cost - Unaffiliated....................................      $     5,004,075
                                                                             ===============
Total investments, at cost.............................................      $    49,942,311
                                                                             ===============


                        See Notes to Financial Statements                Page 7

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 3, 2019 (a) THROUGH AUGUST 31, 2019

INVESTMENT INCOME:
Dividends - Affiliated.................................................      $       437,149
Dividends - Unaffiliated...............................................               15,096
                                                                             ---------------
   Total investment income.............................................              452,245
                                                                             ---------------
EXPENSES:
Investment advisory fees...............................................               26,944
                                                                             ---------------
   Total expenses......................................................               26,944
                                                                             ---------------
NET INVESTMENT INCOME (LOSS)...........................................              425,301
                                                                             ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated............................................              (40,704)
   Investments - Unaffiliated..........................................                    4
   In-kind redemptions - Affiliated....................................               19,560
   In-kind redemptions - Unaffiliated..................................                   --
                                                                             ---------------
Net realized gain (loss)...............................................              (21,140)
                                                                             ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Affiliated............................................              208,923
   Investments - Unaffiliated..........................................               38,246
                                                                             ---------------
Net change in unrealized appreciation (depreciation)...................              247,169
                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              226,029
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $       651,330
                                                                             ===============


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 8                  See Notes to Financial Statements

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENT OF CHANGES IN NET ASSETS

                                                                                            FOR THE PERIOD
                                                                                          JANUARY 3, 2019 (a)
                                                                                                THROUGH
                                                                                            AUGUST 31, 2019
                                                                                          -------------------
OPERATIONS:
Net investment income (loss).........................................................       $       425,301
Net realized gain (loss).............................................................               (21,140)
Net change in unrealized appreciation (depreciation).................................               247,169
                                                                                            ---------------
Net increase (decrease) in net assets resulting from operations......................               651,330
                                                                                            ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations................................................................              (432,051)
                                                                                            ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................            51,029,601
Cost of shares redeemed..............................................................            (1,021,115)
                                                                                            ---------------
Net increase (decrease) in net assets resulting from shareholder transactions........            50,008,486
                                                                                            ---------------
Total increase (decrease) in net assets..............................................            50,227,765
NET ASSETS:
Beginning of period..................................................................                    --
                                                                                            ---------------
End of period........................................................................       $    50,227,765
                                                                                            ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................                    --
Shares sold..........................................................................             2,500,002
Shares redeemed......................................................................               (50,000)
                                                                                            ---------------
Shares outstanding, end of period....................................................             2,450,002
                                                                                            ===============


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                 Page 9

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                     PERIOD
                                                                      ENDED
                                                                  8/31/2019 (a)
                                                                 ---------------
Net asset value, beginning of period...........................     $   20.03
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.43
Net realized and unrealized gain (loss)........................          0.47
                                                                    ---------
Total from investment operations...............................          0.90
                                                                    ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.43)
                                                                    ---------
Net asset value, end of period.................................     $   20.50
                                                                    =========
TOTAL RETURN (b)...............................................          4.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  50,228
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............          0.20% (d)
Ratio of net investment income (loss) to average net assets....          3.16% (d)
Portfolio turnover rate (e)....................................            14%


(a) Inception date is January 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 10                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                AUGUST 31, 2019

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of seven funds that are offering shares. This report covers the First Trust Low Duration Strategic Focus ETF (the "Fund"), which trades under the ticker "LDSF" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund. The Fund's primary investment objective is to generate current income. The Fund's secondary investment objective is the preservation of capital. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. A significant portion of the ETFs in which the Fund invests may be advised by First Trust. The Fund may invest in ETFs that invest principally in corporate bonds, floating rate loans and fixed-to-floating rate loans, senior loans, mortgage-backed securities, hybrid income securities (including convertible, contingent convertible and preferred securities), government debt and other fixed income securities. The securities to which the Fund may have exposure may be issued by both U.S. and non-U.S. issuers, including both corporate and governmental issuers located in countries considered to be emerging markets. The Fund may also invest up to 40% of its net assets in ETFs that have exposure to U.S. corporate high yield securities (also known as "junk bonds") and senior loans. The Fund may invest up to 20% of its net assets in bonds issued by non-U.S. government and corporate issuers, including up to 10% of its net assets in ETFs holding debt of issuers located in countries considered to be emerging markets. The Fund may also invest up to 10% of its net assets in ETFs holding preferred securities and up to 10% of its net assets in ETFs holding convertible securities.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                AUGUST 31, 2019

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the type of security;

            2)    the size of the holding;

            3)    the initial cost of the security;

            4)    transactions in comparable securities;

            5)    price quotes from dealers and/or third-party pricing services;

            6)    relationships among various securities;

            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            8)    an analysis of the issuer's financial statements; and

            9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2019, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                AUGUST 31, 2019

Amounts related to these investments at August 31, 2019 and for the fiscal period then ended are as follows:

                                                                                CHANGE IN
                                                                                UNREALIZED     REALIZED
                        SHARES AT      VALUE AT                                APPRECIATION      GAIN        VALUE AT     DIVIDEND
    SECURITY NAME       8/31/2019      1/3/2019     PURCHASES       SALES     (DEPRECIATION)    (LOSS)      8/31/2019      INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust Emerging
   Markets Local
   Currency Bond ETF      32,130     $         --  $  1,276,275  $    (43,611) $    (16,608) $       (257) $  1,215,799  $    18,954
First Trust Enhanced
   Short Maturity ETF    187,447               --    11,494,354      (236,862)        1,535           914    11,259,941       82,674
First Trust Low
   Duration
   Opportunities ETF     387,326               --    20,407,877      (440,041)      158,491         3,005    20,129,332      146,634
First Trust Senior
   Loan Fund             158,801               --    10,494,816    (2,950,575)      (38,084)      (29,012)    7,477,145      131,190
First Trust Tactical
   High Yield ETF         52,013               --     2,578,054       (87,584)        8,844         3,032     2,502,346       37,938
First Trust TCW
   Opportunistic
   Fixed Income ETF       48,278               --     2,549,422       (82,745)       94,745         1,174     2,562,596       19,759
                                     -----------------------------------------------------------------------------------------------
                                     $         --  $ 48,800,798  $ (3,841,418) $    208,923  $    (21,144) $ 45,147,159  $   437,149
                                     ===============================================================================================

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended August 31, 2019 was as follows:

Distributions paid from:
Ordinary income..................................  $    432,051
Capital gains....................................            --
Return of capital................................            --

As of August 31, 2019, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income....................  $         --
Accumulated capital and other gain (loss)........       (11,785)
Net unrealized appreciation (depreciation).......       218,254

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2019 remains open to federal and state audit. As of August 31, 2019, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                AUGUST 31, 2019

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2019, the Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $11,785. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund's shareholders.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2019, the Fund had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended August 31, 2019, the adjustments for the Fund were as follows:

                                  Accumulated
                 Accumulated      Net Realized
                Net Investment    Gain (Loss)        Paid-in
                Income (Loss)    on Investments      Capital
                --------------   --------------   --------------
                $        6,750   $      (19,560)  $       12,810

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sale transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.20% of its average daily net assets. In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                                AUGUST 31, 2019

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended August 31, 2019, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $2,794,605 and $2,824,123, respectively.

For the fiscal period ended August 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were $51,013,730 and $1,020,761, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2020.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND VIII:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statement of assets and liabilities of First Trust Low Duration Strategic Focus ETF (the "Fund"), a series of the First Trust Exchange-Traded Fund VIII (the "Trust"), including the portfolio of investments, as of August 31, 2019, the related statement of operations, statement of changes in net assets, and financial highlights for the period from January 3, 2019 (commencement of operations) through August 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, and the results of its operations, changes in its net assets, and financial highlights for the period from January 3, 2019 (commencement of operations) through August 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 24, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                          AUGUST 31, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

Distributions paid to foreign shareholders between the period of January 3, 2019 and August 31, 2019 that were properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

Of the ordinary income (including short-term capital gain) distributions made by LDSF during the Fund's fiscal period ended August 31, 2019, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                          AUGUST 31, 2019 (UNAUDITED)

rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.


              NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                          AUGUST 31, 2019 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                TERM OF OFFICE                                                 THE FIRST TRUST      DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                  FUND COMPLEX       HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS                OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                   TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton Orthopedics;          163          None
(1951)                                             Limited Partner, Gundersen Real Estate
                               o Since Inception   Limited Partnership (June 1992 to
                                                   December 2016); Member, Sportsmed LLC
                                                   (April 2007 to November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.           163          Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial            163          Director of Trust
(1956)                                             and Management Consulting)                                     Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),          163          None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to
                                                   September 2014), Dew Learning LLC
                                                   (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust              163          None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                          AUGUST 31, 2019 (UNAUDITED)

                              POSITION AND             TERM OF OFFICE
       NAME                      OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
 AND YEAR OF BIRTH             WITH TRUST                  SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term   Managing Director and Chief Financial Officer
(1966)                Officer                                             (January 2016 to Present), Controller (January 2011
                                                      o Since Inception   to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer
                                                                          (January 2016 to Present), BondWave LLC
                                                                          (Software Development Company) and Stonebridge
                                                                          Advisors LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term   Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                   President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since Inception   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term   General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                       First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception   Counsel, BondWave LLC; Secretary, Stonebridge
                                                                          Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term   Managing Director, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term   Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                             and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1966)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term   Senior Vice President, First Trust Advisors L.P.
(1970)                                                                    and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                          AUGUST 31, 2019 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   Not applicable.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $171,000 for the fiscal year ended August 31, 2018 and $191,000 for the fiscal year ended August 31, 2019.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2018 and $0 for the fiscal year ended August 31, 2019.

      Audit-Related Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $0 for the fiscal year ended August 31, 2018 and $0 for the fiscal year ended August 31, 2019.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $28,213 for the fiscal year ended August 31, 2018 and $45,110 for the fiscal year ended August 31, 2019. These fees were related to tax returns.

      Tax Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser were $0 for the fiscal year ended August 31, 2018 and $0 for the fiscal year ended August 31, 2019.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended August 31, 2018 and $0 for the fiscal year ended August 31, 2019.

      All Other Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended August 31, 2018 and $0 for the fiscal year ended August 31, 2019.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                                     (b) 0%
                                     (c) 0%
                                     (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2018, were $28,213 for the registrant, $48,190 for the registrant's investment adviser and $80,310 for the registrant's distributor; and for the fiscal year ended August 31, 2019, were $45,110 for the registrant, $28,500 for the registrant's investment adviser and $34,400 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately designated audit committee consisting of all the independent trustees of the Registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.

(b)   Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or
this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b)   Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust Exchange-Traded Fund VIII
                -----------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 7, 2019
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 7, 2019
     ------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 7, 2019
     ------------------

* Print the name and title of each signing officer under his or her signature.